FS Variable Separate Account

The United States Life Insurance Company in the City of New York

2021

Annual Report

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of FS Variable Separate Account indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of FS Variable Separate Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4

American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4

American Funds IS Global Growth Fund Class 2	American Funds IS Global Growth Fund Class 4

American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2

American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2

American Funds IS Growth-Income Fund Class 4	American Funds IS International Fund Class 4 (1)

American Funds IS The Bond Fund of America Class 4	AST SA BlackRock Multi-Asset Income Portfolio Class 1 (8)(11)

AST SA BlackRock Multi-Asset Income Portfolio Class 3 (8)(11)	AST SA PGI Asset Allocation Portfolio Class 1 (6)(11)

AST SA PGI Asset Allocation Portfolio Class 3 (6)(11)	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III	Columbia VP Emerging Markets Bond Fund Class 2 (1)

Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1

Columbia VP Limited Duration Credit Fund Class 2	Delaware Ivy VIP Asset Strategy Class II (1)

FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2

FTVIP Franklin Mutual Global Discovery VIP Fund Class 2 (1)	FTVIP Franklin Rising Dividends VIP Fund Class 2

FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs VIT Government Money Market Fund Institutional Shares (2)	Goldman Sachs VIT Government Money Market Fund Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares (17)

Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series II

Invesco V.I. Equity and Income Fund Series II	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC

Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC

Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC

Lord Abbett Total Return Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class	PVC Core Plus Bond Account Class 1

PVC Diversified International Account Class 1	PVC Equity Income Account Class 2

PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1

PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 2

PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 2

PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 2

PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 2

SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3

SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3

SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (2)	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3

SAST SA Columbia Technology Portfolio Class 1 (4)(11)	SAST SA Columbia Technology Portfolio Class 3 (4) (11)

SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 3

SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 3

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3

SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3

SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3

SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1

SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1

SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3 (3)(11)

SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3

SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3

SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3

SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3

SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1

SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1

SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3

SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3

SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1(4)(7)(11)

SAST SA Wellington Capital Appreciation Portfolio Class 3 (4)(7)(11)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (9)

SAST SA Wellington Government and Quality Bond Portfolio Class 3 (9)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (10)

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (10)	SAST SA WellsCap Aggressive Growth Portfolio Class 1 (5)(11)

SAST SA WellsCap Aggressive Growth Portfolio Class 3 (5)(11)	SST SA Allocation Balanced Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3

SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3

SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3

SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3 (1)

SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3

SST SA Multi-Managed Small Cap Portfolio Class 3 (1)	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

SST SA T. Rowe Price Growth Stock Portfolio Class 3 (1)	SST SA Wellington Real Return Portfolio Class 3

VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund (1)

VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund

VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund

(1)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.

(2)	For the period January 31, 2020 (commencement of operations) to December 31, 2020 and January 1,2021 to December 31, 2021.

(3)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.

(4)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(5)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

(6)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

(7)	The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(8)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).

(9)	The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(10)	The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(11)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.

Basis for Opinions

These financial statements are the responsibility of The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 25, 2022

We have served as the auditor of one or more of the sub-accounts of the United States Life Insurance Company in the City of New York since at least 1994. We have not been able to determine the specific year we began serving as auditor.

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FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$3,090,985	$-	$3,090,985	$-	$3,090,985	$3,090,985
American Funds IS Asset Allocation Fund Class 4	2,187,950	-	2,187,950	-	2,187,950	2,187,950
American Funds IS Capital Income Builder Class 4	134,988	-	134,988	-	134,988	134,988
American Funds IS Capital World Bond Fund Class 4	40,563	-	40,563	-	40,563	40,563
American Funds IS Global Growth Fund Class 2	5,936,100	-	5,936,100	25,476	5,910,624	5,936,100
American Funds IS Global Growth Fund Class 4	451,093	-	451,093	-	451,093	451,093
American Funds IS Global Small Capitalization Fund Class 4	81,115	-	81,115	-	81,115	81,115
American Funds IS Growth Fund Class 2	8,264,229	-	8,264,229	32,335	8,231,894	8,264,229
American Funds IS Growth Fund Class 4	260,281	-	260,281	-	260,281	260,281
American Funds IS Growth-Income Fund Class 2	7,378,915	-	7,378,915	19,920	7,358,995	7,378,915
American Funds IS Growth-Income Fund Class 4	686,010	-	686,010	-	686,010	686,010
American Funds IS The Bond Fund of America Class 4	367,399	-	367,399	-	367,399	367,399
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	83,720	-	83,720	-	83,720	83,720
BlackRock Global Allocation V.I. Fund Class III	88,880	-	88,880	-	88,880	88,880
Columbia VP Income Opportunities Fund Class 1	116,284	-	116,284	-	116,284	116,284
Columbia VP Large Cap Growth Fund Class 1	478,547	-	478,547	-	478,547	478,547
Columbia VP Limited Duration Credit Fund Class 2	22,793	-	22,793	-	22,793	22,793
FTVIP Franklin Allocation VIP Fund Class 2	4,456,001	-	4,456,001	-	4,456,001	4,456,001
FTVIP Franklin Income VIP Fund Class 2	16,656,458	-	16,656,458	-	16,656,458	16,656,458
FTVIP Franklin Rising Dividends VIP Fund Class 2	16,574	-	16,574	-	16,574	16,574
FTVIP Franklin Strategic Income VIP Fund Class 2	12,306	-	12,306	-	12,306	12,306
FTVIP Templeton Global Bond VIP Fund Class 2	1,268	-	1,268	-	1,268	1,268
Goldman Sachs VIT Government Money Market Fund Institutional Shares	74,636	-	74,636	-	74,636	74,636
Goldman Sachs VIT Government Money Market Fund Service Shares	18,238,728	-	18,238,728	-	18,238,728	18,238,728
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	35,922	-	35,922	-	35,922	35,922
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	47,538	-	47,538	-	47,538	47,538
Invesco V.I. American Franchise Fund Series II	6,480,915	-	6,480,915	-	6,480,915	6,480,915
Invesco V.I. American Value Fund Series II	62,580	-	62,580	-	62,580	62,580
Invesco V.I. Balanced-Risk Allocation Fund Series II	4,809	-	4,809	-	4,809	4,809
Invesco V.I. Comstock Fund Series II	16,684,587	-	16,684,587	4,772	16,679,815	16,684,587
Invesco V.I. Equity and Income Fund Series II	161,285	-	161,285	-	161,285	161,285
Invesco V.I. Growth and Income Fund Series II	23,084,760	-	23,084,760	1,867	23,082,893	23,084,760
Lord Abbett Bond Debenture Portfolio Class VC	220,791	-	220,791	-	220,791	220,791
Lord Abbett Developing Growth Portfolio Class VC	241,624	-	241,624	-	241,624	241,624
Lord Abbett Fundamental Equity Portfolio Class VC	65,080	-	65,080	-	65,080	65,080
Lord Abbett Growth and Income Portfolio Class VC	9,559,964	-	9,559,964	630	9,559,334	9,559,964
Lord Abbett Mid Cap Stock Portfolio Class VC	131,490	-	131,490	-	131,490	131,490
Lord Abbett Short Duration Income Portfolio Class VC	336,160	-	336,160	-	336,160	336,160
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,902	-	72,902	-	72,902	72,902
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	26,711	-	26,711	-	26,711	26,711
PIMCO All Asset Portfolio Advisor Class	16,496	-	16,496	-	16,496	16,496
PIMCO Dynamic Bond Portfolio Advisor Class	16,000	-	16,000	-	16,000	16,000
PIMCO Emerging Markets Bond Portfolio Advisor Class	417,151	-	417,151	-	417,151	417,151
PIMCO Total Return Portfolio Advisor Class	17,407,302	-	17,407,302	-	17,407,302	17,407,302
PVC Core Plus Bond Account Class 1	20,548	-	20,548	-	20,548	20,548
PVC Diversified International Account Class 1	25,578	-	25,578	-	25,578	25,578
PVC Equity Income Account Class 2	307,194	-	307,194	-	307,194	307,194
PVC Government & High Quality Bond Account Class 1	366	-	366	-	366	366
PVC Large Cap Growth Account I Class 1	5,095	-	5,095	-	5,095	5,095
PVC MidCap Account Class 2	1,039,619	-	1,039,619	-	1,039,619	1,039,619
PVC Principal Capital Appreciation Account Class 2	226,069	-	226,069	-	226,069	226,069
PVC SAM Balanced Portfolio Class 2	4,892,384	-	4,892,384	63,130	4,829,254	4,892,384
PVC SAM Conservative Balanced Portfolio Class 2	31,651	-	31,651	-	31,651	31,651
PVC SAM Conservative Growth Portfolio Class 2	701,921	-	701,921	-	701,921	701,921
PVC SAM Flexible Income Portfolio Class 2	92,675	-	92,675	11,006	81,669	92,675
PVC SAM Strategic Growth Portfolio Class 2	450,723	-	450,723	-	450,723	450,723

The accompanying Notes to Financial Statements are an integral part of this statement.

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FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC Short-Term Income Account Class 1	$28,700	$-	$28,700	$-	$28,700	$28,700
PVC SmallCap Account Class 2	9,892	-	9,892	-	9,892	9,892
SST SA Allocation Balanced Portfolio Class 3	17,173,478	-	17,173,478	-	17,173,478	17,173,478
SST SA Allocation Growth Portfolio Class 3	21,019,023	-	21,019,023	-	21,019,023	21,019,023
SST SA Allocation Moderate Growth Portfolio Class 3	23,642,217	-	23,642,217	-	23,642,217	23,642,217
SST SA Allocation Moderate Portfolio Class 3	18,087,181	-	18,087,181	32,446	18,054,735	18,087,181
SST SA Columbia Focused Value Portfolio Class 3	6,621	-	6,621	-	6,621	6,621
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	158,182	-	158,182	-	158,182	158,182
SST SA Multi-Managed International Equity Portfolio Class 3	42,292	-	42,292	-	42,292	42,292
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	77,385	-	77,385	-	77,385	77,385
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	8,832	-	8,832	-	8,832	8,832
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	5,933	-	5,933	-	5,933	5,933
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	8,245,277	-	8,245,277	-	8,245,277	8,245,277
SST SA Wellington Real Return Portfolio Class 3	24,601,556	-	24,601,556	2,240	24,599,316	24,601,556
SAST SA AB Growth Portfolio Class 1	26,146,368	-	26,146,368	429,725	25,716,643	26,146,368
SAST SA AB Growth Portfolio Class 3	38,057,261	-	38,057,261	-	38,057,261	38,057,261
SAST SA AB Small & Mid Cap Value Portfolio Class 3	24,680,495	-	24,680,495	12,467	24,668,028	24,680,495
SAST SA American Funds Asset Allocation Portfolio Class 3	130,501,775	-	130,501,775	-	130,501,775	130,501,775
SAST SA American Funds Global Growth Portfolio Class 3	23,724,059	-	23,724,059	12,123	23,711,936	23,724,059
SAST SA American Funds Growth Portfolio Class 3	41,818,824	-	41,818,824	14,439	41,804,385	41,818,824
SAST SA American Funds Growth-Income Portfolio Class 3	25,432,024	-	25,432,024	8,274	25,423,750	25,432,024
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	227,734,321	-	227,734,321	-	227,734,321	227,734,321
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,943,834	-	3,943,834	-	3,943,834	3,943,834
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	88,270,352	-	88,270,352	-	88,270,352	88,270,352
SAST SA DFA Ultra Short Bond Portfolio Class 1	842,155	-	842,155	541	841,614	842,155
SAST SA DFA Ultra Short Bond Portfolio Class 3	18,086,738	-	18,086,738	85,945	18,000,793	18,086,738
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,287,636	-	1,287,636	-	1,287,636	1,287,636
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,599,626	-	1,599,626	18,953	1,580,673	1,599,626
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	63,186,471	-	63,186,471	1,904	63,184,567	63,186,471
SAST SA Fidelity Institutional AM® International Growth Class 3	1,829,480	-	1,829,480	-	1,829,480	1,829,480
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,071,774	-	1,071,774	-	1,071,774	1,071,774
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,689,821	-	10,689,821	2,223	10,687,598	10,689,821
SAST SA Fixed Income Index Portfolio Class 3	7,628,952	-	7,628,952	-	7,628,952	7,628,952
SAST SA Fixed Income Intermediate Index Portfolio Class 3	4,951,690	-	4,951,690	-	4,951,690	4,951,690
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	14,544,535	-	14,544,535	200,797	14,343,738	14,544,535
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	22,246,264	-	22,246,264	1,366	22,244,898	22,246,264
SAST SA Franklin Small Company Value Portfolio Class 3	12,230,172	-	12,230,172	988	12,229,184	12,230,172
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,068,469	-	1,068,469	-	1,068,469	1,068,469
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	15,230,941	-	15,230,941	-	15,230,941	15,230,941
SAST SA Franklin Tactical Opportunities Portfolio Class 3	4,794,325	-	4,794,325	-	4,794,325	4,794,325
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	506,791	-	506,791	-	506,791	506,791
SAST SA Global Index Allocation 60/40 Portfolio Class 3	10,364,435	-	10,364,435	-	10,364,435	10,364,435
SAST SA Global Index Allocation 75/25 Portfolio Class 3	7,546,631	-	7,546,631	-	7,546,631	7,546,631
SAST SA Global Index Allocation 90/10 Portfolio Class 3	25,172,377	-	25,172,377	-	25,172,377	25,172,377
SAST SA Goldman Sachs Global Bond Portfolio Class 1	635,449	-	635,449	3,892	631,557	635,449
SAST SA Goldman Sachs Global Bond Portfolio Class 3	25,127,576	-	25,127,576	7,294	25,120,282	25,127,576
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	5,790,205	-	5,790,205	-	5,790,205	5,790,205
SAST SA Index Allocation 60/40 Portfolio Class 3	29,284,999	-	29,284,999	-	29,284,999	29,284,999
SAST SA Index Allocation 80/20 Portfolio Class 3	68,014,395	-	68,014,395	-	68,014,395	68,014,395
SAST SA Index Allocation 90/10 Portfolio Class 3	110,912,966	-	110,912,966	-	110,912,966	110,912,966
SAST SA International Index Portfolio Class 3	1,400,713	-	1,400,713	-	1,400,713	1,400,713
SAST SA Invesco Growth Opportunities Portfolio Class 1	354,382	-	354,382	-	354,382	354,382
SAST SA Invesco Growth Opportunities Portfolio Class 3	10,607,972	-	10,607,972	1,589	10,606,383	10,607,972
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,692,822	-	1,692,822	53,320	1,639,502	1,692,822
SAST SA Invesco Main Street Large Cap Portfolio Class 3	7,608,662	-	7,608,662	-	7,608,662	7,608,662
SAST SA Janus Focused Growth Portfolio Class 1	1,369,132	-	1,369,132	-	1,369,132	1,369,132

The accompanying Notes to Financial Statements are an integral part of this statement.

4

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Janus Focused Growth Portfolio Class 3	$10,783,445	$-	$10,783,445	$550	$10,782,895	$10,783,445
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,815,494	-	4,815,494	44,872	4,770,622	4,815,494
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	25,151,469	-	25,151,469	-	25,151,469	25,151,469
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,253,995	-	1,253,995	3,526	1,250,469	1,253,995
SAST SA JPMorgan Emerging Markets Portfolio Class 3	8,676,318	-	8,676,318	-	8,676,318	8,676,318
SAST SA JPMorgan Equity-Income Portfolio Class 1	6,720,937	-	6,720,937	57,325	6,663,612	6,720,937
SAST SA JPMorgan Equity-Income Portfolio Class 3	18,343,013	-	18,343,013	-	18,343,013	18,343,013
SAST SA JPMorgan Global Equities Portfolio Class 1	1,311,341	-	1,311,341	1,601	1,309,740	1,311,341
SAST SA JPMorgan Global Equities Portfolio Class 3	3,087,444	-	3,087,444	-	3,087,444	3,087,444
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	884,459	-	884,459	18,869	865,590	884,459
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	62,549,578	-	62,549,578	8,145	62,541,433	62,549,578
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	4,965,232	-	4,965,232	17,194	4,948,038	4,965,232
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	25,890,626	-	25,890,626	560	25,890,066	25,890,626
SAST SA Large Cap Growth Index Portfolio Class 3	2,977,406	-	2,977,406	-	2,977,406	2,977,406
SAST SA Large Cap Index Portfolio Class 3	7,276,498	-	7,276,498	-	7,276,498	7,276,498
SAST SA Large Cap Value Index Portfolio Class 3	3,706,143	-	3,706,143	-	3,706,143	3,706,143
SAST SA MFS Blue Chip Growth Portfolio Class 1	808,479	-	808,479	-	808,479	808,479
SAST SA MFS Blue Chip Growth Portfolio Class 3	11,490,746	-	11,490,746	930	11,489,816	11,490,746
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	3,190,901	-	3,190,901	9,129	3,181,772	3,190,901
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	16,179,435	-	16,179,435	2,023	16,177,412	16,179,435
SAST SA MFS Total Return Portfolio Class 1	3,671,887	-	3,671,887	92,945	3,578,942	3,671,887
SAST SA MFS Total Return Portfolio Class 3	15,819,871	-	15,819,871	1,619	15,818,252	15,819,871
SAST SA Mid Cap Index Portfolio Class 3	3,780,845	-	3,780,845	-	3,780,845	3,780,845
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,415,563	-	1,415,563	734	1,414,829	1,415,563
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,348,337	-	7,348,337	-	7,348,337	7,348,337
SAST SA PIMCO RAE International Value Portfolio Class 3	19,225,949	-	19,225,949	3,780	19,222,169	19,225,949
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	127,997,055	-	127,997,055	-	127,997,055	127,997,055
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,309,151	-	1,309,151	8,733	1,300,418	1,309,151
SAST SA PineBridge High-Yield Bond Portfolio Class 3	8,200,031	-	8,200,031	983	8,199,048	8,200,031
SAST SA Putnam International Growth and Income Portfolio Class 1	1,595,497	-	1,595,497	29,165	1,566,332	1,595,497
SAST SA Putnam International Growth and Income Portfolio Class 3	6,030,774	-	6,030,774	-	6,030,774	6,030,774
SAST SA Schroders VCP Global Allocation Portfolio Class 3	66,116,930	-	66,116,930	-	66,116,930	66,116,930
SAST SA Small Cap Index Portfolio Class 3	4,071,978	-	4,071,978	-	4,071,978	4,071,978
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	39,760,406	-	39,760,406	-	39,760,406	39,760,406
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	161,678,461	-	161,678,461	-	161,678,461	161,678,461
SAST SA VCP Dynamic Allocation Portfolio Class 3	949,027,439	-	949,027,439	27,781	948,999,658	949,027,439
SAST SA VCP Dynamic Strategy Portfolio Class 3	726,487,575	-	726,487,575	27,189	726,460,386	726,487,575
SAST SA VCP Index Allocation Portfolio Class 3	63,795,457	-	63,795,457	-	63,795,457	63,795,457
SAST SA Wellington Capital Appreciation Portfolio Class 1	15,748,392	-	15,748,392	159,325	15,589,067	15,748,392
SAST SA Wellington Capital Appreciation Portfolio Class 3	65,201,228	-	65,201,228	50,063	65,151,165	65,201,228
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,579,388	-	1,579,388	39,462	1,539,926	1,579,388
SAST SA Wellington Government and Quality Bond Portfolio Class 3	36,767,735	-	36,767,735	1,237	36,766,498	36,767,735
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	212,170	-	212,170	-	212,170	212,170
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	9,547,882	-	9,547,882	-	9,547,882	9,547,882
VALIC Company I International Equities Index Fund	144,688	-	144,688	-	144,688	144,688
VALIC Company I Mid Cap Index Fund	684,730	-	684,730	-	684,730	684,730
VALIC Company I Nasdaq-100 Index Fund	334,229	-	334,229	-	334,229	334,229
VALIC Company I Small Cap Index Fund	247,772	-	247,772	-	247,772	247,772
VALIC Company I Stock Index Fund	1,599,817	-	1,599,817	-	1,599,817	1,599,817

The accompanying Notes to Financial Statements are an integral part of this statement.

5

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	107,550	$28.74	$3,090,985	$2,703,340	1
American Funds IS Asset Allocation Fund Class 4	76,609	28.56	2,187,950	2,032,908	1
American Funds IS Capital Income Builder Class 4	11,119	12.14	134,988	110,398	1
American Funds IS Capital World Bond Fund Class 4	3,506	11.57	40,563	41,025	1
American Funds IS Global Growth Fund Class 2	132,089	44.94	5,936,100	3,788,277	1
American Funds IS Global Growth Fund Class 4	10,121	44.57	451,093	276,624	1
American Funds IS Global Small Capitalization Fund Class 4	2,461	32.96	81,115	82,060	1
American Funds IS Growth Fund Class 2	65,444	126.28	8,264,229	5,056,444	1
American Funds IS Growth Fund Class 4	2,103	123.79	260,281	160,264	1
American Funds IS Growth-Income Fund Class 2	111,061	66.44	7,378,915	5,118,305	1
American Funds IS Growth-Income Fund Class 4	10,462	65.57	686,010	470,949	1
American Funds IS The Bond Fund of America Class 4	33,370	11.01	367,399	378,788	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,006	13.94	83,720	69,139	1
BlackRock Global Allocation V.I. Fund Class III	6,181	14.38	88,880	89,198	1
Columbia VP Income Opportunities Fund Class 1	15,864	7.33	116,284	120,718	1
Columbia VP Large Cap Growth Fund Class 1	12,610	37.95	478,547	168,442	1
Columbia VP Limited Duration Credit Fund Class 2	2,328	9.79	22,793	22,255	1
FTVIP Franklin Allocation VIP Fund Class 2	747,651	5.96	4,456,001	4,439,384	1
FTVIP Franklin Income VIP Fund Class 2	993,822	16.76	16,656,458	15,131,272	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	468	35.42	16,574	11,289	1
FTVIP Franklin Strategic Income VIP Fund Class 2	1,203	10.23	12,306	12,376	1
FTVIP Templeton Global Bond VIP Fund Class 2	97	13.13	1,268	1,512	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	74,636	1.00	74,636	74,636	1
Goldman Sachs VIT Government Money Market Fund Service Shares	18,238,728	1.00	18,238,728	18,238,728	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	3,692	9.73	35,922	33,851	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,697	12.86	47,538	46,319	1
Invesco V.I. American Franchise Fund Series II	78,046	83.04	6,480,915	6,392,217	1
Invesco V.I. American Value Fund Series II	3,146	19.89	62,580	59,384	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	456	10.55	4,809	4,443	1
Invesco V.I. Comstock Fund Series II	792,617	21.05	16,684,587	13,061,645	1
Invesco V.I. Equity and Income Fund Series II	7,848	20.55	161,285	155,453	1
Invesco V.I. Growth and Income Fund Series II	975,687	23.66	23,084,760	17,979,886	1
Lord Abbett Bond Debenture Portfolio Class VC	17,950	12.30	220,791	226,817	1
Lord Abbett Developing Growth Portfolio Class VC	6,983	34.60	241,624	249,894	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,236	20.11	65,080	58,356	1
Lord Abbett Growth and Income Portfolio Class VC	238,760	40.04	9,559,964	8,141,948	1
Lord Abbett Mid Cap Stock Portfolio Class VC	4,693	28.02	131,490	94,424	1
Lord Abbett Short Duration Income Portfolio Class VC	23,858	14.09	336,160	344,661	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	8,815	8.27	72,902	66,946	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,345	11.39	26,711	22,380	1
PIMCO All Asset Portfolio Advisor Class	1,415	11.66	16,496	13,566	1
PIMCO Dynamic Bond Portfolio Advisor Class	1,550	10.32	16,000	16,178	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	33,319	12.52	417,151	429,470	1
PIMCO Total Return Portfolio Advisor Class	1,617,779	10.76	17,407,302	18,018,516	1
PVC Core Plus Bond Account Class 1	1,790	11.48	20,548	20,555	1
PVC Diversified International Account Class 1	1,334	19.17	25,578	20,555	1
PVC Equity Income Account Class 2	9,070	33.87	307,194	194,379	1
PVC Government & High Quality Bond Account Class 1	39	9.48	366	400	1
PVC Large Cap Growth Account I Class 1	97	52.48	5,095	3,700	1
PVC MidCap Account Class 2	14,070	73.89	1,039,619	673,958	1
PVC Principal Capital Appreciation Account Class 2	5,488	41.19	226,069	134,370	1
PVC SAM Balanced Portfolio Class 2	274,237	17.84	4,892,384	4,135,631	1
PVC SAM Conservative Balanced Portfolio Class 2	2,362	13.40	31,651	28,115	1
PVC SAM Conservative Growth Portfolio Class 2	28,779	24.39	701,921	513,693	1
PVC SAM Flexible Income Portfolio Class 2	7,129	13.00	92,675	88,822	1
PVC SAM Strategic Growth Portfolio Class 2	16,319	27.62	450,723	327,915	1
PVC Short-Term Income Account Class 1	11,344	2.53	28,700	28,781	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

6

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC SmallCap Account Class 2	496	$19.93	$9,892	$7,589	1
SST SA Allocation Balanced Portfolio Class 3	1,551,353	11.07	17,173,478	16,246,612	1
SST SA Allocation Growth Portfolio Class 3	1,214,271	17.31	21,019,023	18,232,419	1
SST SA Allocation Moderate Growth Portfolio Class 3	1,947,464	12.14	23,642,217	21,953,780	1
SST SA Allocation Moderate Portfolio Class 3	1,512,306	11.96	18,087,181	16,666,930	1
SST SA Columbia Focused Value Portfolio Class 3	290	22.84	6,621	5,417	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,695	11.55	158,182	161,111	1
SST SA Multi-Managed International Equity Portfolio Class 3	4,233	9.99	42,292	36,995	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	4,967	15.58	77,385	70,704	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	524	16.86	8,832	8,819	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	301	19.72	5,933	4,825	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	551,893	14.94	8,245,277	7,051,033	1
SST SA Wellington Real Return Portfolio Class 3	2,407,197	10.22	24,601,556	23,724,939	1
SAST SA AB Growth Portfolio Class 1	350,206	74.66	26,146,368	16,136,627	1
SAST SA AB Growth Portfolio Class 3	528,206	72.05	38,057,261	27,906,634	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,238,981	19.92	24,680,495	17,299,672	1
SAST SA American Funds Asset Allocation Portfolio Class 3	7,038,931	18.54	130,501,775	107,286,660	1
SAST SA American Funds Global Growth Portfolio Class 3	1,675,428	14.16	23,724,059	19,832,125	1
SAST SA American Funds Growth Portfolio Class 3	2,196,367	19.04	41,818,824	31,686,363	1
SAST SA American Funds Growth-Income Portfolio Class 3	1,827,013	13.92	25,432,024	21,551,288	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	13,148,633	17.32	227,734,321	183,177,549	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	229,961	17.15	3,943,834	3,966,333	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	8,319,543	10.61	88,270,352	91,233,802	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	80,744	10.43	842,155	854,047	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,774,950	10.19	18,086,738	18,326,951	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	78,039	16.50	1,287,636	1,296,633	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	117,706	13.59	1,599,626	1,576,447	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	4,687,424	13.48	63,186,471	63,208,280	1
SAST SA Fidelity Institutional AM® International Growth Class 3	88,595	20.65	1,829,480	1,795,386	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	60,586	17.69	1,071,774	832,138	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	611,196	17.49	10,689,821	7,957,138	1
SAST SA Fixed Income Index Portfolio Class 3	709,670	10.75	7,628,952	7,906,885	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	473,846	10.45	4,951,690	5,014,076	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	604,762	24.05	14,544,535	12,365,814	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	931,586	23.88	22,246,264	17,810,138	1
SAST SA Franklin Small Company Value Portfolio Class 3	565,165	21.64	12,230,172	10,560,884	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	70,947	15.06	1,068,469	972,657	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	1,027,729	14.82	15,230,941	14,019,025	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	379,298	12.64	4,794,325	4,363,825	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	23,183	21.86	506,791	420,813	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	560,240	18.50	10,364,435	9,282,989	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	390,612	19.32	7,546,631	6,493,283	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,234,545	20.39	25,172,377	20,507,436	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	56,484	11.25	635,449	636,153	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,284,325	11.00	25,127,576	25,351,314	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	502,186	11.53	5,790,205	5,626,437	1
SAST SA Index Allocation 60/40 Portfolio Class 3	1,989,470	14.72	29,284,999	23,649,759	1
SAST SA Index Allocation 80/20 Portfolio Class 3	4,195,829	16.21	68,014,395	50,254,637	1
SAST SA Index Allocation 90/10 Portfolio Class 3	6,586,281	16.84	110,912,966	84,146,231	1
SAST SA International Index Portfolio Class 3	104,609	13.39	1,400,713	1,296,304	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	30,498	11.62	354,382	302,485	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,025,916	10.34	10,607,972	9,625,178	1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	58,779	28.80	1,692,822	1,027,027	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	265,851	28.62	7,608,662	6,103,683	1
SAST SA Janus Focused Growth Portfolio Class 1	57,023	24.01	1,369,132	757,460	1
SAST SA Janus Focused Growth Portfolio Class 3	477,144	22.60	10,783,445	8,339,256	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

7

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	217,896	$22.10	$4,815,494	$4,614,108	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,148,994	21.89	25,151,469	23,346,125	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	128,615	9.75	1,253,995	954,811	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	902,843	9.61	8,676,318	7,557,745	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	164,447	40.87	6,720,937	5,140,666	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	452,690	40.52	18,343,013	15,878,473	1
SAST SA JPMorgan Global Equities Portfolio Class 1	54,730	23.96	1,311,341	1,016,661	1
SAST SA JPMorgan Global Equities Portfolio Class 3	130,272	23.70	3,087,444	2,478,360	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	95,001	9.31	884,459	887,858	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,791,485	9.21	62,549,578	62,236,048	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	192,525	25.79	4,965,232	4,543,863	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,103,607	23.46	25,890,626	25,410,679	1
SAST SA Large Cap Growth Index Portfolio Class 3	100,014	29.77	2,977,406	2,461,020	1
SAST SA Large Cap Index Portfolio Class 3	195,500	37.22	7,276,498	6,174,940	1
SAST SA Large Cap Value Index Portfolio Class 3	188,993	19.61	3,706,143	3,304,628	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	43,467	18.60	808,479	602,325	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	627,567	18.31	11,490,746	9,202,287	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	105,310	30.30	3,190,901	2,410,314	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	537,344	30.11	16,179,435	12,168,378	1
SAST SA MFS Total Return Portfolio Class 1	171,503	21.41	3,671,887	3,083,588	1
SAST SA MFS Total Return Portfolio Class 3	741,672	21.33	15,819,871	14,233,975	1
SAST SA Mid Cap Index Portfolio Class 3	243,926	15.50	3,780,845	3,288,265	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	124,609	11.36	1,415,563	1,154,912	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	651,448	11.28	7,348,337	6,372,078	1
SAST SA PIMCO RAE International Value Portfolio Class 3	1,315,945	14.61	19,225,949	18,750,373	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	12,052,453	10.62	127,997,055	131,412,224	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	233,777	5.60	1,309,151	1,362,356	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,477,483	5.55	8,200,031	8,206,701	1
SAST SA Putnam International Growth and Income Portfolio Class 1	139,589	11.43	1,595,497	1,270,976	1
SAST SA Putnam International Growth and Income Portfolio Class 3	525,787	11.47	6,030,774	4,243,388	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,239,059	12.62	66,116,930	58,404,170	1
SAST SA Small Cap Index Portfolio Class 3	272,191	14.96	4,071,978	3,724,054	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,555,296	15.56	39,760,406	32,284,628	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	11,474,696	14.09	161,678,461	137,890,818	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	67,739,289	14.01	949,027,439	872,185,626	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	50,241,188	14.46	726,487,575	664,059,119	1
SAST SA VCP Index Allocation Portfolio Class 3	5,075,215	12.57	63,795,457	56,282,244	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	295,301	53.33	15,748,392	13,651,517	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,433,624	45.48	65,201,228	69,169,974	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	103,161	15.31	1,579,388	1,583,338	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,407,841	15.27	36,767,735	37,228,267	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	20,945	10.13	212,170	166,140	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	949,094	10.06	9,547,882	8,886,279	1
VALIC Company I International Equities Index Fund	17,103	8.46	144,688	116,938	1
VALIC Company I Mid Cap Index Fund	20,953	32.68	684,730	518,611	1
VALIC Company I Nasdaq-100 Index Fund	11,666	28.65	334,229	158,679	1
VALIC Company I Small Cap Index Fund	10,616	23.34	247,772	200,792	1
VALIC Company I Stock Index Fund	26,628	60.08	1,599,817	979,522	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

8

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$42,624	$24,588	$3,201	$573	$20,835
Mortality and expense risk and administrative charges	(18,958)	(14,286)	(1,595)	(445)	(82,334)
Net investment income (loss)	23,666	10,302	1,606	128	(61,499)
Net realized gain (loss)	112,767	9,031	4,020	18	548,554
Capital gain distribution from mutual funds	61,997	47,195	-	800	308,679
Change in unrealized appreciation (depreciation) of investments	79,098	92,743	10,757	(3,368)	93,803
Increase (decrease) in net assets from operations	277,528	159,271	16,383	(2,422)	889,537

From contract transactions:
Payments received from contract owners	1,486,461	1,461,301	-	10,000	25,181
Payments for contract benefits or terminations	(340,074)	(22,539)	(203)	-	(1,179,480)
Transfers between sub-accounts (including fixed account), net	(99,964)	85,328	(50,368)	346	66,236
Contract maintenance charges	(12,867)	(17,020)	(314)	(137)	(20,663)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	1,089
Increase (decrease) in net assets from contract transactions	1,033,556	1,507,070	(50,885)	10,209	(1,107,637)

Increase (decrease) in net assets	1,311,084	1,666,341	(34,502)	7,787	(218,100)
Net assets at beginning of period	1,779,901	521,609	169,490	32,776	6,154,200
Net assets at end of period	$3,090,985	$2,187,950	$134,988	$40,563	$5,936,100

Beginning units	44,978	34,321	14,304	2,886	89,192
Units issued	33,599	94,216	12	939	2,360
Units redeemed	(10,164)	(2,831)	(4,167)	(13)	(16,450)
Ending units	68,413	125,706	10,149	3,812	75,102

For the Year Ended December 31, 2020
From operations:
Dividends	$27,029	$6,088	$3,898	$323	$19,203
Mortality and expense risk and administrative charges	(13,789)	(4,650)	(1,758)	(426)	(71,320)
Net investment income (loss)	13,240	1,438	2,140	(103)	(52,117)
Net realized gain (loss)	14,918	742	37	505	294,111
Capital gain distribution from mutual funds	7,423	1,719	-	535	156,799
Change in unrealized appreciation (depreciation) of investments	146,121	41,680	2,622	2,009	1,043,941
Increase (decrease) in net assets from operations	181,702	45,579	4,799	2,946	1,442,734

From contract transactions:
Payments received from contract owners	33,062	105,900	6,866	-	40,798
Payments for contract benefits or terminations	(66,446)	(100)	(2,272)	-	(551,517)
Transfers between sub-accounts (including fixed account), net	2,556	462	8,167	(72,533)	(303,648)
Contract maintenance charges	(12,077)	(1,831)	(280)	(129)	(19,771)
Increase (decrease) in net assets from contract transactions	(42,905)	104,431	12,481	(72,662)	(834,138)

Increase (decrease) in net assets	138,797	150,010	17,280	(69,716)	608,596
Net assets at beginning of period	1,641,104	371,599	152,210	102,492	5,545,604
Net assets at end of period	$1,779,901	$521,609	$169,490	$32,776	$6,154,200

Beginning units	46,239	27,176	13,217	9,694	103,594
Units issued	1,201	7,286	1,325	-	4,631
Units redeemed	(2,462)	(141)	(238)	(6,808)	(19,033)
Ending units	44,978	34,321	14,304	2,886	89,192

The accompanying Notes to Financial Statements are an integral part of this statement.

9

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$913	$-	$17,558	$142	$81,667
Mortality and expense risk and administrative charges	(5,141)	(559)	(118,038)	(2,893)	(102,160)
Net investment income (loss)	(4,228)	(559)	(100,480)	(2,751)	(20,493)
Net realized gain (loss)	2,651	166	588,613	2,019	385,053
Capital gain distribution from mutual funds	20,957	197	1,059,273	31,054	75,865
Change in unrealized appreciation (depreciation) of investments	38,655	(2,809)	(23,198)	13,738	1,089,134
Increase (decrease) in net assets from operations	58,035	(3,005)	1,524,208	44,060	1,529,559

From contract transactions:
Payments received from contract owners	-	72,024	30,053	-	17,819
Payments for contract benefits or terminations	-	-	(948,696)	-	(1,091,472)
Transfers between sub-accounts (including fixed account), net	446	4,036	(163,941)	(1,181)	(274,479)
Contract maintenance charges	(1,022)	(133)	(21,159)	(650)	(19,365)
Adjustments to net assets allocated to contracts in payout period	-	-	1,261	-	677
Increase (decrease) in net assets from contract transactions	(576)	75,927	(1,102,482)	(1,831)	(1,366,820)

Increase (decrease) in net assets	57,459	72,922	421,726	42,229	162,739
Net assets at beginning of period	393,634	8,193	7,842,503	218,052	7,216,176
Net assets at end of period	$451,093	$81,115	$8,264,229	$260,281	$7,378,915

Beginning units	20,768	487	95,481	8,542	149,495
Units issued	41	4,111	1,567	-	794
Units redeemed	(70)	(12)	(13,295)	(62)	(24,785)
Ending units	20,739	4,586	83,753	8,480	125,504

For the Year Ended December 31, 2020
From operations:
Dividends	$519	$2	$20,602	$496	$89,790
Mortality and expense risk and administrative charges	(3,869)	(52)	(92,398)	(2,867)	(91,348)
Net investment income (loss)	(3,350)	(50)	(71,796)	(2,371)	(1,558)
Net realized gain (loss)	1,941	36	359,517	36,437	213,801
Capital gain distribution from mutual funds	9,202	117	154,607	5,771	180,574
Change in unrealized appreciation (depreciation) of investments	80,220	1,791	2,316,449	65,209	364,865
Increase (decrease) in net assets from operations	88,013	1,894	2,758,777	105,046	757,682

From contract transactions:
Payments received from contract owners	1,109	4,577	69,906	10,801	30,225
Payments for contract benefits or terminations	-	-	(692,957)	-	(613,825)
Transfers between sub-accounts (including fixed account), net	(2,778)	(191)	(474,357)	(106,386)	(306,814)
Contract maintenance charges	(1,016)	(22)	(20,271)	(719)	(20,208)
Increase (decrease) in net assets from contract transactions	(2,685)	4,364	(1,117,679)	(96,304)	(910,622)

Increase (decrease) in net assets	85,328	6,258	1,641,098	8,742	(152,940)
Net assets at beginning of period	308,306	1,935	6,201,405	209,310	7,369,116
Net assets at end of period	$393,634	$8,193	$7,842,503	$218,052	$7,216,176

Beginning units	20,922	147	113,118	12,293	171,558
Units issued	76	353	4,071	555	5,715
Units redeemed	(230)	(13)	(21,708)	(4,306)	(27,778)
Ending units	20,768	487	95,481	8,542	149,495

The accompanying Notes to Financial Statements are an integral part of this statement.

10

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth- Income Fund Class 4	American Funds IS The Bond Fund of America Class 4	AST SA BlackRock Multi-Asset Income Portfolio Class 1	AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA PGI Asset Allocation Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$6,061	$4,250	$-	$-	$72,216
Mortality and expense risk and administrative charges	(6,752)	(3,626)	-	-	(32,636)
Net investment income (loss)	(691)	624	-	-	39,580
Net realized gain (loss)	2,863	81	-	-	153,357
Capital gain distribution from mutual funds	6,228	9,445	-	-	287,855
Change in unrealized appreciation (depreciation) of investments	117,785	(14,206)	-	-	(145,925)
Increase (decrease) in net assets from operations	126,185	(4,056)	-	-	334,867

From contract transactions:
Payments received from contract owners	-	134,048	-	-	-
Payments for contract benefits or terminations	-	-	-	-	(404,378)
Transfers between sub-accounts (including fixed account), net	(671)	3,470	-	-	(2,472,637)
Contract maintenance charges	(1,722)	(1,266)	-	-	(330)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	881
Increase (decrease) in net assets from contract transactions	(2,393)	136,252	-	-	(2,876,464)

Increase (decrease) in net assets	123,792	132,196	-	-	(2,541,597)
Net assets at beginning of period	562,218	235,203	-	-	2,541,597
Net assets at end of period	$686,010	$367,399	$-	$-	$-

Beginning units	32,586	20,245	-	-	47,718
Units issued	-	12,162	-	-	45
Units redeemed	(123)	(213)	-	-	(47,763)
Ending units	32,463	32,194	-	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$5,827	$975	$-	$-	$61,451
Mortality and expense risk and administrative charges	(5,263)	(634)	(135)	(5,705)	(36,763)
Net investment income (loss)	564	341	(135)	(5,705)	24,688
Net realized gain (loss)	550	352	18,159	190,812	(55,468)
Capital gain distribution from mutual funds	13,144	411	-	-	63,184
Change in unrealized appreciation (depreciation) of investments	46,371	3,558	(18,056)	(190,478)	156,049
Increase (decrease) in net assets from operations	60,629	4,662	(32)	(5,371)	188,453

From contract transactions:
Payments received from contract owners	1,553	188,582	-	50	1,500
Payments for contract benefits or terminations	-	-	-	(16,977)	(228,901)
Transfers between sub-accounts (including fixed account), net	(63)	(72,164)	(123,742)	(5,112,969)	(37,355)
Contract maintenance charges	(1,691)	(213)	-	(4,280)	(556)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	(6)
Increase (decrease) in net assets from contract transactions	(201)	116,205	(123,742)	(5,134,176)	(265,318)

Increase (decrease) in net assets	60,428	120,867	(123,774)	(5,139,547)	(76,865)
Net assets at beginning of period	501,790	114,336	123,774	5,139,547	2,618,462
Net assets at end of period	$562,218	$235,203	$-	$-	$2,541,597

Beginning units	32,587	10,558	2,180	409,843	53,212
Units issued	146	16,508	-	2,206	460
Units redeemed	(147)	(6,821)	(2,180)	(412,049)	(5,954)
Ending units	32,586	20,245	-	-	47,718

The accompanying Notes to Financial Statements are an integral part of this statement.

11

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA PGI Asset Allocation Portfolio Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$106,983	$1,420	$704	$10,286	$-
Mortality and expense risk and administrative charges	(48,243)	(1,176)	(1,107)	(1,813)	(7,421)
Net investment income (loss)	58,740	244	(403)	8,473	(7,421)
Net realized gain (loss)	139,418	6,580	3,757	(327)	65,018
Capital gain distribution from mutual funds	497,203	5,797	14,309	-	-
Change in unrealized appreciation (depreciation) of investments	(161,722)	(3,393)	(13,561)	(5,070)	55,696
Increase (decrease) in net assets from operations	533,639	9,228	4,102	3,076	113,293

From contract transactions:
Payments received from contract owners	55,338	-	-	-	-
Payments for contract benefits or terminations	(229,599)	(17,528)	(13,173)	(732)	(45,833)
Transfers between sub-accounts (including fixed account), net	(4,198,211)	(56)	(15,457)	7,478	(37,464)
Contract maintenance charges	(25,800)	(10)	(9)	(680)	(1,942)
Increase (decrease) in net assets from contract transactions	(4,398,272)	(17,594)	(28,639)	6,066	(85,239)

Increase (decrease) in net assets	(3,864,633)	(8,366)	(24,537)	9,142	28,054
Net assets at beginning of period	3,864,633	92,086	113,417	107,142	450,493
Net assets at end of period	$-	$83,720	$88,880	$116,284	$478,547

Beginning units	134,989	6,460	8,112	3,702	20,344
Units issued	10,586	11	316	277	351
Units redeemed	(145,575)	(1,180)	(2,328)	(72)	(3,641)
Ending units	-	5,291	6,100	3,907	17,054

For the Year Ended December 31, 2020
From operations:
Dividends	$78,448	$1,183	$1,289	$4,634	$-
Mortality and expense risk and administrative charges	(47,499)	(976)	(1,213)	(1,559)	(6,346)
Net investment income (loss)	30,949	207	76	3,075	(6,346)
Net realized gain (loss)	(20,871)	293	(148)	(739)	37,399
Capital gain distribution from mutual funds	89,460	167	6,267	-	-
Change in unrealized appreciation (depreciation) of investments	175,288	9,627	11,746	1,670	83,499
Increase (decrease) in net assets from operations	274,826	10,294	17,941	4,006	114,552

From contract transactions:
Payments received from contract owners	250,393	-	-	-	-
Payments for contract benefits or terminations	(212,724)	(253)	(977)	(725)	(28,533)
Transfers between sub-accounts (including fixed account), net	70,138	2,122	(836)	6,630	(41,430)
Contract maintenance charges	(26,113)	(20)	(10)	(612)	(1,916)
Increase (decrease) in net assets from contract transactions	81,694	1,849	(1,823)	5,293	(71,879)

Increase (decrease) in net assets	356,520	12,143	16,118	9,299	42,673
Net assets at beginning of period	3,508,113	79,943	97,299	97,843	407,820
Net assets at end of period	$3,864,633	$92,086	$113,417	$107,142	$450,493

Beginning units	132,127	6,334	8,298	3,524	24,436
Units issued	16,177	245	110	310	169
Units redeemed	(13,315)	(119)	(296)	(132)	(4,261)
Ending units	134,989	6,460	8,112	3,702	20,344

The accompanying Notes to Financial Statements are an integral part of this statement.

12

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Limited Duration Credit Fund Class 2	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$300	$72,557	$739,636	$135	$400
Mortality and expense risk and administrative charges	(234)	(61,870)	(229,041)	(176)	(174)
Net investment income (loss)	66	10,687	510,595	(41)	226
Net realized gain (loss)	19	(102,918)	10,722	378	(1,681)
Capital gain distribution from mutual funds	-	-	-	510	-
Change in unrealized appreciation (depreciation) of investments	(499)	497,138	1,717,669	2,695	1,550
Increase (decrease) in net assets from operations	(414)	404,907	2,238,986	3,542	95

From contract transactions:
Payments received from contract owners	-	275,912	1,250,316	-	-
Payments for contract benefits or terminations	-	(379,148)	(1,819,997)	(246)	(15,693)
Transfers between sub-accounts (including fixed account), net	2,905	154,890	66,566	(1,132)	(59,388)
Contract maintenance charges	-	(19,273)	(135,687)	(110)	(2)
Increase (decrease) in net assets from contract transactions	2,905	32,381	(638,802)	(1,488)	(75,083)

Increase (decrease) in net assets	2,491	437,288	1,600,184	2,054	(74,988)
Net assets at beginning of period	20,302	4,018,713	15,056,274	14,520	87,294
Net assets at end of period	$22,793	$4,456,001	$16,656,458	$16,574	$12,306

Beginning units	1,854	242,404	927,896	816	8,011
Units issued	279	28,207	97,616	-	37
Units redeemed	(10)	(26,698)	(134,948)	(73)	(6,903)
Ending units	2,123	243,913	890,564	743	1,145

For the Year Ended December 31, 2020
From operations:
Dividends	$433	$53,046	$787,439	$1,464	$3,818
Mortality and expense risk and administrative charges	(193)	(52,017)	(195,821)	(1,314)	(869)
Net investment income (loss)	240	1,029	591,618	150	2,949
Net realized gain (loss)	10	(100,981)	(151,115)	1,047	(6)
Capital gain distribution from mutual funds	-	945,163	11,154	6,209	-
Change in unrealized appreciation (depreciation) of investments	395	(462,853)	(511,270)	7,917	(1,294)
Increase (decrease) in net assets from operations	645	382,358	(59,613)	15,323	1,649

From contract transactions:
Payments received from contract owners	-	275,286	619,322	3,328	-
Payments for contract benefits or terminations	-	(265,985)	(825,648)	-	(2,827)
Transfers between sub-accounts (including fixed account), net	1,538	123,429	640,180	(138,002)	8,383
Contract maintenance charges	-	(16,312)	(116,186)	(331)	(2)
Increase (decrease) in net assets from contract transactions	1,538	116,418	317,668	(135,005)	5,554

Increase (decrease) in net assets	2,183	498,776	258,055	(119,682)	7,203
Net assets at beginning of period	18,119	3,519,937	14,798,219	134,202	80,091
Net assets at end of period	$20,302	$4,018,713	$15,056,274	$14,520	$87,294

Beginning units	1,728	234,018	905,628	8,667	7,518
Units issued	332	37,523	118,062	267	790
Units redeemed	(206)	(29,137)	(95,794)	(8,118)	(297)
Ending units	1,854	242,404	927,896	816	8,011

The accompanying Notes to Financial Statements are an integral part of this statement.

13

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Templeton Global Bond VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$4	$1,166	$469	$-
Mortality and expense risk and administrative charges	(15)	(1,053)	(259,566)	(507)	(495)
Net investment income (loss)	(15)	(1,049)	(258,400)	(38)	(495)
Net realized gain (loss)	(13)	-	-	983	40
Capital gain distribution from mutual funds	-	-	-	-	5,704
Change in unrealized appreciation (depreciation) of investments	(55)	-	-	338	917
Increase (decrease) in net assets from operations	(83)	(1,049)	(258,400)	1,283	6,166

From contract transactions:
Payments received from contract owners	-	-	1,009,633	-	-
Payments for contract benefits or terminations	(72)	-	(10,831,921)	(10,382)	-
Transfers between sub-accounts (including fixed account), net	(1)	1	2,999,923	(9,196)	-
Contract maintenance charges	(8)	(30)	(291,356)	(2)	-
Increase (decrease) in net assets from contract transactions	(81)	(29)	(7,113,721)	(19,580)	-

Increase (decrease) in net assets	(164)	(1,078)	(7,372,121)	(18,297)	6,166
Net assets at beginning of period	1,432	75,714	25,610,849	54,219	41,372
Net assets at end of period	$1,268	$74,636	$18,238,728	$35,922	$47,538

Beginning units	157	7,647	2,623,759	5,642	3,504
Units issued	-	-	1,564,429	82	-
Units redeemed	(9)	(3)	(2,301,707)	(2,077)	-
Ending units	148	7,644	1,886,481	3,647	3,504

For the Year Ended December 31, 2020
From operations:
Dividends	$125	$230	$36,332	$886	$112
Mortality and expense risk and administrative charges	(18)	(976)	(328,942)	(802)	(428)
Net investment income (loss)	107	(746)	(292,610)	84	(316)
Net realized gain (loss)	(1)	-	-	(589)	(22)
Capital gain distribution from mutual funds	-	-	-	-	579
Change in unrealized appreciation (depreciation) of investments	(204)	-	-	3,392	954
Increase (decrease) in net assets from operations	(98)	(746)	(292,610)	2,887	1,195

From contract transactions:
Payments received from contract owners	-	-	1,747,870	-	-
Payments for contract benefits or terminations	-	-	(17,225,713)	(11,424)	-
Transfers between sub-accounts (including fixed account), net	-	76,494	35,425,119	1,695	-
Contract maintenance charges	(11)	(34)	(355,677)	(2)	-
Increase (decrease) in net assets from contract transactions	(11)	76,460	19,591,599	(9,731)	-

Increase (decrease) in net assets	(109)	75,714	19,298,989	(6,844)	1,195
Net assets at beginning of period	1,541	-	6,311,860	61,063	40,177
Net assets at end of period	$1,432	$75,714	$25,610,849	$54,219	$41,372

Beginning units	158	-	638,789	6,690	3,504
Units issued	-	7,650	5,965,360	371	-
Units redeemed	(1)	(3)	(3,980,390)	(1,419)	-
Ending units	157	7,647	2,623,759	5,642	3,504

The accompanying Notes to Financial Statements are an integral part of this statement.

14

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Balanced- Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series II	Invesco V.I. Equity and Income Fund Series II
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$147	$142	$253,795	$2,624
Mortality and expense risk and administrative charges	(61,959)	(393)	(77)	(215,957)	(1,195)
Net investment income (loss)	(61,959)	(246)	65	37,838	1,429
Net realized gain (loss)	100,153	198	3,234	331,924	503
Capital gain distribution from mutual funds	684,620	-	153	-	1,566
Change in unrealized appreciation (depreciation) of investments	(372,789)	3,196	(2,458)	3,616,960	6,214
Increase (decrease) in net assets from operations	350,025	3,148	994	3,986,722	9,712

From contract transactions:
Payments received from contract owners	2,378,475	62,024	-	2,096,032	124,048
Payments for contract benefits or terminations	(93,345)	-	(13,224)	(1,516,377)	-
Transfers between sub-accounts (including fixed account), net	1,102,175	(2,537)	(20,166)	(967,214)	(3,249)
Contract maintenance charges	(49,115)	(55)	(14)	(147,437)	(201)
Adjustments to net assets allocated to contracts in payout period	-	-	-	620	-
Increase (decrease) in net assets from contract transactions	3,338,190	59,432	(33,404)	(534,376)	120,598

Increase (decrease) in net assets	3,688,215	62,580	(32,410)	3,452,346	130,310
Net assets at beginning of period	2,792,700	-	37,219	13,232,241	30,975
Net assets at end of period	$6,480,915	$62,580	$4,809	$16,684,587	$161,285

Beginning units	68,113	-	2,832	605,808	2,300
Units issued	82,957	4,686	-	125,709	8,187
Units redeemed	(10,184)	(275)	(2,493)	(142,107)	(247)
Ending units	140,886	4,411	339	589,410	10,240

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$16,443	$276,178	$607
Mortality and expense risk and administrative charges	(23,798)	-	(2,183)	(175,689)	(322)
Net investment income (loss)	(23,798)	-	14,260	100,489	285
Net realized gain (loss)	170,379	-	(17,847)	(575,903)	(57)
Capital gain distribution from mutual funds	139,214	-	10,984	343,394	1,255
Change in unrealized appreciation (depreciation) of investments	249,292	-	8,335	240,263	895
Increase (decrease) in net assets from operations	535,087	-	15,732	108,243	2,378

From contract transactions:
Payments received from contract owners	1,080,811	-	-	180,413	-
Payments for contract benefits or terminations	(627,670)	-	(192,591)	(1,211,159)	-
Transfers between sub-accounts (including fixed account), net	184,920	-	3,399	491,981	-
Contract maintenance charges	(10,442)	-	(4)	(124,953)	(88)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(486)	-
Increase (decrease) in net assets from contract transactions	627,619	-	(189,196)	(664,204)	(88)

Increase (decrease) in net assets	1,162,706	-	(173,464)	(555,961)	2,290
Net assets at beginning of period	1,629,994	-	210,683	13,788,202	28,685
Net assets at end of period	$2,792,700	$-	$37,219	$13,232,241	$30,975

Beginning units	56,671	-	17,437	615,579	2,307
Units issued	50,546	-	799	144,846	-
Units redeemed	(39,104)	-	(15,404)	(154,617)	(7)
Ending units	68,113	-	2,832	605,808	2,300
The accompanying Notes to Financial Statements are an integral part of this statement.

15

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC
For the Year Ended December 31, 2021
From operations:
Dividends	$301,851	$6,693	$-	$507	$96,567
Mortality and expense risk and administrative charges	(329,808)	(2,415)	(3,091)	(654)	(136,714)
Net investment income (loss)	(27,957)	4,278	(3,091)	(147)	(40,147)
Net realized gain (loss)	561,478	110	1,331	56	444,038
Capital gain distribution from mutual funds	-	3,541	60,568	2,619	990,298
Change in unrealized appreciation (depreciation) of investments	4,655,868	(3,975)	(68,612)	10,868	776,239
Increase (decrease) in net assets from operations	5,189,389	3,954	(9,804)	13,396	2,170,428

From contract transactions:
Payments received from contract owners	1,312,720	50,000	-	-	650,401
Payments for contract benefits or terminations	(2,225,228)	(182)	-	-	(1,002,863)
Transfers between sub-accounts (including fixed account), net	(1,885,324)	147	496	1	(617,134)
Contract maintenance charges	(190,088)	(526)	(458)	-	(73,971)
Adjustments to net assets allocated to contracts in payout period	5	-	-	-	2
Increase (decrease) in net assets from contract transactions	(2,987,915)	49,439	38	1	(1,043,565)

Increase (decrease) in net assets	2,201,474	53,393	(9,766)	13,397	1,126,863
Net assets at beginning of period	20,883,286	167,398	251,390	51,683	8,433,101
Net assets at end of period	$23,084,760	$220,791	$241,624	$65,080	$9,559,964

Beginning units	882,296	13,228	10,245	3,734	409,829
Units issued	66,217	3,953	20	-	37,495
Units redeemed	(172,531)	(84)	(18)	-	(78,869)
Ending units	775,982	17,097	10,247	3,734	368,455

For the Year Ended December 31, 2020
From operations:
Dividends	$389,073	$5,351	$-	$586	$131,583
Mortality and expense risk and administrative charges	(277,800)	(1,009)	(1,596)	(499)	(114,209)
Net investment income (loss)	111,273	4,342	(1,596)	87	17,374
Net realized gain (loss)	(943,458)	(477)	446	(92)	166,741
Capital gain distribution from mutual funds	328,432	-	22,320	76	-
Change in unrealized appreciation (depreciation) of investments	1,210,603	2,026	60,198	267	(4,497)
Increase (decrease) in net assets from operations	706,850	5,891	81,368	338	179,618

From contract transactions:
Payments received from contract owners	538,251	21,109	2,219	-	302,795
Payments for contract benefits or terminations	(1,697,067)	-	-	-	(713,456)
Transfers between sub-accounts (including fixed account), net	565,593	9,270	61,122	-	211,399
Contract maintenance charges	(171,834)	(212)	(286)	-	(65,200)
Adjustments to net assets allocated to contracts in payout period	17	-	-	-	5
Increase (decrease) in net assets from contract transactions	(765,040)	30,167	63,055	-	(264,457)

Increase (decrease) in net assets	(58,190)	36,058	144,423	338	(84,839)
Net assets at beginning of period	20,941,476	131,340	106,967	51,345	8,517,940
Net assets at end of period	$20,883,286	$167,398	$251,390	$51,683	$8,433,101

Beginning units	885,350	10,953	7,436	3,734	415,347
Units issued	188,868	6,773	2,854	-	59,967
Units redeemed	(191,922)	(4,498)	(45)	-	(65,485)
Ending units	882,296	13,228	10,245	3,734	409,829

The accompanying Notes to Financial Statements are an integral part of this statement.

16

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S
For the Year Ended December 31, 2021
From operations:
Dividends	$726	$7,348	$-	$1,630	$76
Mortality and expense risk and administrative charges	(1,106)	(4,380)	-	(1,056)	(363)
Net investment income (loss)	(380)	2,968	-	574	(287)
Net realized gain (loss)	3,356	(599)	-	326	1,206
Capital gain distribution from mutual funds	11,746	-	-	2,520	1,578
Change in unrealized appreciation (depreciation) of investments	14,486	(4,595)	-	4,661	1,472
Increase (decrease) in net assets from operations	29,208	(2,226)	-	8,081	3,969

From contract transactions:
Payments for contract benefits or terminations	(1,510)	(48,235)	-	(10,458)	(11,009)
Transfers between sub-accounts (including fixed account), net	(3,871)	11,523	-	446	(405)
Contract maintenance charges	(249)	(10)	-	(8)	(3)
Increase (decrease) in net assets from contract transactions	(5,630)	(36,722)	-	(10,020)	(11,417)

Increase (decrease) in net assets	23,578	(38,948)	-	(1,939)	(7,448)
Net assets at beginning of period	107,912	375,108	-	74,841	34,159
Net assets at end of period	$131,490	$336,160	$-	$72,902	$26,711

Beginning units	3,981	35,015	-	6,431	3,177
Units issued	29	1,084	-	43	-
Units redeemed	(208)	(4,502)	-	(874)	(1,041)
Ending units	3,802	31,597	-	5,600	2,136

For the Year Ended December 31, 2020
From operations:
Dividends	$1,086	$9,941	$-	$1,120	$344
Mortality and expense risk and administrative charges	(926)	(4,942)	(55)	(1,164)	(566)
Net investment income (loss)	160	4,999	(55)	(44)	(222)
Net realized gain (loss)	9,648	(848)	(380)	(397)	18
Capital gain distribution from mutual funds	-	-	-	1,227	2,841
Change in unrealized appreciation (depreciation) of investments	(10,011)	1,750	1,621	(3,148)	175
Increase (decrease) in net assets from operations	(203)	5,901	1,186	(2,362)	2,812

From contract transactions:
Payments for contract benefits or terminations	(23,827)	(43,313)	-	(9,297)	(11,228)
Transfers between sub-accounts (including fixed account), net	2,964	8,079	(73,291)	2,720	286
Contract maintenance charges	(246)	(10)	-	(8)	(3)
Increase (decrease) in net assets from contract transactions	(21,109)	(35,244)	(73,291)	(6,585)	(10,945)

Increase (decrease) in net assets	(21,312)	(29,343)	(72,105)	(8,947)	(8,133)
Net assets at beginning of period	129,224	404,451	72,105	83,788	42,292
Net assets at end of period	$107,912	$375,108	$-	$74,841	$34,159

Beginning units	4,832	38,467	6,595	6,978	4,199
Units issued	367	1,387	-	266	58
Units redeemed	(1,218)	(4,839)	(6,595)	(813)	(1,080)
Ending units	3,981	35,015	-	6,431	3,177

The accompanying Notes to Financial Statements are an integral part of this statement.

17

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	PVC Core Plus Bond Account Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$1,729	$321	$14,655	$199,401	$562
Mortality and expense risk and administrative charges	(222)	(228)	(4,188)	(149,183)	(375)
Net investment income (loss)	1,507	93	10,467	50,218	187
Net realized gain (loss)	50	255	(292)	(8,233)	108
Capital gain distribution from mutual funds	-	279	-	465,469	536
Change in unrealized appreciation (depreciation) of investments	523	(631)	(21,952)	(706,453)	(1,330)
Increase (decrease) in net assets from operations	2,080	(4)	(11,777)	(198,999)	(499)

From contract transactions:
Payments received from contract owners	-	-	130,024	9,170,480	-
Payments for contract benefits or terminations	-	(7,529)	(19,270)	(207,958)	(2,827)
Transfers between sub-accounts (including fixed account), net	-	743	80,217	2,888,334	2
Contract maintenance charges	-	(1)	(3,268)	(146,668)	(6)
Increase (decrease) in net assets from contract transactions	-	(6,787)	187,703	11,704,188	(2,831)

Increase (decrease) in net assets	2,080	(6,791)	175,926	11,505,189	(3,330)
Net assets at beginning of period	14,416	22,791	241,225	5,902,113	23,878
Net assets at end of period	$16,496	$16,000	$417,151	$17,407,302	$20,548

Beginning units	1,197	2,081	21,837	552,530	2,156
Units issued	-	75	20,065	1,202,470	-
Units redeemed	-	(692)	(1,994)	(82,446)	(261)
Ending units	1,197	1,464	39,908	1,672,554	1,895

For the Year Ended December 31, 2020
From operations:
Dividends	$629	$734	$6,322	$50,925	$871
Mortality and expense risk and administrative charges	(180)	(385)	(1,811)	(35,717)	(423)
Net investment income (loss)	449	349	4,511	15,208	448
Net realized gain (loss)	19	220	(154)	4,055	187
Capital gain distribution from mutual funds	-	-	-	24,372	-
Change in unrealized appreciation (depreciation) of investments	400	246	8,225	96,931	1,230
Increase (decrease) in net assets from operations	868	815	12,582	140,566	1,865

From contract transactions:
Payments received from contract owners	-	-	113,883	4,033,052	-
Payments for contract benefits or terminations	-	(7,139)	(247)	(39,262)	(3,662)
Transfers between sub-accounts (including fixed account), net	-	496	64,681	1,116,113	-
Contract maintenance charges	-	(2)	(1,231)	(28,350)	(30)
Increase (decrease) in net assets from contract transactions	-	(6,645)	177,086	5,081,553	(3,692)

Increase (decrease) in net assets	868	(5,830)	189,668	5,222,119	(1,827)
Net assets at beginning of period	13,548	28,621	51,557	679,994	25,705
Net assets at end of period	$14,416	$22,791	$241,225	$5,902,113	$23,878

Beginning units	1,197	2,698	4,580	68,386	2,499
Units issued	-	188	17,531	515,538	-
Units redeemed	-	(805)	(274)	(31,394)	(343)
Ending units	1,197	2,081	21,837	552,530	2,156

The accompanying Notes to Financial Statements are an integral part of this statement.

18

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Diversified International Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$220	$5,464	$14	$-	$-
Mortality and expense risk and administrative charges	(293)	(4,668)	(10)	(80)	(16,124)
Net investment income (loss)	(73)	796	4	(80)	(16,124)
Net realized gain (loss)	136	12,061	(15)	266	42,656
Capital gain distribution from mutual funds	81	171	-	618	63,186
Change in unrealized appreciation (depreciation) of investments	1,063	40,157	(6)	138	100,695
Increase (decrease) in net assets from operations	1,207	53,185	(17)	942	190,413

From contract transactions:
Payments for contract benefits or terminations	(257)	(14,602)	(224)	(783)	(5,260)
Transfers between sub-accounts (including fixed account), net	8,604	(1)	-	(1)	(244,002)
Contract maintenance charges	(1)	(76)	(1)	(5)	(788)
Increase (decrease) in net assets from contract transactions	8,346	(14,679)	(225)	(789)	(250,050)

Increase (decrease) in net assets	9,553	38,506	(242)	153	(59,637)
Net assets at beginning of period	16,025	268,688	608	4,942	1,099,256
Net assets at end of period	$25,578	$307,194	$366	$5,095	$1,039,619

Beginning units	1,641	11,633	73	323	30,284
Units issued	827	234	-	-	-
Units redeemed	(24)	(817)	(27)	(46)	(7,035)
Ending units	2,444	11,050	46	277	23,249

For the Year Ended December 31, 2020
From operations:
Dividends	$422	$4,730	$16	$1	$4,750
Mortality and expense risk and administrative charges	(249)	(4,341)	(10)	(64)	(15,818)
Net investment income (loss)	173	389	6	(63)	(11,068)
Net realized gain (loss)	263	25,018	-	36	8,259
Capital gain distribution from mutual funds	-	7,902	-	240	92,443
Change in unrealized appreciation (depreciation) of investments	1,294	(30,587)	1	1,061	62,637
Increase (decrease) in net assets from operations	1,730	2,722	7	1,274	152,271

From contract transactions:
Payments for contract benefits or terminations	-	(36,298)	-	(208)	(14,618)
Transfers between sub-accounts (including fixed account), net	(5,837)	(40,922)	-	-	2
Contract maintenance charges	(1)	(132)	(1)	(5)	(838)
Increase (decrease) in net assets from contract transactions	(5,838)	(77,352)	(1)	(213)	(15,454)

Increase (decrease) in net assets	(4,108)	(74,630)	6	1,061	136,817
Net assets at beginning of period	20,133	343,318	602	3,881	962,439
Net assets at end of period	$16,025	$268,688	$608	$4,942	$1,099,256

Beginning units	2,363	15,527	73	340	30,781
Units issued	-	-	-	-	-
Units redeemed	(722)	(3,894)	-	(17)	(497)
Ending units	1,641	11,633	73	323	30,284

The accompanying Notes to Financial Statements are an integral part of this statement.

19

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Principal Capital Appreciation Account Class 2	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 2
For the Year Ended December 31, 2021
From operations:
Dividends	$1,528	$66,647	$520	$6,897	$2,179
Mortality and expense risk and administrative charges	(3,444)	(82,761)	(527)	(10,536)	(1,610)
Net investment income (loss)	(1,916)	(16,114)	(7)	(3,639)	569
Net realized gain (loss)	7,952	(27,767)	(46)	6,346	975
Capital gain distribution from mutual funds	8,158	103,122	411	13,487	1,538
Change in unrealized appreciation (depreciation) of investments	33,396	472,539	1,904	79,368	1,436
Increase (decrease) in net assets from operations	47,590	531,780	2,262	95,562	4,518

From contract transactions:
Payments received from contract owners	-	49,453	-	-	-
Payments for contract benefits or terminations	(13,082)	(505,614)	(223)	(9,345)	(8,449)
Transfers between sub-accounts (including fixed account), net	(1,582)	(907,368)	-	1	(1)
Contract maintenance charges	(99)	(14,869)	(31)	(323)	(20)
Adjustments to net assets allocated to contracts in payout period	-	2,424	-	-	742
Increase (decrease) in net assets from contract transactions	(14,763)	(1,375,974)	(254)	(9,667)	(7,728)

Increase (decrease) in net assets	32,827	(844,194)	2,008	85,895	(3,210)
Net assets at beginning of period	193,242	5,736,578	29,643	616,026	95,885
Net assets at end of period	$226,069	$4,892,384	$31,651	$701,921	$92,675

Beginning units	5,454	303,876	2,392	28,447	7,185
Units issued	-	3,160	-	-	497
Units redeemed	(369)	(75,567)	(19)	(410)	(1,051)
Ending units	5,085	231,469	2,373	28,037	6,631

For the Year Ended December 31, 2020
From operations:
Dividends	$1,922	$107,744	$607	$9,689	$2,416
Mortality and expense risk and administrative charges	(2,832)	(92,412)	(478)	(9,178)	(1,560)
Net investment income (loss)	(910)	15,332	129	511	856
Net realized gain (loss)	5,121	(45,015)	345	16,190	99
Capital gain distribution from mutual funds	8,468	172,745	518	9,593	2,101
Change in unrealized appreciation (depreciation) of investments	15,094	311,421	888	24,447	1,871
Increase (decrease) in net assets from operations	27,773	454,483	1,880	50,741	4,927

From contract transactions:
Payments for contract benefits or terminations	(12,591)	(689,671)	-	(28,179)	(5,307)
Transfers between sub-accounts (including fixed account), net	(1,015)	(20,790)	(4,999)	(74,098)	-
Contract maintenance charges	(170)	(16,375)	(31)	(393)	(24)
Adjustments to net assets allocated to contracts in payout period	-	(937)	-	-	(271)
Increase (decrease) in net assets from contract transactions	(13,776)	(727,773)	(5,030)	(102,670)	(5,602)

Increase (decrease) in net assets	13,997	(273,290)	(3,150)	(51,929)	(675)
Net assets at beginning of period	179,245	6,009,868	32,793	667,955	96,560
Net assets at end of period	$193,242	$5,736,578	$29,643	$616,026	$95,885

Beginning units	5,898	346,538	2,842	34,276	7,607
Units issued	43	524	-	-	199
Units redeemed	(487)	(43,186)	(450)	(5,829)	(621)
Ending units	5,454	303,876	2,392	28,447	7,185

The accompanying Notes to Financial Statements are an integral part of this statement.

20

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Strategic Growth Portfolio Class 2	PVC Short- Term Income Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$3,400	$436	$14	$155,014	$375,074
Mortality and expense risk and administrative charges	(6,656)	(439)	(151)	(227,588)	(240,424)
Net investment income (loss)	(3,256)	(3)	(137)	(72,574)	134,650
Net realized gain (loss)	2,031	27	66	3,670	337,664
Capital gain distribution from mutual funds	9,451	130	297	530,632	1,436,340
Change in unrealized appreciation (depreciation) of investments	59,582	(796)	1,296	485,558	395,300
Increase (decrease) in net assets from operations	67,808	(642)	1,522	947,286	2,303,954

From contract transactions:
Payments received from contract owners	-	-	-	1,548,016	4,795,161
Payments for contract benefits or terminations	(1,653)	(287)	(133)	(1,564,220)	(1,099,259)
Transfers between sub-accounts (including fixed account), net	(1)	1,583	-	627,894	440,548
Contract maintenance charges	(428)	(28)	(1)	(203,419)	(246,197)
Increase (decrease) in net assets from contract transactions	(2,082)	1,268	(134)	408,271	3,890,253

Increase (decrease) in net assets	65,726	626	1,388	1,355,557	6,194,207
Net assets at beginning of period	384,997	28,074	8,504	15,817,921	14,824,816
Net assets at end of period	$450,723	$28,700	$9,892	$17,173,478	$21,019,023

Beginning units	15,538	3,633	484	847,726	667,052
Units issued	-	207	-	140,789	243,463
Units redeemed	(82)	(40)	(7)	(116,146)	(77,054)
Ending units	15,456	3,800	477	872,369	833,461

For the Year Ended December 31, 2020
From operations:
Dividends	$5,240	$572	$18	$174,365	$-
Mortality and expense risk and administrative charges	(5,120)	(417)	(103)	(204,664)	(153,625)
Net investment income (loss)	120	155	(85)	(30,299)	(153,625)
Net realized gain (loss)	187	56	(1)	(296,792)	66,312
Capital gain distribution from mutual funds	8,163	-	489	545,245	-
Change in unrealized appreciation (depreciation) of investments	36,837	230	1,017	1,205,450	1,966,782
Increase (decrease) in net assets from operations	45,307	441	1,420	1,423,604	1,879,469

From contract transactions:
Payments received from contract owners	-	-	-	616,616	3,368,272
Payments for contract benefits or terminations	-	(114)	(96)	(1,879,956)	(519,421)
Transfers between sub-accounts (including fixed account), net	-	1,016	-	666,438	199,696
Contract maintenance charges	(428)	(28)	(1)	(165,062)	(152,825)
Increase (decrease) in net assets from contract transactions	(428)	874	(97)	(761,964)	2,895,722

Increase (decrease) in net assets	44,879	1,315	1,323	661,640	4,775,191
Net assets at beginning of period	340,118	26,759	7,181	15,156,281	10,049,625
Net assets at end of period	$384,997	$28,074	$8,504	$15,817,921	$14,824,816

Beginning units	15,559	3,524	491	896,753	520,854
Units issued	-	268	-	116,413	213,165
Units redeemed	(21)	(159)	(7)	(165,440)	(66,967)
Ending units	15,538	3,633	484	847,726	667,052

The accompanying Notes to Financial Statements are an integral part of this statement.

21

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$401,347	$334,458	$227	$5,580	$1,025
Mortality and expense risk and administrative charges	(303,898)	(239,955)	(69)	(1,816)	(508)
Net investment income (loss)	97,449	94,503	158	3,764	517
Net realized gain (loss)	251,361	125,210	17	2,991	101
Capital gain distribution from mutual funds	2,058,299	1,501,417	664	6,597	2,536
Change in unrealized appreciation (depreciation) of investments	(211,093)	(268,912)	440	(17,457)	491
Increase (decrease) in net assets from operations	2,196,016	1,452,218	1,279	(4,105)	3,645

From contract transactions:
Payments received from contract owners	4,183,928	1,773,279	-	-	-
Payments for contract benefits or terminations	(2,537,478)	(1,147,804)	-	(34,060)	-
Transfers between sub-accounts (including fixed account), net	(37,748)	246,716	-	19,521	516
Contract maintenance charges	(283,353)	(206,860)	-	-	-
Adjustments to net assets allocated to contracts in payout period	-	102	-	-	-
Increase (decrease) in net assets from contract transactions	1,325,349	665,433	-	(14,539)	516

Increase (decrease) in net assets	3,521,365	2,117,651	1,279	(18,644)	4,161
Net assets at beginning of period	20,120,852	15,969,530	5,342	176,826	38,131
Net assets at end of period	$23,642,217	$18,087,181	$6,621	$158,182	$42,292

Beginning units	1,001,504	810,101	332	15,245	2,988
Units issued	213,696	119,333	-	1,788	37
Units redeemed	(166,264)	(90,089)	-	(2,971)	-
Ending units	1,048,936	839,345	332	14,062	3,025

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(228,283)	$(219,174)	$(50)	$(1,876)	$(408)
Net investment income (loss)	(228,283)	(219,174)	(50)	(1,876)	(408)
Net realized gain (loss)	(200,567)	(86,504)	1	1,090	199
Change in unrealized appreciation (depreciation) of investments	2,625,222	2,030,882	359	9,894	4,096
Increase (decrease) in net assets from operations	2,196,372	1,725,204	310	9,108	3,887

From contract transactions:
Payments received from contract owners	2,235,739	791,661	-	-	-
Payments for contract benefits or terminations	(784,741)	(1,336,380)	-	(2,842)	-
Transfers between sub-accounts (including fixed account), net	1,233,926	(2,249,012)	-	8,632	(121)
Contract maintenance charges	(215,900)	(184,933)	-	-	-
Adjustments to net assets allocated to contracts in payout period	-	354	-	-	-
Increase (decrease) in net assets from contract transactions	2,469,024	(2,978,310)	-	5,790	(121)

Increase (decrease) in net assets	4,665,396	(1,253,106)	310	14,898	3,766
Net assets at beginning of period	15,455,456	17,222,636	5,032	161,928	34,365
Net assets at end of period	$20,120,852	$15,969,530	$5,342	$176,826	$38,131

Beginning units	872,294	983,643	332	14,842	2,961
Units issued	234,021	90,835	-	2,492	149
Units redeemed	(104,811)	(264,377)	-	(2,089)	(122)
Ending units	1,001,504	810,101	332	15,245	2,988

The accompanying Notes to Financial Statements are an integral part of this statement.

22

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Large Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$83	$158,502	$556,990
Mortality and expense risk and administrative charges	(894)	(96)	(61)	(94,848)	(320,268)
Net investment income (loss)	(894)	(96)	22	63,654	236,722
Net realized gain (loss)	1,312	33	8	144,738	202,500
Capital gain distribution from mutual funds	27,314	3,693	419	501,163	736,874
Change in unrealized appreciation (depreciation) of investments	(17,474)	(2,978)	764	368,204	(538,456)
Increase (decrease) in net assets from operations	10,258	652	1,213	1,077,759	637,640

From contract transactions:
Payments received from contract owners	-	-	-	1,477,353	2,960,983
Payments for contract benefits or terminations	-	-	-	(306,454)	(2,236,653)
Transfers between sub-accounts (including fixed account), net	387	-	-	290,364	2,297,619
Contract maintenance charges	-	-	-	(112,476)	(328,357)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	8
Increase (decrease) in net assets from contract transactions	387	-	-	1,348,787	2,693,600

Increase (decrease) in net assets	10,645	652	1,213	2,426,546	3,331,240
Net assets at beginning of period	66,740	8,180	4,720	5,818,731	21,270,316
Net assets at end of period	$77,385	$8,832	$5,933	$8,245,277	$24,601,556

Beginning units	2,687	337	337	399,898	1,730,326
Units issued	132	-	-	135,936	550,221
Units redeemed	(106)	-	-	(50,231)	(341,461)
Ending units	2,713	337	337	485,603	1,939,086

For the Year Ended December 31, 2020
From operations:
Mortality and expense risk and administrative charges	$(689)	$(70)	$(44)	$(63,263)	$(280,699)
Net investment income (loss)	(689)	(70)	(44)	(63,263)	(280,699)
Net realized gain (loss)	1,433	15	(7)	(60,315)	35,350
Change in unrealized appreciation (depreciation) of investments	21,384	2,455	245	819,568	1,196,656
Increase (decrease) in net assets from operations	22,128	2,400	194	695,990	951,307

From contract transactions:
Payments received from contract owners	-	-	-	881,921	548,166
Payments for contract benefits or terminations	-	-	-	(233,592)	(1,579,487)
Transfers between sub-accounts (including fixed account), net	(9,113)	1	-	(69,185)	835,009
Contract maintenance charges	-	-	-	(75,399)	(274,629)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	28
Increase (decrease) in net assets from contract transactions	(9,113)	1	-	503,745	(470,913)

Increase (decrease) in net assets	13,015	2,401	194	1,199,735	480,394
Net assets at beginning of period	53,725	5,779	4,526	4,618,996	20,789,922
Net assets at end of period	$66,740	$8,180	$4,720	$5,818,731	$21,270,316

Beginning units	3,160	337	337	356,378	1,784,567
Units issued	5	-	-	103,130	339,267
Units redeemed	(478)	-	-	(59,610)	(393,508)
Ending units	2,687	337	337	399,898	1,730,326

The accompanying Notes to Financial Statements are an integral part of this statement.

23

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$107,579	$1,255,895	$14,287
Mortality and expense risk and administrative charges	(368,798)	(501,962)	(358,086)	(1,500,307)	(332,748)
Net investment income (loss)	(368,798)	(501,962)	(250,507)	(244,412)	(318,461)
Net realized gain (loss)	1,637,143	2,432,886	214,275	1,246,703	674,551
Capital gain distribution from mutual funds	1,901,303	2,957,286	153,421	1,051,359	1,852,299
Change in unrealized appreciation (depreciation) of investments	2,627,646	3,273,620	6,682,907	11,880,048	756,503
Increase (decrease) in net assets from operations	5,797,294	8,161,830	6,800,096	13,933,698	2,964,892

From contract transactions:
Payments received from contract owners	9,474	5,865,105	2,229,195	23,867,389	2,410,966
Payments for contract benefits or terminations	(2,300,518)	(2,535,929)	(2,294,290)	(5,660,926)	(2,336,084)
Transfers between sub-accounts (including fixed account), net	(168,678)	(1,763,680)	(2,861,687)	3,362,511	624,156
Contract maintenance charges	(3,754)	(203,197)	(202,645)	(1,574,079)	(223,449)
Adjustments to net assets allocated to contracts in payout period	14,598	-	(3,775)	-	1,652
Increase (decrease) in net assets from contract transactions	(2,448,878)	1,362,299	(3,133,202)	19,994,895	477,241

Increase (decrease) in net assets	3,348,416	9,524,129	3,666,894	33,928,593	3,442,133
Net assets at beginning of period	22,797,952	28,533,132	21,013,601	96,573,182	20,281,926
Net assets at end of period	$26,146,368	$38,057,261	$24,680,495	$130,501,775	$23,724,059

Beginning units	201,272	411,806	756,968	4,308,395	641,027
Units issued	2,754	143,403	91,409	1,200,556	116,684
Units redeemed	(18,319)	(85,698)	(176,200)	(375,140)	(105,731)
Ending units	185,707	469,511	672,177	5,133,811	651,980

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$107,877	$-	$10,167
Mortality and expense risk and administrative charges	(299,291)	(355,402)	(285,128)	(1,065,049)	(272,024)
Net investment income (loss)	(299,291)	(355,402)	(177,251)	(1,065,049)	(261,857)
Net realized gain (loss)	1,049,502	1,181,804	(1,664,516)	245,880	(412,099)
Capital gain distribution from mutual funds	1,880,865	2,402,457	480,004	69,597	1,396,092
Change in unrealized appreciation (depreciation) of investments	3,267,407	3,780,318	3,064,116	9,973,672	3,823,235
Increase (decrease) in net assets from operations	5,898,483	7,009,177	1,702,353	9,224,100	4,545,371

From contract transactions:
Payments received from contract owners	161,874	2,625,837	269,798	15,392,148	1,068,636
Payments for contract benefits or terminations	(1,151,882)	(1,976,728)	(1,363,235)	(3,344,689)	(2,076,250)
Transfers between sub-accounts (including fixed account), net	(482,611)	(686,179)	(64,050)	413,616	(1,785,138)
Contract maintenance charges	(4,607)	(116,658)	(175,103)	(1,083,285)	(182,376)
Adjustments to net assets allocated to contracts in payout period	(342)	-	587	-	(1,028)
Increase (decrease) in net assets from contract transactions	(1,477,568)	(153,728)	(1,332,003)	11,377,790	(2,976,156)

Increase (decrease) in net assets	4,420,915	6,855,449	370,350	20,601,890	1,569,215
Net assets at beginning of period	18,377,037	21,677,683	20,643,251	75,971,292	18,712,711
Net assets at end of period	$22,797,952	$28,533,132	$21,013,601	$96,573,182	$20,281,926

Beginning units	214,281	376,817	756,384	3,754,306	760,020
Units issued	9,262	124,983	204,600	895,764	59,426
Units redeemed	(22,271)	(89,994)	(204,016)	(341,675)	(178,419)
Ending units	201,272	411,806	756,968	4,308,395	641,027

The accompanying Notes to Financial Statements are an integral part of this statement.

24

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$8,516	$228,765	$2,664,093	$46,986	$732,723
Mortality and expense risk and administrative charges	(489,736)	(319,987)	(3,030,647)	(26,484)	(1,166,801)
Net investment income (loss)	(481,220)	(91,222)	(366,554)	20,502	(434,078)
Net realized gain (loss)	1,698,825	254,899	7,336,434	38,331	712,426
Capital gain distribution from mutual funds	1,434,005	791,794	11,499,866	142,374	12,164,370
Change in unrealized appreciation (depreciation) of investments	3,391,660	3,397,488	8,581,006	(35,991)	(7,315,574)
Increase (decrease) in net assets from operations	6,043,270	4,352,959	27,050,752	165,216	5,127,144

From contract transactions:
Payments received from contract owners	12,575,161	5,450,548	12,096,012	2,933,187	4,925,528
Payments for contract benefits or terminations	(2,334,038)	(2,420,965)	(13,882,102)	(15,587)	(5,032,032)
Transfers between sub-accounts (including fixed account), net	242,855	10,636	(1,927,062)	356,798	1,791,183
Contract maintenance charges	(274,168)	(144,263)	(3,442,692)	(25,889)	(1,314,203)
Adjustments to net assets allocated to contracts in payout period	3,158	1,175	-	-	-
Increase (decrease) in net assets from contract transactions	10,212,968	2,897,131	(7,155,844)	3,248,509	370,476

Increase (decrease) in net assets	16,256,238	7,250,090	19,894,908	3,413,725	5,497,620
Net assets at beginning of period	25,562,586	18,181,934	207,839,413	530,109	82,772,732
Net assets at end of period	$41,818,824	$25,432,024	$227,734,321	$3,943,834	$88,270,352

Beginning units	627,091	697,255	12,590,639	49,798	6,524,117
Units issued	344,267	236,009	1,379,652	312,104	648,025
Units redeemed	(123,259)	(144,363)	(1,793,273)	(30,696)	(619,033)
Ending units	848,099	788,901	12,177,018	331,206	6,553,109

For the Year Ended December 31, 2020
From operations:
Dividends	$162,857	$263,735	$-	$1,639	$31,584
Mortality and expense risk and administrative charges	(306,905)	(229,060)	(2,677,007)	(557)	(1,080,708)
Net investment income (loss)	(144,048)	34,675	(2,677,007)	1,082	(1,049,124)
Net realized gain (loss)	689,547	(370,477)	2,849,956	81	273,430
Capital gain distribution from mutual funds	2,194,847	1,860,596	463,212	-	1,800,269
Change in unrealized appreciation (depreciation) of investments	5,945,941	361,260	13,908,315	13,491	2,331,291
Increase (decrease) in net assets from operations	8,686,287	1,886,054	14,544,476	14,654	3,355,866

From contract transactions:
Payments received from contract owners	3,807,907	1,938,823	9,548,980	505,768	4,042,502
Payments for contract benefits or terminations	(1,991,262)	(1,234,163)	(8,023,861)	-	(3,368,290)
Transfers between sub-accounts (including fixed account), net	(2,851,189)	(269,770)	423,623	9,687	(1,261,463)
Contract maintenance charges	(140,486)	(84,589)	(2,860,210)	-	(1,151,457)
Adjustments to net assets allocated to contracts in payout period	(2,203)	(908)	-	-	-
Increase (decrease) in net assets from contract transactions	(1,177,233)	349,393	(911,468)	515,455	(1,738,708)

Increase (decrease) in net assets	7,509,054	2,235,447	13,633,008	530,109	1,617,158
Net assets at beginning of period	18,053,532	15,946,487	194,206,405	-	81,155,574
Net assets at end of period	$25,562,586	$18,181,934	$207,839,413	$530,109	$82,772,732

Beginning units	665,102	694,728	12,695,850	-	6,658,013
Units issued	155,674	132,962	1,589,079	49,905	737,148
Units redeemed	(193,685)	(130,435)	(1,694,290)	(107)	(871,044)
Ending units	627,091	697,255	12,590,639	49,798	6,524,117

The accompanying Notes to Financial Statements are an integral part of this statement.

25

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Columbia Technology Portfolio Class 1	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$461	$-	$11,472
Mortality and expense risk and administrative charges	(10,241)	(136,961)	(15,161)	(200,519)	(10,811)
Net investment income (loss)	(10,241)	(136,961)	(14,700)	(200,519)	661
Net realized gain (loss)	119,886	148,154	(2,291)	(78,398)	11,675
Capital gain distribution from mutual funds	295,527	5,330,175	-	-	-
Change in unrealized appreciation (depreciation) of investments	(195,488)	(2,367,921)	(3,046)	(36,907)	(77,202)
Increase (decrease) in net assets from operations	209,684	2,973,447	(20,037)	(315,824)	(64,866)

From contract transactions:
Payments received from contract owners	30	3,566,446	2,740	1,887,371	810,704
Payments for contract benefits or terminations	(7,175)	(275,515)	(94,951)	(3,548,157)	(3,644)
Transfers between sub-accounts (including fixed account), net	(869,768)	(14,465,027)	(117,450)	4,072,968	175,926
Contract maintenance charges	(43)	(57,250)	(782)	(223,494)	(8,321)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,084)	655	-
Increase (decrease) in net assets from contract transactions	(876,956)	(11,231,346)	(211,527)	2,189,343	974,665

Increase (decrease) in net assets	(667,272)	(8,257,899)	(231,564)	1,873,519	909,799
Net assets at beginning of period	667,272	8,257,899	1,073,719	16,213,219	377,837
Net assets at end of period	$-	$-	$842,155	$18,086,738	$1,287,636

Beginning units	54,900	274,076	90,861	1,751,062	32,996
Units issued	4,686	92,708	1,375	950,327	89,562
Units redeemed	(59,586)	(366,784)	(19,504)	(649,831)	(4,702)
Ending units	-	-	72,732	2,051,558	117,856

For the Year Ended December 31, 2020
From operations:
Dividends	$2,616	$24,285	$17,415	$249,866	$6,162
Mortality and expense risk and administrative charges	(7,662)	(83,408)	(17,427)	(217,914)	(3,177)
Net investment income (loss)	(5,046)	(59,123)	(12)	31,952	2,985
Net realized gain (loss)	(1,318)	428,163	1,457	(23,201)	2,730
Capital gain distribution from mutual funds	44,934	593,430	-	-	-
Change in unrealized appreciation (depreciation) of investments	152,031	1,542,302	(16,225)	(218,839)	56,513
Increase (decrease) in net assets from operations	190,601	2,504,772	(14,780)	(210,088)	62,228

From contract transactions:
Payments received from contract owners	30	1,539,864	925	2,096,550	159,673
Payments for contract benefits or terminations	(2,421)	(157,997)	(17,344)	(2,643,047)	(2,192)
Transfers between sub-accounts (including fixed account), net	(3,655)	(275,988)	(92,100)	3,367,975	31,935
Contract maintenance charges	(60)	(21,395)	(810)	(179,529)	(2,093)
Adjustments to net assets allocated to contracts in payout period	-	-	45	(9)	-
Increase (decrease) in net assets from contract transactions	(6,106)	1,084,484	(109,284)	2,641,940	187,323

Increase (decrease) in net assets	184,495	3,589,256	(124,064)	2,431,852	249,551
Net assets at beginning of period	482,777	4,668,643	1,197,783	13,781,367	128,286
Net assets at end of period	$667,272	$8,257,899	$1,073,719	$16,213,219	$377,837

Beginning units	57,015	264,512	100,022	1,460,443	12,908
Units issued	8,870	69,495	6,562	1,047,836	25,474
Units redeemed	(10,985)	(59,931)	(15,723)	(757,217)	(5,386)
Ending units	54,900	274,076	90,861	1,751,062	32,996

The accompanying Notes to Financial Statements are an integral part of this statement.

26

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$49,450	$1,765,550	$-	$13,898	$129,135
Mortality and expense risk and administrative charges	(26,547)	(804,777)	(15,478)	(13,747)	(156,019)
Net investment income (loss)	22,903	960,773	(15,478)	151	(26,884)
Net realized gain (loss)	5,835	153,274	18,172	(1,908)	128,796
Capital gain distribution from mutual funds	4,535	173,090	119,934	-	-
Change in unrealized appreciation (depreciation) of investments	(53,113)	(1,775,996)	(6,278)	285,636	3,129,719
Increase (decrease) in net assets from operations	(19,840)	(488,859)	116,350	283,879	3,231,631

From contract transactions:
Payments received from contract owners	113	9,767,297	984,732	-	503,397
Payments for contract benefits or terminations	(191,995)	(4,746,404)	(29,592)	(61,319)	(1,057,408)
Transfers between sub-accounts (including fixed account), net	(175,398)	6,226,333	429,704	100,313	(1,266,638)
Contract maintenance charges	(283)	(726,008)	(12,735)	(150)	(92,204)
Adjustments to net assets allocated to contracts in payout period	1,801	6	-	-	98
Increase (decrease) in net assets from contract transactions	(365,762)	10,521,224	1,372,109	38,844	(1,912,755)

Increase (decrease) in net assets	(385,602)	10,032,365	1,488,459	322,723	1,318,876
Net assets at beginning of period	1,985,228	53,154,106	341,021	749,051	9,370,945
Net assets at end of period	$1,599,626	$63,186,471	$1,829,480	$1,071,774	$10,689,821

Beginning units	54,588	2,415,702	25,484	17,896	458,517
Units issued	1,098	891,878	113,677	2,339	46,772
Units redeemed	(11,296)	(378,859)	(15,389)	(1,561)	(118,237)
Ending units	44,390	2,928,721	123,772	18,674	387,052

For the Year Ended December 31, 2020
From operations:
Dividends	$76,440	$1,862,387	$515	$13,911	$149,338
Mortality and expense risk and administrative charges	(29,530)	(676,826)	(2,006)	(10,694)	(131,330)
Net investment income (loss)	46,910	1,185,561	(1,491)	3,217	18,008
Net realized gain (loss)	2,277	(26,856)	873	(10,059)	(239,330)
Capital gain distribution from mutual funds	26,211	678,230	9,336	31,128	387,370
Change in unrealized appreciation (depreciation) of investments	60,580	1,381,841	37,807	(46,950)	(388,446)
Increase (decrease) in net assets from operations	135,978	3,218,776	46,525	(22,664)	(222,398)

From contract transactions:
Payments received from contract owners	2,188	4,486,945	199,710	1,500	156,882
Payments for contract benefits or terminations	(161,124)	(3,551,655)	(2,879)	(13,591)	(785,208)
Transfers between sub-accounts (including fixed account), net	(18,356)	2,194,538	31,884	3,829	703,210
Contract maintenance charges	(371)	(576,741)	(964)	(199)	(82,217)
Adjustments to net assets allocated to contracts in payout period	1,664	24	-	-	(75)
Increase (decrease) in net assets from contract transactions	(175,999)	2,553,111	227,751	(8,461)	(7,408)

Increase (decrease) in net assets	(40,021)	5,771,887	274,276	(31,125)	(229,806)
Net assets at beginning of period	2,025,249	47,382,219	66,745	780,176	9,600,751
Net assets at end of period	$1,985,228	$53,154,106	$341,021	$749,051	$9,370,945

Beginning units	59,797	2,294,983	6,024	18,156	452,291
Units issued	1,020	588,875	20,230	202	67,739
Units redeemed	(6,229)	(468,156)	(770)	(462)	(61,513)
Ending units	54,588	2,415,702	25,484	17,896	458,517

The accompanying Notes to Financial Statements are an integral part of this statement.

27

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$138,116	$44,935	$253,242	$353,911	$108,223
Mortality and expense risk and administrative charges	(92,549)	(50,885)	(214,394)	(320,092)	(170,989)
Net investment income (loss)	45,567	(5,950)	38,848	33,819	(62,766)
Net realized gain (loss)	66,033	13,877	(80,336)	177,522	(54,456)
Capital gain distribution from mutual funds	83,862	5,186	94,379	149,087	655,090
Change in unrealized appreciation (depreciation) of investments	(426,205)	(130,020)	3,406,451	4,860,136	1,758,424
Increase (decrease) in net assets from operations	(230,743)	(116,907)	3,459,342	5,220,564	2,296,292

From contract transactions:
Payments received from contract owners	2,461,569	1,247,110	9,407	931,081	1,841,807
Payments for contract benefits or terminations	(705,837)	(175,157)	(1,633,524)	(2,067,900)	(1,299,526)
Transfers between sub-accounts (including fixed account), net	(72,576)	616,312	(53,558)	(1,602,485)	(490,201)
Contract maintenance charges	(97,356)	(52,053)	(2,446)	(141,382)	(98,896)
Adjustments to net assets allocated to contracts in payout period	-	-	6,089	4	2
Increase (decrease) in net assets from contract transactions	1,585,800	1,636,212	(1,674,032)	(2,880,682)	(46,814)

Increase (decrease) in net assets	1,355,057	1,519,305	1,785,310	2,339,882	2,249,478
Net assets at beginning of period	6,273,895	3,432,385	12,759,225	19,906,382	9,980,694
Net assets at end of period	$7,628,952	$4,951,690	$14,544,535	$22,246,264	$12,230,172

Beginning units	557,672	319,914	168,833	643,916	484,768
Units issued	419,808	184,905	1,241	47,520	102,324
Units redeemed	(275,229)	(28,430)	(19,640)	(119,979)	(108,243)
Ending units	702,251	476,389	150,434	571,457	478,849

For the Year Ended December 31, 2020
From operations:
Dividends	$117,425	$54,419	$251,194	$343,418	$92,792
Mortality and expense risk and administrative charges	(55,668)	(36,314)	(179,841)	(265,753)	(130,255)
Net investment income (loss)	61,757	18,105	71,353	77,665	(37,463)
Net realized gain (loss)	73,598	74,134	(382,639)	(857,017)	(800,088)
Capital gain distribution from mutual funds	18,626	-	727,392	1,142,456	510,843
Change in unrealized appreciation (depreciation) of investments	58,067	8,990	(905,181)	(641,472)	1,139,743
Increase (decrease) in net assets from operations	212,048	101,229	(489,075)	(278,368)	813,035

From contract transactions:
Payments received from contract owners	1,326,905	824,034	54,956	501,251	549,399
Payments for contract benefits or terminations	(90,757)	(599,109)	(820,275)	(1,411,419)	(662,846)
Transfers between sub-accounts (including fixed account), net	2,065,619	1,100,516	(149,718)	1,089,399	38,458
Contract maintenance charges	(54,100)	(35,537)	(3,090)	(124,964)	(83,740)
Adjustments to net assets allocated to contracts in payout period	-	-	2,223	13	8
Increase (decrease) in net assets from contract transactions	3,247,667	1,289,904	(915,904)	54,280	(158,721)

Increase (decrease) in net assets	3,459,715	1,391,133	(1,404,979)	(224,088)	654,314
Net assets at beginning of period	2,814,180	2,041,252	14,164,204	20,130,470	9,326,380
Net assets at end of period	$6,273,895	$3,432,385	$12,759,225	$19,906,382	$9,980,694

Beginning units	267,929	199,001	182,258	619,394	469,845
Units issued	355,788	232,650	2,778	115,963	135,315
Units redeemed	(66,045)	(111,737)	(16,203)	(91,441)	(120,392)
Ending units	557,672	319,914	168,833	643,916	484,768

The accompanying Notes to Financial Statements are an integral part of this statement.

28

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$23,146	$314,063	$39,963	$-	$131,191
Mortality and expense risk and administrative charges	(15,825)	(193,324)	(51,610)	(4,642)	(115,351)
Net investment income (loss)	7,321	120,739	(11,647)	(4,642)	15,840
Net realized gain (loss)	14,355	247,370	74,525	21,200	173,701
Capital gain distribution from mutual funds	61,640	906,182	274,534	-	270,830
Change in unrealized appreciation (depreciation) of investments	123,925	1,384,917	112,692	54,291	227,700
Increase (decrease) in net assets from operations	207,241	2,659,208	450,104	70,849	688,071

From contract transactions:
Payments received from contract owners	-	2,768,698	1,855,686	204,570	2,370,365
Payments for contract benefits or terminations	(70,950)	(975,877)	(117,853)	(5,815)	(438,679)
Transfers between sub-accounts (including fixed account), net	(38,298)	(575,761)	(137,903)	59,880	153,254
Contract maintenance charges	(162)	(116,291)	(53,435)	(4,872)	(129,670)
Increase (decrease) in net assets from contract transactions	(109,410)	1,100,769	1,546,495	253,763	1,955,270

Increase (decrease) in net assets	97,831	3,759,977	1,996,599	324,612	2,643,341
Net assets at beginning of period	970,638	11,470,964	2,797,726	182,179	7,721,094
Net assets at end of period	$1,068,469	$15,230,941	$4,794,325	$506,791	$10,364,435

Beginning units	24,516	357,373	235,535	15,545	645,573
Units issued	634	98,319	153,321	25,584	219,620
Units redeemed	(3,070)	(73,348)	(32,568)	(6,199)	(64,052)
Ending units	22,080	382,344	356,288	34,930	801,141

For the Year Ended December 31, 2020
From operations:
Dividends	$20,266	$218,606	$29,529	$2,224	$105,755
Mortality and expense risk and administrative charges	(13,406)	(132,695)	(29,153)	(1,552)	(73,934)
Net investment income (loss)	6,860	85,911	376	672	31,821
Net realized gain (loss)	4,940	(89,276)	21,029	(2,436)	16,731
Capital gain distribution from mutual funds	112,764	1,347,133	9,375	1,339	77,008
Change in unrealized appreciation (depreciation) of investments	(69,959)	(490,282)	205,041	31,187	627,626
Increase (decrease) in net assets from operations	54,605	853,486	235,821	30,762	753,186

From contract transactions:
Payments received from contract owners	3,000	1,926,015	1,030,795	130,244	3,534,121
Payments for contract benefits or terminations	(44,985)	(1,153,110)	(64,547)	(932)	(183,147)
Transfers between sub-accounts (including fixed account), net	14,040	452,064	(182,862)	1,371	(167,682)
Contract maintenance charges	(206)	(60,976)	(31,037)	(1,234)	(78,699)
Adjustments to net assets allocated to contracts in payout period	-	1	-	-	-
Increase (decrease) in net assets from contract transactions	(28,151)	1,163,994	752,349	129,449	3,104,593

Increase (decrease) in net assets	26,454	2,017,480	988,170	160,211	3,857,779
Net assets at beginning of period	944,184	9,453,484	1,809,556	21,968	3,863,315
Net assets at end of period	$970,638	$11,470,964	$2,797,726	$182,179	$7,721,094

Beginning units	25,251	313,762	162,633	2,030	355,651
Units issued	2,545	111,551	120,293	15,488	347,329
Units redeemed	(3,280)	(67,940)	(47,391)	(1,973)	(57,407)
Ending units	24,516	357,373	235,535	15,545	645,573

The accompanying Notes to Financial Statements are an integral part of this statement.

29

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$93,845	$207,025	$17,087	$584,489	$12,282
Mortality and expense risk and administrative charges	(81,515)	(257,880)	(10,789)	(336,941)	(63,116)
Net investment income (loss)	12,330	(50,855)	6,298	247,548	(50,834)
Net realized gain (loss)	94,298	270,777	274	170,739	111,903
Capital gain distribution from mutual funds	138,802	229,290	-	-	816,678
Change in unrealized appreciation (depreciation) of investments	396,612	2,034,262	(72,361)	(2,574,348)	(300,249)
Increase (decrease) in net assets from operations	642,042	2,483,474	(65,789)	(2,156,061)	577,498

From contract transactions:
Payments received from contract owners	1,405,054	7,446,508	131	2,774,085	1,543,482
Payments for contract benefits or terminations	(213,669)	(616,807)	(118,095)	(2,093,650)	(157,349)
Transfers between sub-accounts (including fixed account), net	407,413	1,451,440	20,135	3,407,172	59,848
Contract maintenance charges	(93,251)	(316,543)	(121)	(337,787)	(69,951)
Adjustments to net assets allocated to contracts in payout period	-	-	74	134	-
Increase (decrease) in net assets from contract transactions	1,505,547	7,964,598	(97,876)	3,749,954	1,376,030

Increase (decrease) in net assets	2,147,589	10,448,072	(163,665)	1,593,893	1,953,528
Net assets at beginning of period	5,399,042	14,724,305	799,114	23,533,683	3,836,677
Net assets at end of period	$7,546,631	$25,172,377	$635,449	$25,127,576	$5,790,205

Beginning units	447,920	1,223,509	31,562	1,608,268	320,993
Units issued	152,825	718,061	983	551,656	160,047
Units redeemed	(36,720)	(107,177)	(5,052)	(273,572)	(52,454)
Ending units	564,025	1,834,393	27,493	1,886,352	428,586

For the Year Ended December 31, 2020
From operations:
Dividends	$65,393	$-	$4,804	$85,774	$5,549
Mortality and expense risk and administrative charges	(50,534)	(160,079)	(12,036)	(304,085)	(39,822)
Net investment income (loss)	14,859	(160,079)	(7,232)	(218,311)	(34,273)
Net realized gain (loss)	14,503	63,432	(3,625)	82,551	4,069
Capital gain distribution from mutual funds	43,220	-	-	-	37,373
Change in unrealized appreciation (depreciation) of investments	472,078	1,664,946	86,112	2,167,470	345,193
Increase (decrease) in net assets from operations	544,660	1,568,299	75,255	2,031,710	352,362

From contract transactions:
Payments received from contract owners	2,128,807	1,354,524	250	1,116,545	764,024
Payments for contract benefits or terminations	(111,671)	(319,425)	(66,198)	(1,714,504)	(100,271)
Transfers between sub-accounts (including fixed account), net	191,262	(48,951)	(6,909)	344,999	241,740
Contract maintenance charges	(56,981)	(209,889)	(172)	(280,925)	(43,414)
Adjustments to net assets allocated to contracts in payout period	-	-	-	6	-
Increase (decrease) in net assets from contract transactions	2,151,417	776,259	(73,029)	(533,879)	862,079

Increase (decrease) in net assets	2,696,077	2,344,558	2,226	1,497,831	1,214,441
Net assets at beginning of period	2,702,965	12,379,747	796,888	22,035,852	2,622,236
Net assets at end of period	$5,399,042	$14,724,305	$799,114	$23,533,683	$3,836,677

Beginning units	248,357	1,139,009	34,670	1,662,122	240,774
Units issued	223,033	242,973	2,308	334,735	100,639
Units redeemed	(23,470)	(158,473)	(5,416)	(388,589)	(20,420)
Ending units	447,920	1,223,509	31,562	1,608,268	320,993
The accompanying Notes to Financial Statements are an integral part of this statement.

30

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$21,556	$663,293	$1,039,096	$17,317	$-
Mortality and expense risk and administrative charges	(339,066)	(796,628)	(1,197,456)	(11,993)	(5,830)
Net investment income (loss)	(317,510)	(133,335)	(158,360)	5,324	(5,830)
Net realized gain (loss)	413,764	1,050,862	1,539,436	10,172	25,586
Capital gain distribution from mutual funds	278,000	1,087,556	1,665,926	3,132	45,470
Change in unrealized appreciation (depreciation) of investments	2,399,870	7,324,443	12,580,071	39,306	(42,471)
Increase (decrease) in net assets from operations	2,774,124	9,329,526	15,627,073	57,934	22,755

From contract transactions:
Payments received from contract owners	4,838,598	7,374,844	22,250,968	805,594	-
Payments for contract benefits or terminations	(902,570)	(2,406,479)	(2,936,222)	(17,847)	(17,955)
Transfers between sub-accounts (including fixed account), net	380,353	484,242	2,176,642	39,793	(7,236)
Contract maintenance charges	(349,674)	(937,096)	(1,382,711)	(7,117)	(56)
Increase (decrease) in net assets from contract transactions	3,966,707	4,515,511	20,108,677	820,423	(25,247)

Increase (decrease) in net assets	6,740,831	13,845,037	35,735,750	878,357	(2,492)
Net assets at beginning of period	22,544,168	54,169,358	75,177,216	522,356	356,874
Net assets at end of period	$29,284,999	$68,014,395	$110,912,966	$1,400,713	$354,382

Beginning units	1,654,579	3,780,041	5,139,693	47,226	16,785
Units issued	400,970	541,343	1,630,071	73,734	1,636
Units redeemed	(129,101)	(254,653)	(401,951)	(4,690)	(2,653)
Ending units	1,926,448	4,066,731	6,367,813	116,270	15,768

For the Year Ended December 31, 2020
From operations:
Dividends	$273,277	$-	$-	$9,407	$-
Mortality and expense risk and administrative charges	(260,742)	(572,242)	(807,340)	(4,791)	(4,095)
Net investment income (loss)	12,535	(572,242)	(807,340)	4,616	(4,095)
Net realized gain (loss)	137,520	417,551	321,034	(8,393)	8,952
Capital gain distribution from mutual funds	348,563	266,764	338,760	-	35,051
Change in unrealized appreciation (depreciation) of investments	1,901,837	7,015,044	8,986,137	50,922	95,239
Increase (decrease) in net assets from operations	2,400,455	7,127,117	8,838,591	47,145	135,147

From contract transactions:
Payments received from contract owners	2,207,154	10,449,683	11,141,064	140,698	-
Payments for contract benefits or terminations	(1,088,484)	(1,356,386)	(1,674,884)	(935)	(17,972)
Transfers between sub-accounts (including fixed account), net	840,587	452,493	(1,095,309)	27,660	(10,063)
Contract maintenance charges	(264,319)	(684,810)	(947,588)	(1,410)	(71)
Increase (decrease) in net assets from contract transactions	1,694,938	8,860,980	7,423,283	166,013	(28,106)

Increase (decrease) in net assets	4,095,393	15,988,097	16,261,874	213,158	107,041
Net assets at beginning of period	18,448,775	38,181,261	58,915,342	309,198	249,833
Net assets at end of period	$22,544,168	$54,169,358	$75,177,216	$522,356	$356,874

Beginning units	1,516,011	3,008,962	4,553,839	29,639	18,035
Units issued	287,179	1,008,294	1,516,856	21,979	1,661
Units redeemed	(148,611)	(237,215)	(931,002)	(4,392)	(2,911)
Ending units	1,654,579	3,780,041	5,139,693	47,226	16,785

The accompanying Notes to Financial Statements are an integral part of this statement.

31

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity- Income Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$10,273	$32,500	$2,013,109	$-
Mortality and expense risk and administrative charges	(137,040)	(25,682)	(94,178)	(777,665)	(17,817)
Net investment income (loss)	(137,040)	(15,409)	(61,678)	1,235,444	(17,817)
Net realized gain (loss)	433,934	179,989	276,428	(6,868,589)	21,983
Capital gain distribution from mutual funds	1,284,768	70,192	324,470	22,827,958	125,964
Change in unrealized appreciation (depreciation) of investments	(1,121,911)	146,309	904,671	(7,270,529)	114,945
Increase (decrease) in net assets from operations	459,751	381,081	1,443,891	9,924,284	245,075

From contract transactions:
Payments received from contract owners	1,877,798	-	1,531,046	1,242,114	6,000
Payments for contract benefits or terminations	(958,186)	(231,207)	(290,185)	(9,775,314)	(18,584)
Transfers between sub-accounts (including fixed account), net	1,146,403	(17,944)	(278,768)	(168,380,985)	(2)
Contract maintenance charges	(89,699)	(240)	(45,910)	(1,016,416)	(427)
Adjustments to net assets allocated to contracts in payout period	5	800	-	-	-
Increase (decrease) in net assets from contract transactions	1,976,321	(248,591)	916,183	(177,930,601)	(13,013)

Increase (decrease) in net assets	2,436,072	132,490	2,360,074	(168,006,317)	232,062
Net assets at beginning of period	8,171,900	1,560,332	5,248,588	168,006,317	1,137,070
Net assets at end of period	$10,607,972	$1,692,822	$7,608,662	$-	$1,369,132

Beginning units	274,325	31,000	184,829	12,677,702	26,989
Units issued	87,560	18	63,507	327,754	129
Units redeemed	(46,314)	(4,295)	(31,052)	(13,005,456)	(392)
Ending units	315,571	26,723	217,284	-	26,726

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$15,594	$40,534	$124,588	$812
Mortality and expense risk and administrative charges	(108,769)	(21,974)	(67,674)	(2,262,778)	(14,878)
Net investment income (loss)	(108,769)	(6,380)	(27,140)	(2,138,190)	(14,066)
Net realized gain (loss)	506,705	132,869	175,858	350,472	98,973
Capital gain distribution from mutual funds	957,688	100,615	338,756	2,821,762	79,713
Change in unrealized appreciation (depreciation) of investments	1,975,226	(54,490)	116,738	(4,108,148)	184,981
Increase (decrease) in net assets from operations	3,330,850	172,614	604,212	(3,074,104)	349,601

From contract transactions:
Payments received from contract owners	212,895	32,479	674,054	4,386,591	3,000
Payments for contract benefits or terminations	(616,728)	(229,671)	(463,240)	(6,866,020)	(162,455)
Transfers between sub-accounts (including fixed account), net	(1,902,094)	45,310	96,136	6,735,990	(12,238)
Contract maintenance charges	(75,017)	(285)	(28,136)	(2,347,035)	(463)
Adjustments to net assets allocated to contracts in payout period	15	1,216	-	-	-
Increase (decrease) in net assets from contract transactions	(2,380,929)	(150,951)	278,814	1,909,526	(172,156)

Increase (decrease) in net assets	949,921	21,663	883,026	(1,164,578)	177,445
Net assets at beginning of period	7,221,979	1,538,669	4,365,562	169,170,895	959,625
Net assets at end of period	$8,171,900	$1,560,332	$5,248,588	$168,006,317	$1,137,070

Beginning units	380,506	34,137	168,601	12,456,024	31,220
Units issued	27,275	1,844	50,771	2,068,253	102
Units redeemed	(133,456)	(4,981)	(34,543)	(1,846,575)	(4,333)
Ending units	274,325	31,000	184,829	12,677,702	26,989

The accompanying Notes to Financial Statements are an integral part of this statement.

32

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$31,072	$128,479	$23,151	$136,147
Mortality and expense risk and administrative charges	(149,809)	(42,063)	(273,236)	(21,222)	(120,451)
Net investment income (loss)	(149,809)	(10,991)	(144,757)	1,929	15,696
Net realized gain (loss)	980,212	111,126	186,751	72,017	295,366
Capital gain distribution from mutual funds	1,124,521	214,361	1,152,172	-	-
Change in unrealized appreciation (depreciation) of investments	(66,735)	(100,157)	587,914	(72,670)	(396,691)
Increase (decrease) in net assets from operations	1,888,189	214,339	1,782,080	1,276	(85,629)

From contract transactions:
Payments received from contract owners	1,667,925	689	2,234,374	320	1,108,590
Payments for contract benefits or terminations	(652,762)	(228,817)	(1,384,176)	(113,697)	(687,350)
Transfers between sub-accounts (including fixed account), net	(687,241)	2,460,232	5,253,515	(5,845)	1,058,705
Contract maintenance charges	(68,525)	(687)	(239,330)	(197)	(62,074)
Adjustments to net assets allocated to contracts in payout period	2	148	-	90	-
Increase (decrease) in net assets from contract transactions	259,399	2,231,565	5,864,383	(119,329)	1,417,871

Increase (decrease) in net assets	2,147,588	2,445,904	7,646,463	(118,053)	1,332,242
Net assets at beginning of period	8,635,857	2,369,590	17,505,006	1,372,048	7,344,076
Net assets at end of period	$10,783,445	$4,815,494	$25,151,469	$1,253,995	$8,676,318

Beginning units	232,334	69,460	800,257	56,110	417,004
Units issued	68,948	66,872	313,697	1,627	154,047
Units redeemed	(62,159)	(8,154)	(91,481)	(6,282)	(62,266)
Ending units	239,123	128,178	1,022,473	51,455	508,785

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$50,260	$312,939	$22,665	$107,712
Mortality and expense risk and administrative charges	(111,173)	(34,012)	(217,526)	(17,473)	(95,906)
Net investment income (loss)	(111,173)	16,248	95,413	5,192	11,806
Net realized gain (loss)	646,214	81,094	(151,250)	20,139	152,797
Capital gain distribution from mutual funds	565,514	59,021	410,099	-	-
Change in unrealized appreciation (depreciation) of investments	1,315,403	121,591	1,522,803	155,407	777,964
Increase (decrease) in net assets from operations	2,415,958	277,954	1,877,065	180,738	942,567

From contract transactions:
Payments received from contract owners	863,983	14,361	943,841	1,500	317,082
Payments for contract benefits or terminations	(467,495)	(101,617)	(1,165,595)	(34,298)	(408,367)
Transfers between sub-accounts (including fixed account), net	(1,033,709)	(141,962)	(710,220)	27,421	(278,592)
Contract maintenance charges	(45,838)	(653)	(185,741)	(259)	(49,946)
Adjustments to net assets allocated to contracts in payout period	5	-	-	17	-
Increase (decrease) in net assets from contract transactions	(683,054)	(229,871)	(1,117,715)	(5,619)	(419,823)

Increase (decrease) in net assets	1,732,904	48,083	759,350	175,119	522,744
Net assets at beginning of period	6,902,953	2,321,507	16,745,656	1,196,929	6,821,332
Net assets at end of period	$8,635,857	$2,369,590	$17,505,006	$1,372,048	$7,344,076

Beginning units	252,860	76,633	857,270	56,119	440,549
Units issued	47,428	862	100,699	2,912	68,610
Units redeemed	(67,954)	(8,035)	(157,712)	(2,921)	(92,155)
Ending units	232,334	69,460	800,257	56,110	417,004

The accompanying Notes to Financial Statements are an integral part of this statement.

33

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity- Income Portfolio Class 1	SAST SA JPMorgan Equity- Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$117,415	$288,343	$21,064	$44,211	$22,592
Mortality and expense risk and administrative charges	(98,256)	(216,526)	(20,561)	(37,872)	(14,733)
Net investment income (loss)	19,159	71,817	503	6,339	7,859
Net realized gain (loss)	333,340	482,059	93,267	76,640	14,160
Capital gain distribution from mutual funds	209,059	570,060	-	-	7,607
Change in unrealized appreciation (depreciation) of investments	810,093	1,964,587	164,568	392,121	(54,402)
Increase (decrease) in net assets from operations	1,371,651	3,088,523	258,338	475,100	(24,776)

From contract transactions:
Payments received from contract owners	894	4,696,300	1,009	734,436	-
Payments for contract benefits or terminations	(605,368)	(1,250,394)	(149,855)	(170,154)	(172,295)
Transfers between sub-accounts (including fixed account), net	10,799	85,688	(31,387)	(102,441)	20,610
Contract maintenance charges	(1,296)	(139,530)	(208)	(18,561)	(197)
Adjustments to net assets allocated to contracts in payout period	1,393	-	90	-	301
Increase (decrease) in net assets from contract transactions	(593,578)	3,392,064	(180,351)	443,280	(151,581)

Increase (decrease) in net assets	778,073	6,480,587	77,987	918,380	(176,357)
Net assets at beginning of period	5,942,864	11,862,426	1,233,354	2,169,064	1,060,816
Net assets at end of period	$6,720,937	$18,343,013	$1,311,341	$3,087,444	$884,459

Beginning units	82,443	466,698	32,371	103,258	31,908
Units issued	770	221,465	1,533	42,094	971
Units redeemed	(7,970)	(97,505)	(5,568)	(19,048)	(5,618)
Ending units	75,243	590,658	28,336	126,304	27,261

For the Year Ended December 31, 2020
From operations:
Dividends	$115,386	$204,012	$16,559	$24,499	$27,663
Mortality and expense risk and administrative charges	(83,609)	(151,980)	(17,074)	(27,660)	(16,605)
Net investment income (loss)	31,777	52,032	(515)	(3,161)	11,058
Net realized gain (loss)	219,110	82,330	26,261	52,066	5,944
Capital gain distribution from mutual funds	404,951	806,936	30,137	52,960	-
Change in unrealized appreciation (depreciation) of investments	(590,730)	(475,780)	39,626	92,855	54,670
Increase (decrease) in net assets from operations	65,108	465,518	95,509	194,720	71,672

From contract transactions:
Payments received from contract owners	2,663	855,475	1,575	136,803	20,957
Payments for contract benefits or terminations	(416,911)	(928,872)	(66,525)	(185,047)	(144,717)
Transfers between sub-accounts (including fixed account), net	3,323	802,811	(37,550)	172,115	1,287
Contract maintenance charges	(1,539)	(92,135)	(263)	(12,314)	(244)
Adjustments to net assets allocated to contracts in payout period	(2,346)	-	63	-	621
Increase (decrease) in net assets from contract transactions	(414,810)	637,279	(102,700)	111,557	(122,096)

Increase (decrease) in net assets	(349,702)	1,102,797	(7,191)	306,277	(50,424)
Net assets at beginning of period	6,292,566	10,759,629	1,240,545	1,862,787	1,111,240
Net assets at end of period	$5,942,864	$11,862,426	$1,233,354	$2,169,064	$1,060,816

Beginning units	88,743	426,960	35,201	92,657	35,678
Units issued	1,932	119,943	734	25,648	2,208
Units redeemed	(8,232)	(80,205)	(3,564)	(15,047)	(5,978)
Ending units	82,443	466,698	32,371	103,258	31,908

The accompanying Notes to Financial Statements are an integral part of this statement.

34

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$1,443,427	$-	$-	$13,285	$78,786
Mortality and expense risk and administrative charges	(848,215)	(52,031)	(243,021)	(26,003)	(56,629)
Net investment income (loss)	595,212	(52,031)	(243,021)	(12,718)	22,157
Net realized gain (loss)	543,618	269,219	601,476	113,609	186,200
Capital gain distribution from mutual funds	532,413	554,067	3,028,302	141,274	108,899
Change in unrealized appreciation (depreciation) of investments	(3,145,956)	(610,536)	(2,479,081)	301,015	680,880
Increase (decrease) in net assets from operations	(1,474,713)	160,719	907,676	543,180	998,136

From contract transactions:
Payments received from contract owners	6,010,391	3,643	4,362,674	1,378,856	3,932,725
Payments for contract benefits or terminations	(5,552,800)	(321,529)	(1,025,434)	(47,205)	(147,210)
Transfers between sub-accounts (including fixed account), net	6,259,878	2,068,870	9,158,465	(23,287)	(81,980)
Contract maintenance charges	(813,045)	(424)	(127,879)	(25,724)	(36,626)
Adjustments to net assets allocated to contracts in payout period	(1,923)	198	2	-	-
Increase (decrease) in net assets from contract transactions	5,902,501	1,750,758	12,367,828	1,282,640	3,666,909

Increase (decrease) in net assets	4,427,788	1,911,477	13,275,504	1,825,820	4,665,045
Net assets at beginning of period	58,121,790	3,053,755	12,615,122	1,151,586	2,611,453
Net assets at end of period	$62,549,578	$4,965,232	$25,890,626	$2,977,406	$7,276,498

Beginning units	3,400,595	64,229	275,501	71,603	177,163
Units issued	913,660	40,659	282,389	89,680	244,392
Units redeemed	(538,905)	(9,221)	(45,073)	(18,560)	(31,902)
Ending units	3,775,350	95,667	512,817	142,723	389,653

For the Year Ended December 31, 2020
From operations:
Dividends	$1,298,655	$4,260	$-	$9,032	$30,769
Mortality and expense risk and administrative charges	(746,982)	(37,110)	(147,212)	(10,016)	(23,978)
Net investment income (loss)	551,673	(32,850)	(147,212)	(984)	6,791
Net realized gain (loss)	520,697	141,731	732,644	27,337	49,369
Capital gain distribution from mutual funds	-	310,834	1,378,459	21,407	31,161
Change in unrealized appreciation (depreciation) of investments	2,080,692	578,623	2,097,916	189,200	259,658
Increase (decrease) in net assets from operations	3,153,062	998,338	4,061,807	236,960	346,979

From contract transactions:
Payments received from contract owners	3,869,714	3,023	1,793,877	568,551	1,077,835
Payments for contract benefits or terminations	(4,121,810)	(58,123)	(953,868)	(31,984)	(258,828)
Transfers between sub-accounts (including fixed account), net	4,075,991	(70,150)	(1,488,314)	(22,047)	(175,810)
Contract maintenance charges	(675,892)	(407)	(54,874)	(8,296)	(10,416)
Adjustments to net assets allocated to contracts in payout period	537	(1,408)	5	-	-
Increase (decrease) in net assets from contract transactions	3,148,540	(127,065)	(703,174)	506,224	632,781

Increase (decrease) in net assets	6,301,602	871,273	3,358,633	743,184	979,760
Net assets at beginning of period	51,820,188	2,182,482	9,256,489	408,402	1,631,693
Net assets at end of period	$58,121,790	$3,053,755	$12,615,122	$1,151,586	$2,611,453

Beginning units	3,206,094	67,158	297,130	33,155	128,745
Units issued	880,166	2,860	72,149	50,350	90,062
Units redeemed	(685,665)	(5,789)	(93,778)	(11,902)	(41,644)
Ending units	3,400,595	64,229	275,501	71,603	177,163

The accompanying Notes to Financial Statements are an integral part of this statement.

35

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$74,758	$1,610	$2,322	$20,909	$71,764
Mortality and expense risk and administrative charges	(32,726)	(12,011)	(142,488)	(45,269)	(232,942)
Net investment income (loss)	42,032	(10,401)	(140,166)	(24,360)	(161,178)
Net realized gain (loss)	34,077	48,617	756,834	221,379	957,031
Capital gain distribution from mutual funds	41,297	84,092	1,201,179	121,559	624,176
Change in unrealized appreciation (depreciation) of investments	356,877	67,094	539,785	330,063	2,106,033
Increase (decrease) in net assets from operations	474,283	189,402	2,357,632	648,641	3,526,062

From contract transactions:
Payments received from contract owners	1,597,235	713	1,567,046	-	604,829
Payments for contract benefits or terminations	(31,221)	(86,130)	(982,807)	(310,726)	(1,728,461)
Transfers between sub-accounts (including fixed account), net	156,549	(8,895)	246,679	127,023	(1,152,108)
Contract maintenance charges	(31,105)	(126)	(67,065)	(398)	(156,614)
Adjustments to net assets allocated to contracts in payout period	-	-	3	(6,421)	7
Increase (decrease) in net assets from contract transactions	1,691,458	(94,438)	763,856	(190,522)	(2,432,347)

Increase (decrease) in net assets	2,165,741	94,964	3,121,488	458,119	1,093,715
Net assets at beginning of period	1,540,402	713,515	8,369,258	2,732,782	15,085,720
Net assets at end of period	$3,706,143	$808,479	$11,490,746	$3,190,901	$16,179,435

Beginning units	128,312	35,545	298,599	41,770	444,071
Units issued	146,615	39	72,856	2,353	28,916
Units redeemed	(23,027)	(3,880)	(56,158)	(5,103)	(87,947)
Ending units	251,900	31,704	315,297	39,020	385,040

For the Year Ended December 31, 2020
From operations:
Dividends	$28,620	$3,515	$27,416	$17,343	$58,603
Mortality and expense risk and administrative charges	(12,494)	(9,406)	(106,219)	(37,237)	(202,390)
Net investment income (loss)	16,126	(5,891)	(78,803)	(19,894)	(143,787)
Net realized gain (loss)	5,867	41,230	662,244	146,967	460,885
Capital gain distribution from mutual funds	120,581	52,763	668,442	221,573	1,215,819
Change in unrealized appreciation (depreciation) of investments	(15,046)	35,442	637,470	(69,089)	196,620
Increase (decrease) in net assets from operations	127,528	123,544	1,889,353	279,557	1,729,537

From contract transactions:
Payments received from contract owners	644,152	1,438	681,121	225	469,090
Payments for contract benefits or terminations	(36,981)	(52,262)	(741,516)	(208,327)	(1,356,150)
Transfers between sub-accounts (including fixed account), net	113,430	(48,518)	(249,148)	21,904	(297,318)
Contract maintenance charges	(9,673)	(148)	(47,741)	(464)	(140,295)
Adjustments to net assets allocated to contracts in payout period	-	-	9	198	22
Increase (decrease) in net assets from contract transactions	710,928	(99,490)	(357,275)	(186,464)	(1,324,651)

Increase (decrease) in net assets	838,456	24,054	1,532,078	93,093	404,886
Net assets at beginning of period	701,946	689,461	6,837,180	2,639,689	14,680,834
Net assets at end of period	$1,540,402	$713,515	$8,369,258	$2,732,782	$15,085,720

Beginning units	58,366	44,209	319,918	45,435	482,194
Units issued	84,558	4,052	71,010	2,475	48,522
Units redeemed	(14,612)	(12,716)	(92,329)	(6,140)	(86,645)
Ending units	128,312	35,545	298,599	41,770	444,071

The accompanying Notes to Financial Statements are an integral part of this statement.

36

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$53,335	$197,140	$22,782	$17,282	$74,979
Mortality and expense risk and administrative charges	(55,406)	(200,934)	(32,552)	(22,368)	(107,208)
Net investment income (loss)	(2,071)	(3,794)	(9,770)	(5,086)	(32,229)
Net realized gain (loss)	108,422	244,224	68,643	19,211	164,259
Capital gain distribution from mutual funds	185,441	796,227	156,343	-	-
Change in unrealized appreciation (depreciation) of investments	131,238	634,664	211,480	26,897	50,057
Increase (decrease) in net assets from operations	423,030	1,671,321	426,696	41,022	182,087

From contract transactions:
Payments received from contract owners	-	1,448,277	1,929,677	540	515,148
Payments for contract benefits or terminations	(289,017)	(991,249)	(38,238)	(112,163)	(635,615)
Transfers between sub-accounts (including fixed account), net	4,846	252,087	56,015	12,709	423,857
Contract maintenance charges	(856)	(142,936)	(31,728)	(244)	(38,043)
Adjustments to net assets allocated to contracts in payout period	1,854	201	-	18	-
Increase (decrease) in net assets from contract transactions	(283,173)	566,380	1,915,726	(99,140)	265,347

Increase (decrease) in net assets	139,857	2,237,701	2,342,422	(58,118)	447,434
Net assets at beginning of period	3,532,030	13,582,170	1,438,423	1,473,681	6,900,903
Net assets at end of period	$3,671,887	$15,819,871	$3,780,845	$1,415,563	$7,348,337

Beginning units	66,010	571,280	114,830	81,293	454,366
Units issued	211	98,431	150,882	2,179	78,633
Units redeemed	(5,140)	(66,057)	(18,746)	(7,485)	(59,104)
Ending units	61,081	603,654	246,966	75,987	473,895

For the Year Ended December 31, 2020
From operations:
Dividends	$66,395	$224,659	$13,003	$24,831	$99,414
Mortality and expense risk and administrative charges	(50,195)	(169,603)	(12,059)	(19,788)	(94,194)
Net investment income (loss)	16,200	55,056	944	5,043	5,220
Net realized gain (loss)	85,076	83,678	14,182	(3,524)	25,451
Capital gain distribution from mutual funds	98,899	380,098	12,281	20,851	96,673
Change in unrealized appreciation (depreciation) of investments	62,924	464,600	258,408	106,967	439,961
Increase (decrease) in net assets from operations	263,099	983,432	285,815	129,337	567,305

From contract transactions:
Payments received from contract owners	61,566	699,304	815,912	2,490	351,413
Payments for contract benefits or terminations	(340,564)	(724,439)	(10,752)	(96,992)	(411,694)
Transfers between sub-accounts (including fixed account), net	53,556	51,775	(7,084)	16,710	(511,519)
Contract maintenance charges	(1,066)	(114,387)	(10,813)	(261)	(31,724)
Adjustments to net assets allocated to contracts in payout period	2,442	(130)	-	-	-
Increase (decrease) in net assets from contract transactions	(224,066)	(87,877)	787,263	(78,053)	(603,524)

Increase (decrease) in net assets	39,033	895,555	1,073,078	51,284	(36,219)
Net assets at beginning of period	3,492,997	12,686,615	365,345	1,422,397	6,937,122
Net assets at end of period	$3,532,030	$13,582,170	$1,438,423	$1,473,681	$6,900,903

Beginning units	70,480	562,337	32,481	86,169	503,306
Units issued	4,096	72,987	104,709	2,814	50,712
Units redeemed	(8,566)	(64,044)	(22,360)	(7,690)	(99,652)
Ending units	66,010	571,280	114,830	81,293	454,366

The accompanying Notes to Financial Statements are an integral part of this statement.

37

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$387,181	$-	$66,160	$382,730	$32,002
Mortality and expense risk and administrative charges	(289,384)	(1,803,483)	(20,266)	(108,205)	(24,529)
Net investment income (loss)	97,797	(1,803,483)	45,894	274,525	7,473
Net realized gain (loss)	(146,354)	1,482,240	(2,413)	(17,386)	20,054
Capital gain distribution from mutual funds	123,651	18,104,815	-	-	-
Change in unrealized appreciation (depreciation) of investments	1,211,927	(9,457,635)	14,135	52,426	173,049
Increase (decrease) in net assets from operations	1,287,021	8,325,937	57,616	309,565	200,576

From contract transactions:
Payments received from contract owners	322,300	1,412,644	-	775,829	4,170
Payments for contract benefits or terminations	(2,282,721)	(10,152,769)	(167,110)	(586,550)	(140,376)
Transfers between sub-accounts (including fixed account), net	981,033	1,786,434	98,432	332,198	6,958
Contract maintenance charges	(196,234)	(2,050,130)	(308)	(55,481)	(316)
Adjustments to net assets allocated to contracts in payout period	271	-	1,062	95	1,551
Increase (decrease) in net assets from contract transactions	(1,175,351)	(9,003,821)	(67,924)	466,091	(128,013)

Increase (decrease) in net assets	111,670	(677,884)	(10,308)	775,656	72,563
Net assets at beginning of period	19,114,279	128,674,939	1,319,459	7,424,375	1,522,934
Net assets at end of period	$19,225,949	$127,997,055	$1,309,151	$8,200,031	$1,595,497

Beginning units	1,519,168	8,634,249	35,173	367,161	84,774
Units issued	133,760	709,434	3,267	69,787	2,232
Units redeemed	(211,994)	(1,293,743)	(5,019)	(43,740)	(8,606)
Ending units	1,440,934	8,049,940	33,421	393,208	78,400

For the Year Ended December 31, 2020
From operations:
Dividends	$431,268	$571,955	$76,435	$402,899	$32,754
Mortality and expense risk and administrative charges	(259,543)	(1,749,411)	(20,368)	(95,750)	(19,897)
Net investment income (loss)	171,725	(1,177,456)	56,067	307,149	12,857
Net realized gain (loss)	(305,519)	91,747	(28,120)	(93,942)	(18,740)
Capital gain distribution from mutual funds	-	7,234,707	-	-	2,286
Change in unrealized appreciation (depreciation) of investments	(543,746)	2,355,958	44,554	212,908	34,489
Increase (decrease) in net assets from operations	(677,540)	8,504,956	72,501	426,115	30,892

From contract transactions:
Payments received from contract owners	114,862	2,339,399	-	176,896	12,967
Payments for contract benefits or terminations	(1,582,672)	(6,658,358)	(113,360)	(520,649)	(82,466)
Transfers between sub-accounts (including fixed account), net	1,889,394	(2,631,555)	(162,638)	351,467	18,510
Contract maintenance charges	(184,084)	(1,844,712)	(390)	(47,069)	(381)
Adjustments to net assets allocated to contracts in payout period	(215)	-	967	(95)	889
Increase (decrease) in net assets from contract transactions	237,285	(8,795,226)	(275,421)	(39,450)	(50,481)

Increase (decrease) in net assets	(440,255)	(290,270)	(202,920)	386,665	(19,589)
Net assets at beginning of period	19,554,534	128,965,209	1,522,379	7,037,710	1,542,523
Net assets at end of period	$19,114,279	$128,674,939	$1,319,459	$7,424,375	$1,522,934

Beginning units	1,481,499	9,278,213	43,195	370,309	87,732
Units issued	251,719	667,543	293	53,770	4,166
Units redeemed	(214,050)	(1,311,507)	(8,315)	(56,918)	(7,124)
Ending units	1,519,168	8,634,249	35,173	367,161	84,774

The accompanying Notes to Financial Statements are an integral part of this statement.

38

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$105,198	$240,245	$14,093	$-	$1,381,990
Mortality and expense risk and administrative charges	(89,472)	(899,018)	(36,273)	(393,124)	(2,121,535)
Net investment income (loss)	15,726	(658,773)	(22,180)	(393,124)	(739,545)
Net realized gain (loss)	111,757	706,876	51,001	544,642	3,073,840
Capital gain distribution from mutual funds	-	9,537	112,847	478,857	7,544,537
Change in unrealized appreciation (depreciation) of investments	583,151	6,713,625	24,900	3,377,966	6,096,413
Increase (decrease) in net assets from operations	710,634	6,771,265	166,568	4,008,341	15,975,245

From contract transactions:
Payments received from contract owners	207,472	954,890	2,199,963	13,096,627	6,710,547
Payments for contract benefits or terminations	(543,148)	(3,997,153)	(38,789)	(1,011,854)	(8,731,070)
Transfers between sub-accounts (including fixed account), net	172,133	(1,982,238)	277,573	1,384,892	566,993
Contract maintenance charges	(34,150)	(1,039,037)	(29,522)	(447,412)	(2,385,607)
Increase (decrease) in net assets from contract transactions	(197,693)	(6,063,538)	2,409,225	13,022,253	(3,839,137)

Increase (decrease) in net assets	512,941	707,727	2,575,793	17,030,594	12,136,108
Net assets at beginning of period	5,517,833	65,409,203	1,496,185	22,729,812	149,542,353
Net assets at end of period	$6,030,774	$66,116,930	$4,071,978	$39,760,406	$161,678,461

Beginning units	394,207	5,189,846	117,249	1,674,529	10,143,080
Units issued	42,649	149,061	181,322	1,073,682	788,336
Units redeemed	(48,011)	(607,662)	(14,490)	(189,279)	(1,032,927)
Ending units	388,845	4,731,245	284,081	2,558,932	9,898,489

For the Year Ended December 31, 2020
From operations:
Dividends	$109,973	$78,255	$8,992	$118,458	$133,887
Mortality and expense risk and administrative charges	(75,771)	(871,227)	(12,544)	(232,592)	(1,878,287)
Net investment income (loss)	34,202	(792,972)	(3,552)	(114,134)	(1,744,400)
Net realized gain (loss)	(11,860)	85,415	(17,362)	339,908	2,057,998
Capital gain distribution from mutual funds	8,658	1,018,355	49,375	123,643	3,273,272
Change in unrealized appreciation (depreciation) of investments	143,499	(912,573)	270,835	2,855,048	7,630,029
Increase (decrease) in net assets from operations	174,499	(601,775)	299,296	3,204,465	11,216,899

From contract transactions:
Payments received from contract owners	75,042	1,717,301	665,637	5,038,847	9,153,501
Payments for contract benefits or terminations	(363,833)	(2,641,574)	(7,330)	(896,078)	(5,891,940)
Transfers between sub-accounts (including fixed account), net	94,642	691,262	(204,435)	554,665	(478,869)
Contract maintenance charges	(32,222)	(945,888)	(8,102)	(275,119)	(2,011,337)
Increase (decrease) in net assets from contract transactions	(226,371)	(1,178,899)	445,770	4,422,315	771,355

Increase (decrease) in net assets	(51,872)	(1,780,674)	745,066	7,626,780	11,988,254
Net assets at beginning of period	5,569,705	67,189,877	751,119	15,103,032	137,554,099
Net assets at end of period	$5,517,833	$65,409,203	$1,496,185	$22,729,812	$149,542,353

Beginning units	401,348	5,278,329	69,237	1,285,472	10,022,020
Units issued	59,794	552,175	106,490	623,800	1,643,386
Units redeemed	(66,935)	(640,658)	(58,478)	(234,743)	(1,522,326)
Ending units	394,207	5,189,846	117,249	1,674,529	10,143,080

The accompanying Notes to Financial Statements are an integral part of this statement.

39

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$14,843,297	$9,770,835	$562,492	$-	$-
Mortality and expense risk and administrative charges	(13,749,811)	(9,828,025)	(777,957)	(237,047)	(653,594)
Net investment income (loss)	1,093,486	(57,190)	(215,465)	(237,047)	(653,594)
Net realized gain (loss)	16,567,973	12,766,223	687,588	493,129	1,408,138
Capital gain distribution from mutual funds	55,052,063	26,505,130	4,405,807	3,398,329	12,272,465
Change in unrealized appreciation (depreciation) of investments	(319,212)	13,661,072	1,928,733	(2,995,809)	(12,882,638)
Increase (decrease) in net assets from operations	72,394,310	52,875,235	6,806,663	658,602	144,371

From contract transactions:
Payments received from contract owners	15,295,421	5,650,332	6,116,684	9,194	15,716,457
Payments for contract benefits or terminations	(85,746,648)	(66,642,207)	(2,473,403)	(1,054,059)	(3,198,996)
Transfers between sub-accounts (including fixed account), net	7,470,843	162,151,814	2,582,205	505,886	17,777,917
Contract maintenance charges	(16,033,621)	(11,385,130)	(875,804)	(1,460)	(343,604)
Adjustments to net assets allocated to contracts in payout period	457	448	-	4,490	4,492
Increase (decrease) in net assets from contract transactions	(79,013,548)	89,775,257	5,349,682	(535,949)	29,956,266

Increase (decrease) in net assets	(6,619,238)	142,650,492	12,156,345	122,653	30,100,637
Net assets at beginning of period	955,646,677	583,837,083	51,639,112	15,625,739	35,100,591
Net assets at end of period	$949,027,439	$726,487,575	$63,795,457	$15,748,392	$65,201,228

Beginning units	55,212,480	35,652,801	4,218,679	58,931	405,005
Units issued	3,376,262	11,169,416	852,929	3,473	521,142
Units redeemed	(7,747,537)	(5,999,857)	(439,067)	(5,346)	(94,422)
Ending units	50,841,205	40,822,360	4,632,541	57,058	831,725

For the Year Ended December 31, 2020
From operations:
Dividends	$10,319,712	$6,623,416	$537,555	$-	$-
Mortality and expense risk and administrative charges	(13,084,834)	(8,090,899)	(561,709)	(185,414)	(396,181)
Net investment income (loss)	(2,765,122)	(1,467,483)	(24,154)	(185,414)	(396,181)
Net realized gain (loss)	10,296,290	5,282,932	182,167	240,371	1,735,054
Capital gain distribution from mutual funds	48,874,843	23,680,192	739,577	1,423,498	3,306,949
Change in unrealized appreciation (depreciation) of investments	42,481,108	19,323,121	2,722,812	4,699,186	8,875,428
Increase (decrease) in net assets from operations	98,887,119	46,818,762	3,620,402	6,177,641	13,521,250

From contract transactions:
Payments received from contract owners	9,882,235	5,983,790	10,307,154	17,361	5,338,905
Payments for contract benefits or terminations	(73,405,260)	(40,114,026)	(1,344,961)	(523,326)	(2,213,912)
Transfers between sub-accounts (including fixed account), net	(17,092,134)	(2,683,964)	3,293,461	(242,152)	(4,494,933)
Contract maintenance charges	(14,187,788)	(8,847,983)	(617,019)	(1,678)	(153,463)
Adjustments to net assets allocated to contracts in payout period	171	166	-	(939)	(2,336)
Increase (decrease) in net assets from contract transactions	(94,802,776)	(45,662,017)	11,638,635	(750,734)	(1,525,739)

Increase (decrease) in net assets	4,084,343	1,156,745	15,259,037	5,426,907	11,995,511
Net assets at beginning of period	951,562,334	582,680,338	36,380,075	10,198,832	23,105,080
Net assets at end of period	$955,646,677	$583,837,083	$51,639,112	$15,625,739	$35,100,591

Beginning units	61,360,569	38,675,868	3,158,875	62,478	404,739
Units issued	4,644,367	2,213,380	1,463,730	1,900	148,004
Units redeemed	(10,792,456)	(5,236,447)	(403,926)	(5,447)	(147,738)
Ending units	55,212,480	35,652,801	4,218,679	58,931	405,005

The accompanying Notes to Financial Statements are an integral part of this statement.

40

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1
For the Year Ended December 31, 2021
From operations:
Dividends	$26,238	$496,147	$602	$14,166	$-
Mortality and expense risk and administrative charges	(24,937)	(501,177)	(2,930)	(98,313)	(30,556)
Net investment income (loss)	1,301	(5,030)	(2,328)	(84,147)	(30,556)
Net realized gain (loss)	12,393	218,763	1,251	292,364	1,103,354
Capital gain distribution from mutual funds	25,888	572,499	7,568	305,181	398,187
Change in unrealized appreciation (depreciation) of investments	(98,169)	(2,019,002)	5,899	(81,008)	(1,358,441)
Increase (decrease) in net assets from operations	(58,587)	(1,232,770)	12,390	432,390	112,544

From contract transactions:
Payments received from contract owners	1,278	3,352,827	-	3,133,814	3,220
Payments for contract benefits or terminations	(216,333)	(3,736,901)	(1,804)	(251,581)	(291,648)
Transfers between sub-accounts (including fixed account), net	33,550	2,934,379	-	413,402	(2,335,295)
Contract maintenance charges	(360)	(410,637)	(65)	(113,151)	(376)
Adjustments to net assets allocated to contracts in payout period	650	4	-	-	1,317
Increase (decrease) in net assets from contract transactions	(181,215)	2,139,672	(1,869)	3,182,484	(2,622,782)

Increase (decrease) in net assets	(239,802)	906,902	10,521	3,614,874	(2,510,238)
Net assets at beginning of period	1,819,190	35,860,833	201,649	5,933,008	2,510,238
Net assets at end of period	$1,579,388	$36,767,735	$212,170	$9,547,882	$-

Beginning units	74,281	2,329,080	2,393	421,161	46,176
Units issued	1,831	623,778	-	331,729	145
Units redeemed	(9,618)	(469,652)	(21)	(113,848)	(46,321)
Ending units	66,494	2,483,206	2,372	639,042	-

For the Year Ended December 31, 2020
From operations:
Dividends	$36,954	$605,765	$1,965	$43,844	$-
Mortality and expense risk and administrative charges	(28,775)	(463,991)	(2,514)	(53,016)	(28,619)
Net investment income (loss)	8,179	141,774	(549)	(9,172)	(28,619)
Net realized gain (loss)	11,974	516,983	583	11,563	125,943
Capital gain distribution from mutual funds	2,160	40,021	2,345	60,758	129,489
Change in unrealized appreciation (depreciation) of investments	79,233	958,273	26,211	613,749	746,774
Increase (decrease) in net assets from operations	101,546	1,657,051	28,590	676,898	973,587

From contract transactions:
Payments received from contract owners	37,109	1,860,365	-	887,237	3,840
Payments for contract benefits or terminations	(244,538)	(3,635,930)	(1,450)	(98,755)	(77,321)
Transfers between sub-accounts (including fixed account), net	(96,471)	3,922,804	1	1,748,216	(64,165)
Contract maintenance charges	(488)	(354,801)	(71)	(61,580)	(531)
Adjustments to net assets allocated to contracts in payout period	1,019	16	-	-	983
Increase (decrease) in net assets from contract transactions	(303,369)	1,792,454	(1,520)	2,475,118	(137,194)

Increase (decrease) in net assets	(201,823)	3,449,505	27,070	3,152,016	836,393
Net assets at beginning of period	2,021,013	32,411,328	174,579	2,780,992	1,673,845
Net assets at end of period	$1,819,190	$35,860,833	$201,649	$5,933,008	$2,510,238

Beginning units	87,679	2,187,927	2,414	229,612	49,418
Units issued	5,293	786,089	-	227,913	1,152
Units redeemed	(18,691)	(644,936)	(21)	(36,364)	(4,394)
Ending units	74,281	2,329,080	2,393	421,161	46,176

The accompanying Notes to Financial Statements are an integral part of this statement.

41

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA WellsCap Aggressive Growth Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$1,755	$9,718	$916	$2,263
Mortality and expense risk and administrative charges	(74,934)	(1,737)	(10,323)	(3,855)	(3,231)
Net investment income (loss)	(74,934)	18	(605)	(2,939)	(968)
Net realized gain (loss)	733,898	10,148	66,010	13,437	16,649
Capital gain distribution from mutual funds	1,398,991	563	26,631	22,618	12,818
Change in unrealized appreciation (depreciation) of investments	(1,683,963)	2,963	103,072	37,492	5,658
Increase (decrease) in net assets from operations	373,992	13,692	195,108	70,608	34,157

From contract transactions:
Payments received from contract owners	1,811,960	-	-	-	-
Payments for contract benefits or terminations	(163,880)	(34,830)	(358,329)	(615)	(78,534)
Transfers between sub-accounts (including fixed account), net	(6,767,057)	(17,289)	(77,084)	(14,639)	(15,295)
Contract maintenance charges	(41,480)	(20)	(35)	(29)	(18)
Increase (decrease) in net assets from contract transactions	(5,160,457)	(52,139)	(435,448)	(15,283)	(93,847)

Increase (decrease) in net assets	(4,786,465)	(38,447)	(240,340)	55,325	(59,690)
Net assets at beginning of period	4,786,465	183,135	925,070	278,904	307,462
Net assets at end of period	$-	$144,688	$684,730	$334,229	$247,772

Beginning units	129,455	14,656	55,008	9,402	17,951
Units issued	78,434	190	329	129	487
Units redeemed	(207,889)	(4,289)	(21,932)	(528)	(5,433)
Ending units	-	10,557	33,405	9,003	13,005

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$4,152	$11,611	$1,831	$4,240
Mortality and expense risk and administrative charges	(54,093)	(1,839)	(9,289)	(2,998)	(3,236)
Net investment income (loss)	(54,093)	2,313	2,322	(1,167)	1,004
Net realized gain (loss)	442,548	101	(1,504)	18,051	440
Capital gain distribution from mutual funds	275,035	2,840	64,772	5,758	34,084
Change in unrealized appreciation (depreciation) of investments	1,257,952	6,059	44,726	71,720	14,559
Increase (decrease) in net assets from operations	1,921,442	11,313	110,316	94,362	50,087

From contract transactions:
Payments received from contract owners	787,219	-	-	-	-
Payments for contract benefits or terminations	(194,998)	(954)	(53,666)	(6,626)	(28,143)
Transfers between sub-accounts (including fixed account), net	(570,181)	4,294	(6,426)	(31,052)	(5,484)
Contract maintenance charges	(25,589)	(28)	(59)	(39)	(27)
Increase (decrease) in net assets from contract transactions	(3,549)	3,312	(60,151)	(37,717)	(33,654)

Increase (decrease) in net assets	1,917,893	14,625	50,165	56,645	16,433
Net assets at beginning of period	2,868,572	168,510	874,905	222,259	291,029
Net assets at end of period	$4,786,465	$183,135	$925,070	$278,904	$307,462

Beginning units	122,386	14,311	58,317	10,895	20,182
Units issued	45,122	522	3,386	4	952
Units redeemed	(38,053)	(177)	(6,695)	(1,497)	(3,183)
Ending units	129,455	14,656	55,008	9,402	17,951

The accompanying Notes to Financial Statements are an integral part of this statement.

42

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

VALIC Company I Stock Index Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$22,941
Mortality and expense risk and administrative charges	(17,319)
Net investment income (loss)	5,622
Net realized gain (loss)	95,002
Capital gain distribution from mutual funds	71,400
Change in unrealized appreciation (depreciation) of investments	181,288
Increase (decrease) in net assets from operations	353,312

From contract transactions:
Payments for contract benefits or terminations	(231,509)
Transfers between sub-accounts (including fixed account), net	(57,131)
Contract maintenance charges	(55)
Increase (decrease) in net assets from contract transactions	(288,695)

Increase (decrease) in net assets	64,617
Net assets at beginning of period	1,535,200
Net assets at end of period	$1,599,817

Beginning units	78,675
Units issued	37
Units redeemed	(13,997)
Ending units	64,715

For the Year Ended December 31, 2020
From operations:
Dividends	$25,950
Mortality and expense risk and administrative charges	(15,868)
Net investment income (loss)	10,082
Net realized gain (loss)	19,952
Capital gain distribution from mutual funds	82,988
Change in unrealized appreciation (depreciation) of investments	113,017
Increase (decrease) in net assets from operations	226,039

From contract transactions:
Payments for contract benefits or terminations	(73,382)
Transfers between sub-accounts (including fixed account), net	(17,540)
Contract maintenance charges	(88)
Increase (decrease) in net assets from contract transactions	(91,010)

Increase (decrease) in net assets	135,029
Net assets at beginning of period	1,400,171
Net assets at end of period	$1,535,200

Beginning units	83,882
Units issued	1,367
Units redeemed	(6,574)
Ending units	78,675

The accompanying Notes to Financial Statements are an integral part of this statement.

43

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.	Organization

FS Variable Separate Account (“the Separate Account”) is a segregated investment account established by The United States Life Insurance Company in the City of New York (“USL”) to receive and invest premium payments from variable annuity contracts issued by USL. USL is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”).

The Separate Account includes the following variable annuity products:

FSA Advisor	Polaris II A-Class Platinum Series
ICAP II	Polaris Platinum III
Polaris	Polaris Platinum O-Series
Polaris Advantage	Polaris Preferred Solution
Polaris Advantage II	Polaris Retirement Protector
Polaris Choice	Polaris Select Investor
Polaris Choice III	WM Diversified Strategies III
Polaris Choice IV	Vista Capital Advantage
Polaris II

The Separate Account contracts are sold through USL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of USL. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2021 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Capital World Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4(h)
American Funds IS Global Growth Fund Class 4	American Funds IS The Bond Fund of America Class 4(c)
American Funds IS Global Small Capitalization Fund Class 4

Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 1(p)	AST SA PGI Asset Allocation Portfolio Class 1(n)
AST SA BlackRock Multi-Asset Income Portfolio Class 3(p)	AST SA PGI Asset Allocation Portfolio Class 3(n)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Emerging Markets Bond Fund Class 2(h)	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2

44

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Delaware Ivy Variable Insurance Portfolios (Delaware Ivy VIP)
Delaware Ivy VIP Asset Strategy Class II(h)(d)

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2(h)	FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares(g)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares(t)

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Value Fund Series II	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC(h)
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 2
PVC Government & High Quality Bond Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account Class 2
PVC Real Estate Securities Account Class 2

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3(h)
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3(h)
SST SA Columbia Focused Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3(h)
SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SST SA Multi-Managed Large Cap Growth Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1

45

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3(q)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 1(l)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 3(l)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1(e)	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3(e)	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3(j)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1(f)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3(f)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Franklin Tactical Opportunities Portfolio Class 3(b)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1(l)(o)
SAST SA International Index Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3(l)(o)
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 1(r)
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3(r)
SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1(s)
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3(s)
SAST SA Invesco VCP Equity-Income Portfolio Class 3(k)	SAST SA WellsCap Aggressive Growth Portfolio Class 1(m)
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 3(m)
SAST SA Janus Focused Growth Portfolio Class 3

VALIC Company I(i)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(h)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)

These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of USL, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)	Formerly SAST SA Legg Mason Tactical Opportunities Portfolio.

(c)	Formerly American Funds IS Bond Fund.

(d)	Formerly Ivy VIP Asset Strategy.

(e)	Formerly SAST SA Legg Mason BW Large Cap Value Portfolio.

(f)	Formerly SAST SA Dogs of Wall Street Portfolio.

(g)	For the period January 31, 2020 (commencement of operations) to December 31, 2020 and January 1,2021 to December 31, 2021.

(h)	Fund had no activity during the current year.

46

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(i)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of USL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of USL, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I, and is the investment advisor to the mutual funds in the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust.

(j)	Formerly SAST SA Templeton Foreign Value Portfolio.

(k)

The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.

(l)

The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(m)

The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

(n)

The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

(o)

The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(p)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).

(q)	For the period October 13, 2020 (commencement of operations) to December 31, 2020 and January 1, 2021 to December 31, 2021.

(r)

The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(s)

The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(t)	Formerly Goldman Sachs VIT Global Trends Allocation Fund Service Shares.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of USL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of USL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business USL may conduct. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

During 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to USL’s business. Market volatility in the financial markets resulting from the COVID-19 pandemic could adversely impact net assets for each sub-account. Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and

47

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments except for ICAP contracts which have an assumed interest rate of 5.00 percent.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, USL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of USL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, USL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. USL will periodically review changes in the tax law. USL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2021 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for

48

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2021, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to USL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to USL. The mortality risk charge represents compensation to USL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to USL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
FSA Advisor	1.52%
ICAP II Variable Annuity	1.40%
Polaris	1.52%
Polaris Advantage	1.65% or 1.90%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Choice	1.52% or 1.72%
Polaris Choice III	1.52% or 1.77%
Polaris Choice IV	1.65% or 1.90%
Polaris II	1.52%
Polaris II A-Class Platinum Series	0.85%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Platinum O-Series	0.95% or 1.20%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55%, or 1.80%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies III	1.55% or 1.70%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by USL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by USL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to USL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

49

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 5 percent is assessed on amount withdrawn in excess of free withdrawals for the ICAP II variable annuity and the maximum withdrawal charge of 6% is assessed on amounts withdrawn in excess of free withdrawal amounts for the Vista Capital Advantage variable annuity. For all other products, the maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor variable annuity.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Depending on the contract provisions, a transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to USL by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class Platinum Series and Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, USL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

USL currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: There may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice, Polaris Choice III, Polaris II, Polaris Preferred Solution, and WM Diversified Strategies III contracts.

50

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice
Polaris Choice III
Polaris II
Polaris II A-Class Platinum Series
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Two	Polaris Choice	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
Income Rewards	Polaris Choice	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III

51

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
MarketLock for Life	FSA Polaris Advantage	0.70% for one covered person
	FSA Polaris Choice III	0.95% for two covered person
FSA Polaris Choice IV
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock for Life Plus	FSA Polaris Advantage	0.65% to 0.95% for one covered person
	FSA Polaris Choice III	0.90% to 1.25% for two covered person
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Choice III	1.10% to 1.35% for two covered person
Polaris II
Polaris II A-Class Platinum Series
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Builder Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, Polaris Income Builder Daily Flex and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Platinum O-Series
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons

52

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons
Polaris Income Plus Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Plus Daily Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Max	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

5.	Purchases and Sales of Investments

For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$1,582,504	$463,285
American Funds IS Asset Allocation Fund Class 4	1,622,676	58,108
American Funds IS Capital Income Builder Class 4	3,350	52,630
American Funds IS Capital World Bond Fund Class 4	11,715	578
American Funds IS Global Growth Fund Class 2	453,113	1,313,569
American Funds IS Global Growth Fund Class 4	22,682	6,529
American Funds IS Global Small Capitalization Fund Class 4	76,249	683
American Funds IS Growth Fund Class 2	1,162,720	1,306,409
American Funds IS Growth Fund Class 4	31,200	4,720
American Funds IS Growth-Income Fund Class 2	171,588	1,483,036
American Funds IS Growth-Income Fund Class 4	12,289	9,144
American Funds IS The Bond Fund of America Class 4	151,660	5,339
AST SA PGI Asset Allocation Portfolio Class 1	360,979	2,910,008
AST SA PGI Asset Allocation Portfolio Class 3	848,756	4,691,087
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	7,383	18,937
BlackRock Global Allocation V.I. Fund Class III	19,548	34,281
Columbia VP Income Opportunities Fund Class 1	18,419	3,880
Columbia VP Large Cap Growth Fund Class 1	8,847	101,507
Columbia VP Limited Duration Credit Fund Class 2	3,317	347
FTVIP Franklin Allocation VIP Fund Class 2	557,164	514,096
FTVIP Franklin Income VIP Fund Class 2	2,340,318	2,468,525
FTVIP Franklin Rising Dividends VIP Fund Class 2	646	1,665
FTVIP Franklin Strategic Income VIP Fund Class 2	802	75,659
FTVIP Templeton Global Bond VIP Fund Class 2	-	96
Goldman Sachs VIT Government Money Market Fund Institutional Shares	4	1,082
Goldman Sachs VIT Government Money Market Fund Service Shares	13,778,488	21,150,609
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	1,269	20,887
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	5,704	495
Invesco V.I. American Franchise Fund Series II	4,293,843	332,993
Invesco V.I. American Value Fund Series II	63,474	4,289
Invesco V.I. Balanced-Risk Allocation Fund Series II	296	33,482
Invesco V.I. Comstock Fund Series II	3,173,188	3,669,377
Invesco V.I. Equity and Income Fund Series II	128,641	5,047
Invesco V.I. Growth and Income Fund Series II	1,853,089	4,868,960
Lord Abbett Bond Debenture Portfolio Class VC	60,522	3,265
Lord Abbett Developing Growth Portfolio Class VC	61,065	3,548
Lord Abbett Fundamental Equity Portfolio Class VC	3,126	654

53

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Lord Abbett Growth and Income Portfolio Class VC	$1,856,192	$1,949,608
Lord Abbett Mid Cap Stock Portfolio Class VC	13,348	7,613
Lord Abbett Short Duration Income Portfolio Class VC	19,090	52,844
Morgan Stanley VIF Global Infrastructure Portfolio Class II	4,691	11,616
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	1,654	11,780
PIMCO All Asset Portfolio Advisor Class	1,729	222
PIMCO Dynamic Bond Portfolio Advisor Class	1,420	7,835
PIMCO Emerging Markets Bond Portfolio Advisor Class	225,490	27,320
PIMCO Total Return Portfolio Advisor Class	12,702,845	482,971
PVC Core Plus Bond Account Class 1	1,099	3,207
PVC Diversified International Account Class 1	8,905	550
PVC Equity Income Account Class 2	11,971	25,682
PVC Government & High Quality Bond Account Class 1	14	235
PVC Large Cap Growth Account I Class 1	618	869
PVC MidCap Account Class 2	63,186	266,174
PVC Principal Capital Appreciation Account Class 2	9,687	18,207
PVC SAM Balanced Portfolio Class 2	179,228	1,468,195
PVC SAM Conservative Balanced Portfolio Class 2	931	782
PVC SAM Conservative Growth Portfolio Class 2	20,384	20,204
PVC SAM Flexible Income Portfolio Class 2	10,838	16,459
PVC SAM Strategic Growth Portfolio Class 2	12,851	8,738
PVC Short-Term Income Account Class 1	2,144	750
PVC SmallCap Account Class 2	312	285
SST SA Allocation Balanced Portfolio Class 3	3,158,647	2,292,318
SST SA Allocation Growth Portfolio Class 3	7,152,598	1,691,354
SST SA Allocation Moderate Growth Portfolio Class 3	6,955,085	3,473,988
SST SA Allocation Moderate Portfolio Class 3	4,223,948	1,962,538
SST SA Columbia Focused Value Portfolio Class 3	891	69
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	32,213	36,391
SST SA Multi-Managed International Equity Portfolio Class 3	4,074	505
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	30,675	3,869
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	3,693	95
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	502	60
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,719,220	805,616
SST SA Wellington Real Return Portfolio Class 3	7,552,463	3,885,263
SAST SA AB Growth Portfolio Class 1	1,956,315	2,872,688
SAST SA AB Growth Portfolio Class 3	9,982,020	6,164,380
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,672,974	5,903,263
SAST SA American Funds Asset Allocation Portfolio Class 3	27,020,198	6,218,356
SAST SA American Funds Global Growth Portfolio Class 3	5,457,600	3,446,016
SAST SA American Funds Growth Portfolio Class 3	16,137,619	4,971,865
SAST SA American Funds Growth-Income Portfolio Class 3	7,671,529	4,073,472
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	31,826,241	27,848,773
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,739,660	328,275
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	19,469,159	7,368,391
SAST SA Columbia Technology Portfolio Class 1	363,174	954,844
SAST SA Columbia Technology Portfolio Class 3	10,601,170	16,639,300
SAST SA DFA Ultra Short Bond Portfolio Class 1	13,210	239,437
SAST SA DFA Ultra Short Bond Portfolio Class 3	7,727,153	5,738,329
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,026,020	50,694
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	88,914	427,239
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	18,333,015	6,677,928
SAST SA Fidelity Institutional AM® International Growth Class 3	1,664,510	187,945
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	130,014	91,019
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	895,943	2,835,581
SAST SA Fixed Income Index Portfolio Class 3	4,642,642	2,927,413
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,959,637	324,189

54

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	$442,077	$1,982,881
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,623,211	4,320,796
SAST SA Franklin Small Company Value Portfolio Class 3	3,216,007	2,670,497
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	112,720	153,169
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,670,426	2,542,733
SAST SA Franklin Tactical Opportunities Portfolio Class 3	2,229,980	420,598
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	331,625	82,504
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,055,936	813,996
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,119,205	462,527
SAST SA Global Index Allocation 90/10 Portfolio Class 3	9,366,899	1,223,867
SAST SA Goldman Sachs Global Bond Portfolio Class 1	38,508	130,085
SAST SA Goldman Sachs Global Bond Portfolio Class 3	7,310,597	3,313,095
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,768,854	626,981
SAST SA Index Allocation 60/40 Portfolio Class 3	5,756,775	1,829,577
SAST SA Index Allocation 80/20 Portfolio Class 3	9,198,096	3,728,364
SAST SA Index Allocation 90/10 Portfolio Class 3	26,920,613	5,304,369
SAST SA International Index Portfolio Class 3	889,289	60,411
SAST SA Invesco Growth Opportunities Portfolio Class 1	81,491	67,097
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,448,727	1,324,677
SAST SA Invesco Main Street Large Cap Portfolio Class 1	80,465	274,273
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,192,083	1,013,109
SAST SA Invesco VCP Equity-Income Portfolio Class 3	27,926,007	181,793,207
SAST SA Janus Focused Growth Portfolio Class 1	131,916	36,781
SAST SA Janus Focused Growth Portfolio Class 3	3,824,621	2,590,509
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,767,814	332,905
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,834,776	1,962,977
SAST SA JPMorgan Emerging Markets Portfolio Class 1	65,190	182,590
SAST SA JPMorgan Emerging Markets Portfolio Class 3	2,547,026	1,113,458
SAST SA JPMorgan Equity-Income Portfolio Class 1	356,746	722,106
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,732,120	2,697,534
SAST SA JPMorgan Global Equities Portfolio Class 1	86,011	265,859
SAST SA JPMorgan Global Equities Portfolio Class 3	876,053	426,435
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	60,989	197,104
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	15,427,278	8,397,152
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	2,774,853	522,059
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	17,011,505	1,858,396
SAST SA Large Cap Growth Index Portfolio Class 3	1,752,302	341,106
SAST SA Large Cap Index Portfolio Class 3	4,333,553	535,587
SAST SA Large Cap Value Index Portfolio Class 3	2,087,955	313,167
SAST SA MFS Blue Chip Growth Portfolio Class 1	86,306	107,053
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,693,526	1,868,657
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	332,636	425,960
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,594,102	3,562,313
SAST SA MFS Total Return Portfolio Class 1	241,810	341,612
SAST SA MFS Total Return Portfolio Class 3	3,027,691	1,668,878
SAST SA Mid Cap Index Portfolio Class 3	2,325,508	263,208
SAST SA Morgan Stanley International Equities Portfolio Class 1	53,154	157,380
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,187,411	954,288
SAST SA PIMCO RAE International Value Portfolio Class 3	2,173,181	3,128,302
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	26,657,043	19,359,531
SAST SA PineBridge High-Yield Bond Portfolio Class 1	187,267	209,297
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,693,905	953,287
SAST SA Putnam International Growth and Income Portfolio Class 1	73,307	193,847
SAST SA Putnam International Growth and Income Portfolio Class 3	648,643	830,612
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,558,967	8,271,741

55

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Small Cap Index Portfolio Class 3	$2,682,026	$182,134
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,055,358	1,947,371
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	17,048,594	14,082,738
SAST SA VCP Dynamic Allocation Portfolio Class 3	107,695,971	130,563,970
SAST SA VCP Dynamic Strategy Portfolio Class 3	220,317,056	104,093,858
SAST SA VCP Index Allocation Portfolio Class 3	13,739,121	4,199,097
SAST SA Wellington Capital Appreciation Portfolio Class 1	4,204,418	1,579,086
SAST SA Wellington Capital Appreciation Portfolio Class 3	48,401,488	6,825,537
SAST SA Wellington Government and Quality Bond Portfolio Class 1	88,860	242,886
SAST SA Wellington Government and Quality Bond Portfolio Class 3	9,174,511	6,467,369
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	8,170	4,798
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	4,877,829	1,474,310
SAST SA WellsCap Aggressive Growth Portfolio Class 1	401,762	2,656,915
SAST SA WellsCap Aggressive Growth Portfolio Class 3	3,995,822	7,832,221
VALIC Company I International Equities Index Fund	4,721	56,279
VALIC Company I Mid Cap Index Fund	42,520	451,944
VALIC Company I Nasdaq-100 Index Fund	27,550	23,155
VALIC Company I Small Cap Index Fund	24,792	106,789
VALIC Company I Stock Index Fund	94,341	306,014

56

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2021, follows:

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	68,413	42.69	45.22	3,090,985	1.75	0.85	1.20	13.73	14.13
American Funds IS Asset Allocation Fund Class 4	125,706	17.19	17.48	2,187,950	1.81	0.95	1.20	13.47	13.76
American Funds IS Capital Income Builder Class 4	10,149	13.20	13.74	134,988	2.10	1.10	1.40	13.09	13.43
American Funds IS Capital World Bond Fund Class 4	3,812		10.64	40,563	1.56		1.20		-6.31
American Funds IS Global Growth Fund Class 2	75,102	73.11	86.42	5,936,100	0.34	0.85	1.72	14.44	15.44
American Funds IS Global Growth Fund Class 4	20,739	21.74	22.10	451,093	0.22	0.95	1.20	14.75	15.04
American Funds IS Global Small Capitalization Fund Class 4	4,586		17.69	81,115	0.00		1.20		5.16
American Funds IS Growth Fund Class 2	83,753	93.23	110.20	8,264,229	0.22	0.85	1.72	19.91	20.96
American Funds IS Growth Fund Class 4	8,480	30.69	31.19	260,281	0.06	0.95	1.20	20.23	20.53
American Funds IS Growth-Income Fund Class 2	125,504	54.94	64.98	7,378,915	1.12	0.85	1.72	21.98	23.05
American Funds IS Growth-Income Fund Class 4	32,463	20.95	21.30	686,010	0.97	0.95	1.20	22.32	22.63
American Funds IS The Bond Fund of America Class 4	32,194		11.41	367,399	1.41		1.20		-1.77
AST SA PGI Asset Allocation Portfolio Class 1	-		60.66	-	2.88		1.52		13.90
AST SA PGI Asset Allocation Portfolio Class 3	-	23.09	35.16	-	2.65	0.85	1.90	13.26	14.26
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	5,291	15.29	16.02	83,720	1.62	1.10	1.40	10.15	10.48
BlackRock Global Allocation V.I. Fund Class III	6,100	14.36	15.00	88,880	0.70	1.10	1.40	4.94	5.25
Columbia VP Income Opportunities Fund Class 1	3,907	29.01	30.54	116,284	9.21	1.52	1.77	2.66	2.92
Columbia VP Large Cap Growth Fund Class 1	17,054	27.73	28.12	478,547	0.00	1.52	1.77	26.47	26.79
Columbia VP Limited Duration Credit Fund Class 2	2,123		10.74	22,793	1.39		1.10		-1.93
FTVIP Franklin Allocation VIP Fund Class 2	243,913	17.17	19.88	4,456,001	1.71	0.85	1.90	9.58	10.74
FTVIP Franklin Income VIP Fund Class 2	890,564	17.42	20.20	16,656,458	4.66	0.85	1.90	14.56	15.77
FTVIP Franklin Rising Dividends VIP Fund Class 2	743	22.19	22.57	16,574	0.87	0.95	1.20	25.28	25.59
FTVIP Franklin Strategic Income VIP Fund Class 2	1,145	10.67	11.04	12,306	0.80	1.10	1.40	0.69	0.99
FTVIP Templeton Global Bond VIP Fund Class 2	148		8.58	1,268	0.00		1.20		-6.13
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,644		9.76	74,636	0.01		1.40		-1.38
Goldman Sachs VIT Government Money Market Fund Service Shares	1,886,481	9.36	9.79	18,238,728	0.01	1.10	1.90	-1.88	-1.09
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	3,647		9.85	35,922	1.04		1.40		3.20
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		13.57	47,538	0.00		1.10		14.90
Invesco V.I. American Franchise Fund Series II	140,886	42.95	47.00	6,480,915	0.00	0.85	1.90	9.55	10.70
Invesco V.I. American Value Fund Series II	4,411		14.19	62,580	0.23		1.20		26.10
Invesco V.I. Balanced-Risk Allocation Fund Series II	339		14.20	4,809	0.68		1.10		8.07
Invesco V.I. Comstock Fund Series II	589,410	24.38	38.41	16,684,587	1.70	0.85	1.90	30.54	31.92
Invesco V.I. Equity and Income Fund Series II	10,240		15.75	161,285	2.73		1.20		16.94
Invesco V.I. Growth and Income Fund Series II	775,982	23.52	41.53	23,084,760	1.37	0.85	2.15	25.46	27.10
Lord Abbett Bond Debenture Portfolio Class VC	17,097	12.91	13.13	220,791	3.45	0.95	1.20	2.05	2.30
Lord Abbett Developing Growth Portfolio Class VC	10,247	23.57	23.97	241,624	0.00	0.95	1.20	-3.91	-3.67
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.43	65,080	0.87		1.10		25.92
Lord Abbett Growth and Income Portfolio Class VC	368,455	21.60	33.96	9,559,964	1.07	0.85	1.90	26.59	27.93
Lord Abbett Mid Cap Stock Portfolio Class VC	3,802	32.89	34.86	131,490	0.61	0.85	1.20	27.16	27.61
Lord Abbett Short Duration Income Portfolio Class VC	31,597	10.33	10.80	336,160	2.07	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,600	12.53	13.81	72,902	2.21	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,136		12.51	26,711	0.25		1.40		16.30
PIMCO All Asset Portfolio Advisor Class	1,197		13.79	16,496	11.19		1.40		14.43
PIMCO Dynamic Bond Portfolio Advisor Class	1,464		10.93	16,000	1.66		1.40		-0.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	39,908	10.30	12.17	417,151	4.45	1.10	1.55	-4.16	-3.72
PIMCO Total Return Portfolio Advisor Class	1,672,554	10.20	10.51	17,407,302	1.71	0.95	1.80	-3.12	-2.30
PVC Core Plus Bond Account Class 1	1,895		10.84	20,548	2.53		1.70		-2.13
PVC Diversified International Account Class 1	2,444	10.30	10.65	25,578	1.06	1.55	1.70	7.90	8.06
PVC Equity Income Account Class 2	11,050	27.18	28.02	307,194	1.90	1.55	1.70	20.09	20.27
PVC Government & High Quality Bond Account Class 1	46		8.04	366	2.87		1.70		-2.99
PVC Large Cap Growth Account I Class 1	277		18.37	5,095	0.00		1.55		20.02
PVC MidCap Account Class 2	23,249	44.56	45.77	1,039,619	0.00	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	5,085	43.92	45.26	226,069	0.73	1.55	1.70	25.35	25.54
PVC SAM Balanced Portfolio Class 2	231,469	20.69	21.78	4,892,384	1.25	1.52	1.77	11.40	11.68
PVC SAM Conservative Balanced Portfolio Class 2	2,373		13.34	31,651	1.70		1.70		7.63
PVC SAM Conservative Growth Portfolio Class 2	28,037	24.04	25.15	701,921	1.05	1.55	1.77	15.38	15.64
PVC SAM Flexible Income Portfolio Class 2	6,631	13.90	14.32	92,675	2.31	1.55	1.70	4.82	4.97
PVC SAM Strategic Growth Portfolio Class 2	15,456	28.38	29.24	450,723	0.81	1.55	1.70	17.52	17.70
PVC Short-Term Income Account Class 1	3,800	7.35	7.57	28,700	1.54	1.55	1.70	-2.39	-2.24
PVC SmallCap Account Class 2	477		20.73	9,892	0.14		1.55		18.02
SST SA Allocation Balanced Portfolio Class 3	872,369	13.19	18.43	17,173,478	0.94	0.95	1.90	5.29	6.30
SST SA Allocation Growth Portfolio Class 3	833,461	15.11	23.07	21,019,023	1.78	0.95	1.95	13.46	14.60
SST SA Allocation Moderate Growth Portfolio Class 3	1,048,936	14.38	20.98	23,642,217	1.83	0.95	1.90	10.35	11.40
SST SA Allocation Moderate Portfolio Class 3	839,345	13.91	20.12	18,087,181	1.96	0.95	1.90	8.35	9.38

57

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Columbia Focused Value Portfolio Class 3	332		19.93	6,621	3.80		1.10		23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,062	11.04	11.37	158,182	3.33	1.10	1.40	-3.06	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	3,025	13.93	14.02	42,292	2.55	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,713	27.34	29.30	77,385	0.00	1.10	1.40	14.59	14.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.22	8,832	0.00		1.10		7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.61	5,933	1.56		1.10		25.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	485,603	16.75	17.11	8,245,277	2.25	1.15	1.55	16.38	16.85
SST SA Wellington Real Return Portfolio Class 3	1,939,086	11.93	13.73	24,601,556	2.43	0.85	1.90	2.28	3.36
SAST SA AB Growth Portfolio Class 1	185,707	20.20	181.34	26,146,368	0.00	1.40	1.52	26.86	27.01
SAST SA AB Growth Portfolio Class 3	469,511	47.66	53.04	38,057,261	0.00	0.85	1.90	26.05	27.38
SAST SA AB Small & Mid Cap Value Portfolio Class 3	672,177	29.21	33.11	24,680,495	0.47	0.85	2.15	33.18	34.92
SAST SA American Funds Asset Allocation Portfolio Class 3	5,133,811	19.98	23.34	130,501,775	1.11	1.00	1.90	12.64	13.66
SAST SA American Funds Global Growth Portfolio Class 3	651,980	27.58	34.24	23,724,059	0.06	1.10	1.90	13.93	14.84
SAST SA American Funds Growth Portfolio Class 3	848,099	39.87	46.03	41,818,824	0.03	1.10	1.90	19.40	20.36
SAST SA American Funds Growth-Income Portfolio Class 3	788,901	27.32	30.29	25,432,024	1.05	1.10	1.95	21.30	22.33
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,177,018	14.55	17.39	227,734,321	1.22	1.00	2.15	12.29	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	331,206	11.87	11.96	3,943,834	2.10	0.95	1.55	11.58	12.25
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,553,109	12.85	13.64	88,270,352	0.86	1.15	2.15	5.32	6.38
SAST SA Columbia Technology Portfolio Class 1	-		15.71	-	0.00		1.52		29.28
SAST SA Columbia Technology Portfolio Class 3	-	16.34	63.72	-	0.00	0.85	1.90	28.68	29.82
SAST SA DFA Ultra Short Bond Portfolio Class 1	72,732	11.58	11.83	842,155	0.05	1.40	1.52	-2.02	-1.90
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,051,558	7.94	10.60	18,086,738	0.00	0.85	1.90	-2.65	-1.62
SAST SA Emerging Markets Equity Index Portfolio Class 3	117,856	10.83	10.99	1,287,636	1.38	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	44,390		36.04	1,599,626	2.76		1.52		-0.91
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,928,721	18.24	31.52	63,186,471	3.04	0.85	2.15	-1.80	-0.51
SAST SA Fidelity Institutional AM® International Growth Class 3	123,772	14.68	14.98	1,829,480	0.00	0.80	1.55	10.22	11.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,674		57.39	1,071,774	1.53		1.52		37.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	387,052	18.41	74.03	10,689,821	1.29	0.85	1.90	36.29	37.73
SAST SA Fixed Income Index Portfolio Class 3	702,251	10.64	11.33	7,628,952	1.99	0.95	1.80	-3.96	-3.14
SAST SA Fixed Income Intermediate Index Portfolio Class 3	476,389	10.19	10.48	4,951,690	1.07	1.15	1.80	-3.54	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	150,434	96.54	98.65	14,544,535	1.85	1.40	1.52	27.91	28.06
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	571,457	24.52	41.10	22,246,264	1.68	0.85	1.90	27.09	28.43
SAST SA Franklin Small Company Value Portfolio Class 3	478,849	24.07	26.68	12,230,172	0.97	0.85	2.15	22.34	23.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,080		48.39	1,068,469	2.27		1.52		22.23
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	382,344	37.25	60.99	15,230,941	2.35	0.85	1.90	21.43	22.71
SAST SA Franklin Tactical Opportunities Portfolio Class 3	356,288	13.35	13.44	4,794,325	1.05	0.95	1.55	13.06	13.74
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	34,930	14.43	14.56	506,791	0.00	1.15	1.55	23.49	23.98
SAST SA Global Index Allocation 60/40 Portfolio Class 3	801,141	12.81	13.10	10,364,435	1.45	0.95	1.55	7.93	8.58
SAST SA Global Index Allocation 75/25 Portfolio Class 3	564,025	13.24	13.51	7,546,631	1.45	1.00	1.55	10.69	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,834,393	13.58	13.89	25,172,377	1.04	0.95	1.55	13.70	14.38
SAST SA Goldman Sachs Global Bond Portfolio Class 1	27,493		23.11	635,449	2.38		1.52		-8.71
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,886,352	11.52	18.31	25,127,576	2.40	0.85	2.15	-9.49	-8.31
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	428,586	13.40	13.63	5,790,205	0.26	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	1,926,448	14.23	14.93	29,284,999	0.08	0.95	1.70	11.15	11.98
SAST SA Index Allocation 80/20 Portfolio Class 3	4,066,731	16.52	16.97	68,014,395	1.09	1.00	1.55	16.41	17.05
SAST SA Index Allocation 90/10 Portfolio Class 3	6,367,813	15.51	17.07	110,912,966	1.12	0.95	1.70	18.58	19.47
SAST SA International Index Portfolio Class 3	116,270	11.94	12.14	1,400,713	1.80	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	15,768		22.47	354,382	0.00		1.52		5.71
SAST SA Invesco Growth Opportunities Portfolio Class 3	315,571	23.90	39.23	10,607,972	0.00	0.85	1.90	5.09	6.20
SAST SA Invesco Main Street Large Cap Portfolio Class 1	26,723		63.35	1,692,822	0.63		1.52		25.85
SAST SA Invesco Main Street Large Cap Portfolio Class 3	217,284	29.45	43.32	7,608,662	0.51	0.85	2.15	24.77	26.40
SAST SA Invesco VCP Equity-Income Portfolio Class 3	-	13.24	14.57	-	1.21	0.95	2.15	5.77	6.19
SAST SA Janus Focused Growth Portfolio Class 1	26,726		51.23	1,369,132	0.00		1.40		21.60
SAST SA Janus Focused Growth Portfolio Class 3	239,123	40.53	45.40	10,783,445	0.00	0.85	2.15	20.37	21.94
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	128,178		37.57	4,815,494	0.86		1.52		10.13
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,022,473	22.12	23.77	25,151,469	0.60	0.85	1.90	9.44	10.60
SAST SA JPMorgan Emerging Markets Portfolio Class 1	51,455		24.37	1,253,995	1.76		1.52		-0.33
SAST SA JPMorgan Emerging Markets Portfolio Class 3	508,785	13.63	32.34	8,676,318	1.70	0.85	1.90	-1.01	0.04
SAST SA JPMorgan Equity-Income Portfolio Class 1	75,243		89.32	6,720,937	1.85		1.52		23.92
SAST SA JPMorgan Equity-Income Portfolio Class 3	590,658	27.44	31.09	18,343,013	1.91	0.85	1.90	23.13	24.42
SAST SA JPMorgan Global Equities Portfolio Class 1	28,336		46.28	1,311,341	1.66		1.52		21.46
SAST SA JPMorgan Global Equities Portfolio Class 3	126,304	19.41	22.03	3,087,444	1.68	0.95	1.90	20.68	21.83
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,261		32.44	884,459	2.32		1.52		-2.41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,775,350	14.05	23.82	62,549,578	2.39	0.85	2.15	-3.25	-1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	95,667		51.90	4,965,232	0.00		1.52		9.16
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	512,817	45.04	46.45	25,890,626	0.00	0.85	2.15	8.19	9.61
SAST SA Large Cap Growth Index Portfolio Class 3	142,723	20.66	20.97	2,977,406	0.64	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	389,653	18.43	18.75	7,276,498	1.59	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	251,900	14.58	14.79	3,706,143	2.85	1.15	1.55	22.16	22.65
SAST SA MFS Blue Chip Growth Portfolio Class 1	31,704		25.50	808,479	0.21		1.52		27.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	315,297	26.09	38.80	11,490,746	0.02	0.85	1.90	26.28	27.62
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	39,020		81.78	3,190,901	0.71		1.52		24.99
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	385,040	33.20	40.71	16,179,435	0.46	0.85	2.15	23.90	25.52
SAST SA MFS Total Return Portfolio Class 1	61,081	59.96	61.28	3,671,887	1.48	1.40	1.52	12.31	12.45

58

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Total Return Portfolio Class 3	603,654	20.72	36.28	15,819,871	1.34	0.85	1.90	11.60	12.78
SAST SA Mid Cap Index Portfolio Class 3	246,966	15.14	15.40	3,780,845	0.87	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 1	75,987		18.63	1,415,563	1.20		1.52		2.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	473,895	12.42	13.36	7,348,337	1.05	0.85	2.15	1.84	3.18
SAST SA PIMCO RAE International Value Portfolio Class 3	1,440,934	10.51	12.23	19,225,949	2.02	0.85	1.90	6.33	7.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,049,940	13.58	14.88	127,997,055	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	33,421		39.17	1,309,151	5.03		1.52		4.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	393,208	17.60	29.70	8,200,031	4.90	0.85	1.90	3.64	4.73
SAST SA Putnam International Growth and Income Portfolio Class 1	78,400	20.29	20.73	1,595,497	2.05	1.40	1.52	13.25	13.39
SAST SA Putnam International Growth and Income Portfolio Class 3	388,845	10.85	17.32	6,030,774	1.82	0.85	1.90	12.53	13.71
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,731,245	13.54	14.15	66,116,930	0.37	1.15	1.90	10.28	11.11
SAST SA Small Cap Index Portfolio Class 3	284,081	14.18	14.42	4,071,978	0.51	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,558,932	15.27	15.36	39,760,406	0.00	0.95	1.70	14.04	14.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,898,489	15.81	16.73	161,678,461	0.89	0.95	1.90	10.18	11.23
SAST SA VCP Dynamic Allocation Portfolio Class 3	50,841,205	17.36	19.55	949,027,439	1.56	0.95	2.15	6.99	8.28
SAST SA VCP Dynamic Strategy Portfolio Class 3	40,822,360	16.12	16.60	726,487,575	1.49	0.95	2.15	7.74	9.04
SAST SA VCP Index Allocation Portfolio Class 3	4,632,541	13.64	13.96	63,795,457	0.97	1.00	1.55	12.24	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	57,058	266.34	553.35	15,748,392	0.00	1.40	1.52	4.03	4.16
SAST SA Wellington Capital Appreciation Portfolio Class 3	831,725	58.69	91.72	65,201,228	0.00	0.85	2.15	3.13	4.48
SAST SA Wellington Government and Quality Bond Portfolio Class 1	66,494	22.89	53.89	1,579,388	1.54	1.40	1.52	-3.34	-3.23
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,483,206	12.12	19.17	36,767,735	1.37	0.85	1.90	-3.95	-2.93
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,372		89.44	212,170	0.29		1.40		6.16
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	639,042	14.76	15.24	9,547,882	0.18	0.95	1.55	5.82	6.45
SAST SA WellsCap Aggressive Growth Portfolio Class 1	-		57.46	-	0.00		1.52		5.70
SAST SA WellsCap Aggressive Growth Portfolio Class 3	-	33.68	37.68	-	0.00	0.85	1.90	5.15	6.09
VALIC Company I International Equities Index Fund	10,557	13.67	13.73	144,688	1.07	1.10	1.40	9.49	9.81
VALIC Company I Mid Cap Index Fund	33,405	18.01	20.97	684,730	1.21	1.10	1.70	22.23	22.96
VALIC Company I Nasdaq-100 Index Fund	9,003	33.22	38.60	334,229	0.30	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	13,005	17.00	20.38	247,772	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	64,715	22.37	25.07	1,599,817	1.46	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	44,978	37.54	39.62	1,779,901	1.58	0.85	1.20	11.12	11.51
American Funds IS Asset Allocation Fund Class 4	34,321	15.15	15.36	521,609	1.36	0.95	1.20	10.82	11.10
American Funds IS Capital Income Builder Class 4	14,304	11.67	12.11	169,490	2.42	1.10	1.40	2.67	2.98
American Funds IS Capital World Bond Fund Class 4	2,886		11.36	32,776	0.48		1.20		8.31
American Funds IS Global Growth Fund Class 2	89,192	63.89	74.86	6,154,200	0.33	0.85	1.72	28.24	29.36
American Funds IS Global Growth Fund Class 4	20,768	18.94	19.21	393,634	0.15	0.95	1.20	28.61	28.94
American Funds IS Global Small Capitalization Fund Class 4	487		16.82	8,193	0.04		1.20		27.85
American Funds IS Growth Fund Class 2	95,481	77.75	91.11	7,842,503	0.29	0.85	1.72	49.49	50.79
American Funds IS Growth Fund Class 4	8,542	25.52	25.88	218,052	0.23	0.95	1.20	49.91	50.28
American Funds IS Growth-Income Fund Class 2	149,495	45.04	52.81	7,216,176	1.23	0.85	1.72	11.61	12.58
American Funds IS Growth-Income Fund Class 4	32,586	17.13	17.37	562,218	1.10	0.95	1.20	11.90	12.18
American Funds IS The Bond Fund of America Class 4	20,245		11.62	235,203	0.56		1.20		8.08
AST SA BlackRock Multi-Asset Income Portfolio Class 1	-		56.72	-	0.00		1.40		-0.11
AST SA BlackRock Multi-Asset Income Portfolio Class 3	-	11.47	12.38	-	0.00	1.10	1.55	-0.13	-0.09
AST SA PGI Asset Allocation Portfolio Class 1	47,718		53.26	2,541,597	2.38		1.52		8.24
AST SA PGI Asset Allocation Portfolio Class 3	134,989	20.39	30.77	3,864,633	2.13	0.85	1.90	7.58	8.72
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,460	13.88	14.50	92,086	1.38	1.10	1.40	12.76	13.10
BlackRock Global Allocation V.I. Fund Class III	8,112	13.69	14.25	113,417	1.22	1.10	1.40	19.03	19.39
Columbia VP Income Opportunities Fund Class 1	3,702	28.26	29.67	107,142	4.52	1.52	1.77	4.04	4.30
Columbia VP Large Cap Growth Fund Class 1	20,344	21.92	22.18	450,493	0.00	1.52	1.77	32.37	32.70
Columbia VP Limited Duration Credit Fund Class 2	1,854		10.95	20,302	2.25		1.10		4.42
FTVIP Franklin Allocation VIP Fund Class 2	242,404	15.67	17.28	4,018,713	1.41	1.15	1.90	9.64	10.47
FTVIP Franklin Income VIP Fund Class 2	927,896	15.20	17.45	15,056,274	5.28	0.85	1.90	-1.20	-0.16
FTVIP Franklin Rising Dividends VIP Fund Class 2	816	17.72	17.97	14,520	1.97	0.95	1.20	14.59	14.87
FTVIP Franklin Strategic Income VIP Fund Class 2	8,011	10.59	10.94	87,294	4.56	1.10	1.40	1.99	2.30
FTVIP Templeton Global Bond VIP Fund Class 2	157		9.14	1,432	8.41		1.20		-6.41
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,647		9.90	75,714	0.30		1.40		-0.98
Goldman Sachs VIT Government Money Market Fund Service Shares	2,623,759	9.54	9.90	25,610,849	0.23	1.10	1.90	-1.62	-0.83
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	5,642	9.55	9.91	54,219	1.54	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		11.81	41,372	0.27		1.10		2.97
Invesco V.I. American Franchise Fund Series II	68,113	39.21	42.46	2,792,700	0.00	0.85	1.90	39.33	40.80
Invesco V.I. Balanced-Risk Allocation Fund Series II	2,832		13.14	37,219	13.27		1.10		8.79
Invesco V.I. Comstock Fund Series II	605,808	18.24	29.12	13,232,241	2.04	0.85	2.15	-3.19	-1.93
Invesco V.I. Equity and Income Fund Series II	2,300		13.47	30,975	2.03		1.20		8.34
Invesco V.I. Growth and Income Fund Series II	882,296	18.75	32.68	20,883,286	1.86	0.85	2.15	-0.32	0.99
Lord Abbett Bond Debenture Portfolio Class VC	13,228	12.65	12.83	167,398	3.58	0.95	1.20	6.02	6.29

59

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Lord Abbett Developing Growth Portfolio Class VC	10,245	24.53	24.88	251,390	0.00	0.95	1.20	70.54	70.97
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.84	51,683	1.14		1.10		0.66
Lord Abbett Growth and Income Portfolio Class VC	409,829	16.68	26.55	8,433,101	1.55	0.85	2.15	0.51	1.83
Lord Abbett Mid Cap Stock Portfolio Class VC	3,981	25.86	27.32	107,912	0.92	0.85	1.20	1.27	1.63
Lord Abbett Short Duration Income Portfolio Class VC	35,015	10.44	10.85	375,108	2.55	1.10	1.70	1.39	2.00
Lord Abbett Total Return Portfolio Class VC	-		11.09	-	0.00		0.95		1.41
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,431	11.18	12.25	74,841	1.41	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	3,177		10.75	34,159	0.90		1.40		6.75
PIMCO All Asset Portfolio Advisor Class	1,197		12.05	14,416	4.50		1.40		6.41
PIMCO Dynamic Bond Portfolio Advisor Class	2,081		10.95	22,791	2.86		1.40		3.25
PIMCO Emerging Markets Bond Portfolio Advisor Class	21,837	10.75	12.64	241,225	4.32	1.10	1.55	4.96	5.43
PIMCO Total Return Portfolio Advisor Class	552,530	10.53	10.73	5,902,113	1.55	1.15	1.80	6.60	7.30
PVC Core Plus Bond Account Class 1	2,156	11.08	11.10	23,878	3.51	1.55	1.70	7.71	7.87
PVC Diversified International Account Class 1	1,641	9.55	9.86	16,025	2.33	1.55	1.70	14.21	14.38
PVC Equity Income Account Class 2	11,633	22.63	23.29	268,688	1.55	1.55	1.70	4.36	4.51
PVC Government & High Quality Bond Account Class 1	73	8.29	8.52	608	2.64	1.55	1.70	1.13	1.28
PVC Large Cap Growth Account I Class 1	323		15.31	4,942	0.02		1.55		34.11
PVC MidCap Account Class 2	30,284	36.20	37.13	1,099,256	0.46	1.55	1.70	16.08	16.25
PVC Principal Capital Appreciation Account Class 2	5,454	35.04	36.05	193,242	0.99	1.55	1.70	16.44	16.62
PVC SAM Balanced Portfolio Class 2	303,876	18.57	19.51	5,736,578	1.88	1.52	1.77	9.01	9.28
PVC SAM Conservative Balanced Portfolio Class 2	2,392	12.39	12.73	29,643	1.94	1.55	1.70	7.41	7.57
PVC SAM Conservative Growth Portfolio Class 2	28,447	20.84	21.75	616,026	1.51	1.55	1.77	10.71	10.95
PVC SAM Flexible Income Portfolio Class 2	7,185	13.27	13.64	95,885	2.51	1.55	1.70	5.22	5.38
PVC SAM Strategic Growth Portfolio Class 2	15,538	24.15	24.85	384,997	1.45	1.55	1.70	13.19	13.36
PVC Short-Term Income Account Class 1	3,633	7.53	7.74	28,074	2.09	1.55	1.70	1.62	1.77
PVC SmallCap Account Class 2	484		17.57	8,504	0.23		1.55		20.00
SST SA Allocation Balanced Portfolio Class 3	847,726	17.50	19.40	15,817,921	1.13	1.15	1.90	9.71	10.54
SST SA Allocation Growth Portfolio Class 3	667,052	14.17	20.33	14,824,816	0.00	1.00	1.95	13.88	14.96
SST SA Allocation Moderate Growth Portfolio Class 3	1,001,504	13.65	19.01	20,120,852	0.00	1.00	1.90	12.56	13.58
SST SA Allocation Moderate Portfolio Class 3	810,101	12.72	18.13	15,969,530	0.00	0.95	2.15	11.22	12.57
SST SA Columbia Focused Value Portfolio Class 3	332		16.09	5,342	0.00		1.10		6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,245	11.39	11.69	176,826	0.00	1.10	1.40	6.08	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	2,988	12.73	12.78	38,131	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,687	23.86	25.49	66,740	0.00	1.10	1.40	46.39	46.83
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		24.28	8,180	0.00		1.10		41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		14.01	4,720	0.00		1.10		4.29
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	399,898	14.39	14.64	5,818,731	0.00	1.15	1.55	12.02	12.47
SST SA Wellington Real Return Portfolio Class 3	1,730,326	11.40	13.29	21,270,316	0.00	0.85	2.15	4.51	5.88
SAST SA AB Growth Portfolio Class 1	201,272	15.90	142.95	22,797,952	0.00	1.40	1.52	33.57	33.73
SAST SA AB Growth Portfolio Class 3	411,806	37.42	42.08	28,533,132	0.00	0.85	1.90	32.74	34.14
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,968	21.94	24.54	21,013,601	0.52	0.85	2.15	1.77	3.10
SAST SA American Funds Asset Allocation Portfolio Class 3	4,308,395	17.58	20.72	96,573,182	0.00	1.00	1.90	10.03	11.02
SAST SA American Funds Global Growth Portfolio Class 3	641,027	24.01	29.37	20,281,926	0.05	1.10	2.15	27.32	28.67
SAST SA American Funds Growth Portfolio Class 3	627,091	33.13	37.66	25,562,586	0.75	1.10	2.15	48.49	50.06
SAST SA American Funds Growth-Income Portfolio Class 3	697,255	22.50	24.40	18,181,934	1.55	1.00	2.15	10.84	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,590,639	12.81	15.49	207,839,413	0.00	1.00	2.15	6.99	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	49,798	10.64	10.65	530,109	0.31	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,524,117	12.20	12.82	82,772,732	0.04	1.15	2.15	3.26	4.30
SAST SA Columbia Technology Portfolio Class 1	54,900		12.15	667,272	0.45		1.52		43.54
SAST SA Columbia Technology Portfolio Class 3	274,076	12.59	49.52	8,257,899	0.38	0.85	1.90	42.79	44.30
SAST SA DFA Ultra Short Bond Portfolio Class 1	90,861	11.81	12.06	1,073,719	1.53	1.40	1.52	-1.30	-1.19
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,751,062	7.94	10.77	16,213,219	1.67	0.85	2.15	-2.02	-0.73
SAST SA Emerging Markets Equity Index Portfolio Class 3	32,996	11.41	11.53	377,837	2.43	1.15	1.55	15.08	15.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	54,588		36.37	1,985,228	3.81		1.52		7.38
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,415,702	18.57	31.68	53,154,106	3.70	0.85	2.15	6.44	7.84
SAST SA Fidelity Institutional AM® International Growth Class 3	25,484	13.32	13.41	341,021	0.25	1.15	1.55	20.47	20.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,896		41.85	749,051	1.82		1.52		-2.60
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	458,517	13.20	53.75	9,370,945	1.57	0.85	2.15	-3.48	-2.21
SAST SA Fixed Income Index Portfolio Class 3	557,672	11.08	11.70	6,273,895	2.58	0.95	1.80	6.50	7.40
SAST SA Fixed Income Intermediate Index Portfolio Class 3	319,914	10.56	10.79	3,432,385	1.99	1.15	1.80	4.00	4.67
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	168,833	75.47	77.03	12,759,225	1.87	1.40	1.52	-2.76	-2.64
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	643,916	18.85	32.00	19,906,382	1.72	0.85	2.15	-3.64	-2.37
SAST SA Franklin Small Company Value Portfolio Class 3	484,768	19.68	21.52	9,980,694	0.96	0.85	2.15	2.74	4.08
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	24,516		39.59	970,638	2.12		1.52		5.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	357,373	29.98	49.70	11,470,964	2.09	0.85	2.15	4.94	6.31
SAST SA Franklin Tactical Opportunities Portfolio Class 3	235,535	11.81	11.96	2,797,726	1.28	1.15	1.55	6.58	7.01
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	15,545	11.69	11.74	182,179	2.18	1.15	1.55	8.04	8.47
SAST SA Global Index Allocation 60/40 Portfolio Class 3	645,573	11.87	12.06	7,721,094	1.83	0.95	1.55	9.75	10.41
SAST SA Global Index Allocation 75/25 Portfolio Class 3	447,920	11.96	12.14	5,399,042	1.61	1.00	1.55	10.49	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,223,509	11.95	12.12	14,724,305	0.00	1.00	1.55	10.43	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	31,562		25.32	799,114	0.60		1.52		10.15

60

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,608,268	12.73	19.97	23,533,683	0.38	0.85	2.15	9.18	10.61
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	320,993	11.87	12.03	3,836,677	0.17	1.15	1.55	9.52	9.96
SAST SA Index Allocation 60/40 Portfolio Class 3	1,654,579	12.71	13.43	22,544,168	1.33	0.95	1.70	11.57	12.41
SAST SA Index Allocation 80/20 Portfolio Class 3	3,780,041	14.19	14.50	54,169,358	0.00	1.00	1.55	12.67	13.29
SAST SA Index Allocation 90/10 Portfolio Class 3	5,139,693	14.40	14.79	75,177,216	0.00	1.00	1.70	12.54	13.33
SAST SA International Index Portfolio Class 3	47,226	10.98	11.12	522,356	2.26	1.15	1.55	5.71	6.13
SAST SA Invesco Growth Opportunities Portfolio Class 1	16,785		21.26	356,874	0.00		1.52		53.48
SAST SA Invesco Growth Opportunities Portfolio Class 3	274,325	22.51	36.45	8,171,900	0.00	0.85	2.15	52.11	54.10
SAST SA Invesco Main Street Large Cap Portfolio Class 1	31,000		50.33	1,560,332	1.01		1.52		11.67
SAST SA Invesco Main Street Large Cap Portfolio Class 3	184,829	23.60	34.28	5,248,588	0.84	0.85	2.15	10.74	12.19
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,677,702	12.52	13.72	168,006,317	0.07	0.95	2.15	-3.25	-2.08
SAST SA Janus Focused Growth Portfolio Class 1	26,989		42.13	1,137,070	0.08		1.40		37.07
SAST SA Janus Focused Growth Portfolio Class 3	232,334	33.67	37.23	8,635,857	0.00	0.85	2.15	35.65	37.42
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	69,460		34.11	2,369,590	2.14		1.52		12.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,257	20.21	21.50	17,505,006	1.83	0.85	1.90	11.89	13.07
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,110		24.45	1,372,048	1.76		1.52		14.65
SAST SA JPMorgan Emerging Markets Portfolio Class 3	417,004	13.46	32.33	7,344,076	1.52	0.85	2.15	13.64	15.12
SAST SA JPMorgan Equity-Income Portfolio Class 1	82,443		72.08	5,942,864	1.89		1.52		1.66
SAST SA JPMorgan Equity-Income Portfolio Class 3	466,698	21.76	24.99	11,862,426	1.80	0.85	2.15	0.75	2.07
SAST SA JPMorgan Global Equities Portfolio Class 1	32,371		38.10	1,233,354	1.34		1.52		8.11
SAST SA JPMorgan Global Equities Portfolio Class 3	103,258	16.05	16.09	2,169,064	1.22	1.10	1.90	7.50	8.36
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	31,908		33.25	1,060,816	2.55		1.52		6.74
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,400,595	14.52	24.30	58,121,790	2.36	0.85	2.15	5.91	7.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	64,229		47.55	3,053,755	0.16		1.52		46.30
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	275,501	41.09	42.93	12,615,122	0.00	0.85	2.15	45.04	46.93
SAST SA Large Cap Growth Index Portfolio Class 3	71,603	15.99	16.16	1,151,586	1.16	1.15	1.55	30.16	30.68
SAST SA Large Cap Index Portfolio Class 3	177,163	14.62	14.81	2,611,453	1.45	1.15	1.55	15.92	16.38
SAST SA Large Cap Value Index Portfolio Class 3	128,312	11.93	12.06	1,540,402	2.55	1.15	1.55	-0.44	-0.04
SAST SA MFS Blue Chip Growth Portfolio Class 1	35,545		20.07	713,515	0.50		1.52		28.71
SAST SA MFS Blue Chip Growth Portfolio Class 3	298,599	20.44	30.73	8,369,258	0.36	0.85	1.90	27.86	29.20
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	41,770		65.42	2,732,782	0.65		1.52		12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	444,071	26.79	32.44	15,085,720	0.39	0.85	2.15	11.61	13.07
SAST SA MFS Total Return Portfolio Class 1	66,010	53.39	54.49	3,532,030	1.89	1.40	1.52	7.95	8.08
SAST SA MFS Total Return Portfolio Class 3	571,280	18.56	32.17	13,582,170	1.71	0.85	1.90	7.26	8.39
SAST SA Mid Cap Index Portfolio Class 3	114,830	12.42	12.58	1,438,423	1.44	1.15	1.55	11.16	11.60
SAST SA Morgan Stanley International Equities Portfolio Class 1	81,293		18.13	1,473,681	1.71		1.52		9.82
SAST SA Morgan Stanley International Equities Portfolio Class 3	454,366	12.20	12.95	6,900,903	1.44	0.85	2.15	8.94	10.37
SAST SA PIMCO RAE International Value Portfolio Class 3	1,519,168	9.66	11.38	19,114,279	2.23	0.85	2.15	-5.45	-4.22
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,634,249	12.69	14.07	128,674,939	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	35,173		37.51	1,319,459	5.38		1.52		6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	367,161	16.58	28.36	7,424,375	5.57	0.85	2.15	5.54	6.92
SAST SA Putnam International Growth and Income Portfolio Class 1	84,774	17.91	18.28	1,522,934	2.14	1.40	1.52	2.18	2.31
SAST SA Putnam International Growth and Income Portfolio Class 3	394,207	9.64	15.23	5,517,833	1.98	0.85	1.90	1.51	2.59
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,189,846	12.27	12.74	65,409,203	0.12	1.15	1.90	-1.52	-0.78
SAST SA Small Cap Index Portfolio Class 3	117,249	12.65	12.82	1,496,185	0.80	1.15	1.55	17.24	17.71
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,674,529	13.36	13.39	22,729,812	0.63	0.95	1.70	15.07	15.94
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,143,080	14.17	15.04	149,542,353	0.09	0.95	2.15	6.55	7.83
SAST SA VCP Dynamic Allocation Portfolio Class 3	55,212,480	16.23	18.06	955,646,677	1.08	0.95	2.15	10.69	12.03
SAST SA VCP Dynamic Strategy Portfolio Class 3	35,652,801	15.41	16.78	583,837,083	1.14	1.15	2.15	7.85	8.93
SAST SA VCP Index Allocation Portfolio Class 3	4,218,679	12.16	12.37	51,639,112	1.22	1.00	1.55	6.04	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	58,931	256.01	531.25	15,625,739	0.00	1.40	1.52	62.05	62.25
SAST SA Wellington Capital Appreciation Portfolio Class 3	405,005	56.91	87.79	35,100,591	0.00	0.85	2.15	60.63	62.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	74,281	23.68	55.69	1,819,190	1.92	1.40	1.52	5.49	5.62
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,329,080	12.33	19.75	35,860,833	1.77	0.85	2.15	4.60	5.97
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,393		84.25	201,649	1.04		1.40		16.48
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	421,161	13.95	14.19	5,933,008	1.01	1.15	1.55	15.99	16.45
SAST SA WellsCap Aggressive Growth Portfolio Class 1	46,176		54.36	2,510,238	0.00		1.52		60.50
SAST SA WellsCap Aggressive Growth Portfolio Class 3	129,455	32.03	35.52	4,786,465	0.00	0.85	1.90	59.47	61.15
VALIC Company I International Equities Index Fund	14,656	12.48	12.50	183,135	2.36	1.10	1.40	5.89	6.20
VALIC Company I Mid Cap Index Fund	55,008	14.74	17.06	925,070	1.29	1.10	1.70	11.39	12.06
VALIC Company I Nasdaq-100 Index Fund	9,402	26.62	30.75	278,904	0.73	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	17,951	15.11	18.01	307,462	1.42	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	78,675	17.73	19.75	1,535,200	1.77	1.10	1.70	16.00	16.70

61

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	46,239	33.78	35.53	1,641,104	1.78	0.85	1.20	19.79	20.21
American Funds IS Asset Allocation Fund Class 4	27,176		13.67	371,599	1.92		1.20		19.48
American Funds IS Capital Income Builder Class 4	13,217	11.37	11.76	152,210	2.68	1.10	1.40	15.98	16.33
American Funds IS Capital World Bond Fund Class 4	9,694	10.49	10.61	102,492	1.37	0.95	1.20	6.25	6.52
American Funds IS Global Growth Fund Class 2	103,594	49.82	57.87	5,545,604	1.12	0.85	1.72	32.97	34.13
American Funds IS Global Growth Fund Class 4	20,922	14.73	14.90	308,306	0.97	0.95	1.20	33.27	33.60
American Funds IS Global Small Capitalization Fund Class 4	147		13.16	1,935	0.00		1.20		29.68
American Funds IS Growth Fund Class 2	113,118	52.01	60.42	6,201,405	0.75	0.85	1.72	28.54	29.67
American Funds IS Growth Fund Class 4	12,293		17.03	209,310	0.71		1.20		28.88
American Funds IS Growth-Income Fund Class 2	171,558	40.36	46.91	7,369,116	1.67	0.85	1.72	23.99	25.07
American Funds IS Growth-Income Fund Class 4	32,587	15.31	15.49	501,790	1.65	0.95	1.20	24.35	24.66
American Funds IS The Bond Fund of America Class 4	10,558	10.75	10.88	114,336	3.04	0.95	1.20	7.78	8.05
AST SA BlackRock Multi-Asset Income Portfolio Class 1	2,180		56.79	123,774	0.00		1.40		12.27
AST SA BlackRock Multi-Asset Income Portfolio Class 3	409,843	11.48	12.40	5,139,547	0.00	1.10	1.55	11.74	12.24
AST SA PGI Asset Allocation Portfolio Class 1	53,212		49.21	2,618,462	2.79		1.52		18.68
AST SA PGI Asset Allocation Portfolio Class 3	132,127	18.95	28.30	3,508,113	2.63	0.85	1.90	17.95	19.19
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	6,334	12.31	12.82	79,943	2.25	1.10	1.40	19.54	19.90
BlackRock Global Allocation V.I. Fund Class III	8,298	11.50	11.94	97,299	1.30	1.10	1.40	16.12	16.47
Columbia VP Income Opportunities Fund Class 1	3,524	27.16	28.45	97,843	4.77	1.52	1.77	14.43	14.71
Columbia VP Large Cap Growth Fund Class 1	24,436	16.56	16.71	407,820	0.00	1.52	1.77	33.52	33.85
Columbia VP Limited Duration Credit Fund Class 2	1,728		10.48	18,119	2.15		1.10		6.29
FTVIP Franklin Allocation VIP Fund Class 2	234,018	14.29	16.20	3,519,937	3.94	0.85	1.90	17.60	18.84
FTVIP Franklin Income VIP Fund Class 2	905,628	15.39	17.48	14,798,219	5.36	0.85	1.90	13.87	15.08
FTVIP Franklin Rising Dividends VIP Fund Class 2	8,667	15.46	15.64	134,202	1.85	0.95	1.20	27.69	28.01
FTVIP Franklin Strategic Income VIP Fund Class 2	7,518	10.39	10.69	80,091	4.92	1.10	1.40	6.55	6.87
FTVIP Templeton Global Bond VIP Fund Class 2	158		9.76	1,541	7.14		1.20		0.80
Goldman Sachs VIT Government Money Market Fund Service Shares	638,789	9.69	9.98	6,311,860	1.78	1.10	1.90	-0.04	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	6,690	9.08	9.40	61,063	2.55	1.10	1.40	7.09	7.42
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		11.47	40,177	1.50		1.10		10.71
Invesco V.I. American Franchise Fund Series II	56,671	28.14	30.16	1,629,994	0.00	0.85	1.90	33.86	35.27
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,437		12.08	210,683	0.00		1.10		13.63
Invesco V.I. Comstock Fund Series II	615,579	18.85	29.69	13,788,202	1.67	0.85	2.15	22.28	23.88
Invesco V.I. Equity and Income Fund Series II	2,307		12.43	28,685	2.38		1.20		18.58
Invesco V.I. Growth and Income Fund Series II	885,350	18.81	32.36	20,941,476	1.54	0.85	2.15	22.19	23.79
Lord Abbett Bond Debenture Portfolio Class VC	10,953	11.93	12.07	131,340	4.42	0.95	1.20	12.00	12.28
Lord Abbett Developing Growth Portfolio Class VC	7,436		14.39	106,967	0.00		1.20		30.19
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		13.75	51,345	1.32		1.10		20.19
Lord Abbett Growth and Income Portfolio Class VC	415,347	16.60	26.07	8,517,940	1.60	0.85	2.15	19.89	21.46
Lord Abbett Mid Cap Stock Portfolio Class VC	4,832	25.54	26.88	129,224	0.71	0.85	1.20	21.18	21.60
Lord Abbett Short Duration Income Portfolio Class VC	38,467	10.30	10.64	404,451	4.47	1.10	1.70	3.28	3.91
Lord Abbett Total Return Portfolio Class VC	6,595		10.93	72,105	2.54		0.95		7.38
Morgan Stanley VIF Global Infrastructure Portfolio Class II	6,978	11.53	12.56	83,788	2.57	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,199		10.07	42,292	0.16		1.40		13.66
PIMCO All Asset Portfolio Advisor Class	1,197		11.32	13,548	2.85		1.40		10.19
PIMCO Dynamic Bond Portfolio Advisor Class	2,698		10.61	28,621	4.47		1.40		3.37
PIMCO Emerging Markets Bond Portfolio Advisor Class	4,580	11.99	12.28	51,557	3.96	1.10	1.40	13.05	13.39
PIMCO Total Return Portfolio Advisor Class	68,386	9.88	10.00	679,994	0.20	1.15	1.80	-1.23	-1.08
PVC Core Plus Bond Account Class 1	2,499	10.28	10.29	25,705	3.30	1.55	1.70	2.85	2.94
PVC Diversified International Account Class 1	2,363	8.36	8.62	20,133	1.16	1.55	1.70	20.46	20.64
PVC Equity Income Account Class 2	15,527	21.69	22.29	343,318	1.72	1.55	1.70	26.61	26.80
PVC Government & High Quality Bond Account Class 1	73	8.20	8.42	602	2.71	1.55	1.70	4.56	4.71
PVC Large Cap Growth Account I Class 1	340		11.42	3,881	0.05		1.55		14.16
PVC MidCap Account Class 2	30,781	31.19	31.94	962,439	0.05	1.55	1.70	40.32	40.53
PVC Principal Capital Appreciation Account Class 2	5,898	30.09	30.92	179,245	1.45	1.55	1.70	29.87	30.07
PVC SAM Balanced Portfolio Class 2	346,538	17.03	17.85	6,009,868	2.30	1.52	1.77	17.64	17.93
PVC SAM Conservative Balanced Portfolio Class 2	2,842	11.54	11.83	32,793	2.95	1.55	1.70	13.72	13.89
PVC SAM Conservative Growth Portfolio Class 2	34,276	18.82	19.60	667,955	1.77	1.55	1.77	21.51	21.78
PVC SAM Flexible Income Portfolio Class 2	7,607	12.61	12.95	96,560	3.16	1.55	1.70	11.07	11.23
PVC SAM Strategic Growth Portfolio Class 2	15,559	21.34	21.92	340,118	1.34	1.55	1.70	24.99	25.18
PVC Short-Term Income Account Class 1	3,524	7.41	7.61	26,759	3.37	1.55	1.70	2.95	3.10
PVC SmallCap Account Class 2	491		14.64	7,181	0.05		1.55		25.17
SST SA Allocation Balanced Portfolio Class 3	896,753	15.95	17.55	15,156,281	1.60	1.15	1.90	13.84	14.70
SST SA Allocation Growth Portfolio Class 3	520,854	12.32	17.85	10,049,625	0.01	1.00	1.95	21.12	22.28
SST SA Allocation Moderate Growth Portfolio Class 3	872,294	12.02	16.89	15,455,456	1.51	1.00	1.90	18.34	19.41
SST SA Allocation Moderate Portfolio Class 3	983,643	11.30	16.30	17,222,636	1.58	0.95	2.15	16.22	17.62
SST SA Columbia Focused Value Portfolio Class 3	332		15.15	5,032	0.46		1.10		25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,842	10.73	10.99	161,928	2.93	1.10	1.40	7.81	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	2,961	11.60	11.61	34,365	2.29	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,160	16.30	17.36	53,725	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		17.16	5,779	0.00		1.10		34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		13.43	4,526	0.30		1.10		23.70
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	356,378	12.85	13.02	4,618,996	1.31	1.15	1.55	17.96	18.44
SST SA Wellington Real Return Portfolio Class 3	1,784,567	10.90	12.55	20,789,922	0.33	0.85	2.15	3.29	4.64
SAST SA AB Growth Portfolio Class 1	214,281	11.89	107.02	18,377,037	0.00	1.40	1.52	32.84	33.00

62

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA AB Growth Portfolio Class 3	376,817	27.89	31.70	21,677,683	0.00	0.85	1.90	32.01	33.41
SAST SA AB Small & Mid Cap Value Portfolio Class 3	756,384	21.56	23.80	20,643,251	0.00	0.85	2.15	17.17	18.71
SAST SA American Funds Asset Allocation Portfolio Class 3	3,754,306	15.83	18.84	75,971,292	1.94	1.00	1.90	18.63	19.70
SAST SA American Funds Global Growth Portfolio Class 3	760,020	18.66	23.07	18,712,711	0.80	1.10	2.15	32.06	33.45
SAST SA American Funds Growth Portfolio Class 3	665,102	22.08	25.36	18,053,532	0.00	1.10	2.15	27.62	28.97
SAST SA American Funds Growth-Income Portfolio Class 3	694,728	20.07	22.02	15,946,487	0.00	1.00	2.15	23.08	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,695,850	11.84	14.47	194,206,405	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,658,013	11.82	12.29	81,155,574	0.83	1.15	2.15	13.23	14.36
SAST SA Columbia Technology Portfolio Class 1	57,015		8.47	482,777	0.00		1.52		53.30
SAST SA Columbia Technology Portfolio Class 3	264,512	8.65	34.68	4,668,643	0.00	0.95	1.90	52.18	53.63
SAST SA DFA Ultra Short Bond Portfolio Class 1	100,022	11.97	12.20	1,197,783	1.92	1.40	1.52	0.73	0.85
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,460,443	8.30	10.85	13,781,367	1.84	0.85	1.90	0.07	1.13
SAST SA Emerging Markets Equity Index Portfolio Class 3	12,908	9.91	9.98	128,286	0.00	1.15	1.55	16.56	17.03
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	59,797		33.87	2,025,249	5.30		1.52		13.14
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,294,983	17.45	29.38	47,382,219	5.04	0.85	2.15	12.16	13.62
SAST SA Fidelity Institutional AM® International Growth Class 3	6,024	11.08	11.09	66,745	0.30	1.15	1.30	10.76	10.87
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,156		42.97	780,176	2.02		1.52		24.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	452,291	13.67	54.97	9,600,751	1.99	0.85	2.15	23.28	24.90
SAST SA Fixed Income Index Portfolio Class 3	267,929	10.41	10.56	2,814,180	0.24	1.15	1.80	6.86	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	199,001	10.16	10.31	2,041,252	0.20	1.15	1.80	4.09	4.77
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	182,258	77.61	79.12	14,164,204	2.03	1.40	1.52	23.79	23.94
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	619,394	19.56	32.78	20,130,470	1.86	0.85	2.15	22.72	24.32
SAST SA Franklin Small Company Value Portfolio Class 3	469,845	19.15	20.68	9,326,380	0.70	0.85	2.15	23.50	25.11
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	25,251		37.39	944,184	2.47		1.52		22.90
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	313,762	28.57	46.75	9,453,484	2.43	0.85	2.15	21.86	23.45
SAST SA Franklin Tactical Opportunities Portfolio Class 3	162,633	11.08	11.18	1,809,556	1.67	1.15	1.55	16.47	16.94
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	2,030		10.82	21,968	0.32		1.30		8.22
SAST SA Global Index Allocation 60/40 Portfolio Class 3	355,651	10.82	10.89	3,863,315	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75/25 Portfolio Class 3	248,357	10.83	10.93	2,702,965	0.00	1.00	1.55	18.53	19.18
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,139,009	10.82	10.92	12,379,747	0.00	1.00	1.55	21.11	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	34,670		22.99	796,888	0.00		1.52		5.25
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,662,122	11.66	18.05	22,035,852	0.00	0.85	2.15	4.34	5.71
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	240,774	10.84	10.94	2,622,236	2.38	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60/40 Portfolio Class 3	1,516,011	12.04	12.23	18,448,775	0.00	1.15	1.70	17.55	18.20
SAST SA Index Allocation 80/20 Portfolio Class 3	3,008,962	12.59	12.80	38,181,261	0.00	1.00	1.55	21.75	22.42
SAST SA Index Allocation 90/10 Portfolio Class 3	4,553,839	12.79	13.05	58,915,342	0.00	1.00	1.70	23.42	24.28
SAST SA International Index Portfolio Class 3	29,639	10.38	10.48	309,198	0.07	1.15	1.55	18.99	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	18,035		13.85	249,833	0.00		1.52		27.03
SAST SA Invesco Growth Opportunities Portfolio Class 3	380,506	14.61	23.97	7,221,979	0.00	0.85	2.15	25.96	27.60
SAST SA Invesco Main Street Large Cap Portfolio Class 1	34,137		45.07	1,538,669	1.24		1.52		29.93
SAST SA Invesco Main Street Large Cap Portfolio Class 3	168,601	21.32	30.55	4,365,562	1.03	0.85	2.15	28.78	30.46
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,456,024	12.93	14.01	169,170,895	1.50	0.95	2.15	14.47	15.85
SAST SA Janus Focused Growth Portfolio Class 1	31,220		30.74	959,625	0.00		1.40		34.32
SAST SA Janus Focused Growth Portfolio Class 3	252,860	24.82	27.09	6,902,953	0.00	0.85	2.15	33.06	34.80
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	76,633		30.29	2,321,507	2.19		1.52		17.18
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	857,270	18.06	19.01	16,745,656	2.16	0.85	1.90	16.49	17.71
SAST SA JPMorgan Emerging Markets Portfolio Class 1	56,119		21.33	1,196,929	2.91		1.52		19.31
SAST SA JPMorgan Emerging Markets Portfolio Class 3	440,549	11.84	28.08	6,821,332	2.78	0.85	2.15	18.23	19.78
SAST SA JPMorgan Equity-Income Portfolio Class 1	88,743		70.91	6,292,566	2.40		1.52		25.24
SAST SA JPMorgan Equity-Income Portfolio Class 3	426,960	21.59	24.48	10,759,629	2.31	0.85	2.15	24.14	25.76
SAST SA JPMorgan Global Equities Portfolio Class 1	35,201		35.24	1,240,545	2.26		1.52		18.08
SAST SA JPMorgan Global Equities Portfolio Class 3	92,657	14.81	14.96	1,862,787	2.05	1.10	1.90	17.32	18.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	35,678		31.15	1,111,240	2.95		1.52		7.82
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,206,094	13.71	22.65	51,820,188	2.75	0.85	2.15	6.72	8.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	67,158		32.50	2,182,482	0.00		1.52		37.47
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	297,130	27.97	29.60	9,256,489	0.00	0.85	2.15	36.29	38.07
SAST SA Large Cap Growth Index Portfolio Class 3	33,155	12.28	12.36	408,402	0.01	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	128,745	12.61	12.72	1,631,693	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	58,366	11.99	12.07	701,946	0.03	1.15	1.55	29.22	29.74
SAST SA MFS Blue Chip Growth Portfolio Class 1	44,209		15.60	689,461	0.61		1.52		30.23
SAST SA MFS Blue Chip Growth Portfolio Class 3	319,918	15.82	24.03	6,837,180	0.36	0.85	1.90	29.39	30.75
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	45,435		58.10	2,639,689	0.89		1.52		29.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	482,194	24.01	28.69	14,680,834	0.64	0.85	2.15	28.70	30.39
SAST SA MFS Total Return Portfolio Class 1	70,480	49.46	50.42	3,492,997	2.25	1.40	1.52	18.54	18.69
SAST SA MFS Total Return Portfolio Class 3	562,337	17.31	29.68	12,686,615	2.29	0.85	1.90	17.80	19.04
SAST SA Mid Cap Index Portfolio Class 3	32,481	11.17	11.27	365,345	0.00	1.15	1.55	23.27	23.76
SAST SA Morgan Stanley International Equities Portfolio Class 1	86,169		16.51	1,422,397	2.54		1.52		18.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	503,306	11.20	11.73	6,937,122	2.37	0.85	2.15	17.64	19.18
SAST SA PIMCO RAE International Value Portfolio Class 3	1,481,499	10.21	11.88	19,554,534	0.08	0.85	2.15	9.52	10.95
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,278,213	11.80	13.23	128,965,209	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	43,195		35.24	1,522,379	7.86		1.52		13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 3	370,309	15.71	26.52	7,037,710	7.30	0.85	2.15	12.03	13.49
SAST SA Putnam International Growth and Income Portfolio Class 1	87,732	17.53	17.87	1,542,523	2.30	1.40	1.52	18.51	18.65
SAST SA Putnam International Growth and Income Portfolio Class 3	401,348	9.50	14.84	5,569,705	2.17	0.85	1.90	17.77	19.01

63

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,278,329	12.46	12.84	67,189,877	1.40	1.15	1.90	16.68	17.56
SAST SA Small Cap Index Portfolio Class 3	69,237	10.79	10.89	751,119	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,285,472	11.64	11.79	15,103,032	1.16	1.10	1.70	22.16	22.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,022,020	13.30	13.95	137,554,099	1.47	0.95	2.15	19.67	21.12
SAST SA VCP Dynamic Allocation Portfolio Class 3	61,360,569	14.66	16.12	951,562,334	0.00	0.95	2.15	17.83	19.26
SAST SA VCP Dynamic Strategy Portfolio Class 3	38,675,868	14.29	15.40	582,680,338	0.00	1.15	2.15	16.87	18.04
SAST SA VCP Index Allocation Portfolio Class 3	3,158,875	11.46	11.60	36,380,075	0.08	1.00	1.55	21.10	21.77
SAST SA Wellington Capital Appreciation Portfolio Class 1	62,478	157.98	327.43	10,198,832	0.00	1.40	1.52	29.19	29.34
SAST SA Wellington Capital Appreciation Portfolio Class 3	404,739	35.43	53.95	23,105,080	0.00	0.85	2.15	28.06	29.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	87,679	22.45	52.72	2,021,013	2.47	1.40	1.52	5.70	5.83
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,187,927	11.79	18.63	32,411,328	2.36	0.85	2.15	4.78	6.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,414		72.33	174,579	0.00		1.40		17.42
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	229,612	12.03	12.19	2,780,992	0.00	1.15	1.55	17.05	17.52
SAST SA WellsCap Aggressive Growth Portfolio Class 1	49,418		33.87	1,673,845	0.00		1.52		37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 3	122,386	20.09	22.04	2,868,572	0.00	0.85	1.90	36.32	37.76
VALIC Company I International Equities Index Fund	14,311	11.77	11.79	168,510	3.39	1.10	1.40	19.61	19.97
VALIC Company I Mid Cap Index Fund	58,317	13.23	15.22	874,905	1.40	1.10	1.70	23.59	24.34
VALIC Company I Nasdaq-100 Index Fund	10,895	18.30	21.01	222,259	0.41	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	20,182	12.87	15.24	291,029	1.04	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	83,882	15.28	16.92	1,400,171	1.47	1.10	1.70	28.88	29.66

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	63,083	28.20	29.56	1,862,877	1.63	0.85	1.20	-5.75	-5.42
American Funds IS Asset Allocation Fund Class 4	17,906		11.44	204,913	1.63		1.20		-5.97
American Funds IS Capital Income Builder Class 4	15,691	9.55	10.11	155,822	3.02	1.10	1.70	-8.82	-8.27
American Funds IS Capital World Bond Fund Class 4	2,910		9.87	28,722	1.96		1.20		-2.79
American Funds IS Global Growth Fund Class 2	122,767	37.46	43.14	4,912,786	0.68	0.85	1.72	-10.60	-9.82
American Funds IS Global Growth Fund Class 4	21,142	11.05	11.15	233,769	0.54	0.95	1.20	-10.33	-10.10
American Funds IS Global Small Capitalization Fund Class 4	167		10.14	1,690	0.00		1.20		-11.88
American Funds IS Growth Fund Class 2	126,476	40.46	46.60	5,377,163	0.44	0.85	1.72	-1.96	-1.10
American Funds IS Growth Fund Class 4	7,346		13.21	97,042	0.30		1.20		-1.70
American Funds IS Growth-Income Fund Class 2	192,179	32.55	37.50	6,631,844	1.40	0.85	1.72	-3.47	-2.62
American Funds IS Growth-Income Fund Class 4	24,329	12.31	12.42	301,356	1.32	0.95	1.20	-3.23	-2.97
American Funds IS The Bond Fund of America Class 4	3,811		9.97	38,014	2.29		1.20		-2.07
AST SA BlackRock Multi-Asset Income Portfolio Class 3	235,716	10.23	11.10	2,630,870	7.25	1.10	1.55	-5.48	-5.05
AST SA PGI Asset Allocation Portfolio Class 1	60,654		41.46	2,514,834	2.58		1.52		-5.99
AST SA PGI Asset Allocation Portfolio Class 3	136,660	16.07	23.75	3,212,079	2.35	0.85	1.90	-6.57	-5.57
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	4,521	10.30	10.69	47,886	1.06	1.10	1.40	-6.51	-6.22
BlackRock Global Allocation V.I. Fund Class III	8,188	9.90	10.25	82,566	1.09	1.10	1.40	-8.87	-8.60
Columbia VP Income Opportunities Fund Class 1	4,126	23.74	24.80	100,129	4.72	1.52	1.77	-5.45	-5.21
Columbia VP Large Cap Growth Fund Class 1	27,454	12.40	12.49	342,444	0.00	1.52	1.77	-5.63	-5.40
Columbia VP Limited Duration Credit Fund Class 2	1,546		9.86	15,253	2.00		1.10		-1.12
FTVIP Franklin Allocation VIP Fund Class 2	256,492	12.15	13.63	3,254,315	3.25	0.85	1.90	-11.36	-10.42
FTVIP Franklin Income VIP Fund Class 2	967,264	13.51	15.19	13,815,275	4.94	0.85	1.90	-6.11	-5.12
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	8,594		9.36	80,430	2.73		1.20		-12.28
FTVIP Franklin Rising Dividends VIP Fund Class 2	625		12.11	7,573	1.32		1.20		-6.21
FTVIP Franklin Strategic Income VIP Fund Class 2	7,205	9.75	10.00	71,841	4.34	1.10	1.40	-3.50	-3.21
FTVIP Templeton Global Bond VIP Fund Class 2	159		9.69	1,540	0.00		1.20		0.72
Goldman Sachs VIT Government Money Market Fund Service Shares	573,661	9.70	9.91	5,636,397	1.65	1.10	1.90	-0.44	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	6,480	8.48	8.75	55,197	2.48	1.10	1.40	-8.39	-8.12
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		10.36	36,290	1.03		1.10		-5.39
Invesco V.I. American Franchise Fund Series II	54,569	21.02	22.29	1,155,353	0.00	0.85	1.90	-5.71	-4.71
Invesco V.I. Balanced-Risk Allocation Fund Series II	17,369	9.78	10.63	184,460	2.63	1.10	1.70	-8.29	-7.74
Invesco V.I. Comstock Fund Series II	738,109	15.41	23.97	13,454,757	1.49	0.85	2.15	-14.24	-13.11
Invesco V.I. Equity and Income Fund Series II	2,315		10.48	24,273	2.09		1.20		-10.81
Invesco V.I. Growth and Income Fund Series II	1,054,753	15.39	26.14	20,278,452	1.81	0.85	2.15	-15.44	-14.33
Lord Abbett Bond Debenture Portfolio Class VC	8,003	10.66	11.10	86,204	4.68	1.10	1.20	-5.17	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		11.44	42,721	2.20		1.10		-9.17
Lord Abbett Growth and Income Portfolio Class VC	483,330	13.85	21.47	8,194,259	1.30	0.85	2.15	-10.11	-8.93
Lord Abbett Mid Cap Stock Portfolio Class VC	8,758	21.07	22.10	189,347	0.69	0.85	1.20	-16.06	-15.76
Lord Abbett Short Duration Income Portfolio Class VC	18,707	9.97	10.24	190,385	3.47	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	7,160	9.17	9.93	68,290	2.86	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,191		8.86	37,145	0.00		1.40		-8.09
PIMCO All Asset Portfolio Advisor Class	1,197		10.27	12,295	3.11		1.40		-6.77
PIMCO Dynamic Bond Portfolio Advisor Class	3,003		10.26	30,824	2.71		1.40		-0.49
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,708		10.57	28,628	4.35		1.10		-5.88
PVC Diversified International Account Class 1	4,754	6.94	7.14	33,289	2.14	1.55	1.70	-19.18	-19.05
PVC Equity Income Account Class 2	16,686	17.13	17.58	290,834	1.75	1.55	1.70	-6.84	-6.70
PVC Government & High Quality Bond Account Class 1	73	7.84	8.04	577	3.61	1.55	1.70	-1.02	-0.87

64

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC MidCap Account Class 2	32,448	22.23	22.73	722,912	0.05	1.55	1.70	-8.37	-8.23
PVC Principal Capital Appreciation Account Class 2	6,497	23.17	23.77	151,878	0.99	1.55	1.70	-5.28	-5.13
PVC Real Estate Securities Account Class 2	396		31.26	12,376	1.64		1.55		-5.95
PVC SAM Balanced Portfolio Class 2	394,590	14.48	15.13	5,810,029	2.87	1.52	1.77	-6.92	-6.69
PVC SAM Conservative Balanced Portfolio Class 2	3,207	10.39	14.12	33,979	3.26	1.55	1.77	-5.45	-5.24
PVC SAM Conservative Growth Portfolio Class 2	38,125	15.71	16.10	611,164	2.67	1.55	1.70	-8.40	-8.26
PVC SAM Flexible Income Portfolio Class 2	8,891	11.35	11.64	101,846	3.87	1.55	1.70	-3.86	-3.71
PVC SAM Strategic Growth Portfolio Class 2	15,978	17.07	17.51	278,903	2.22	1.55	1.70	-10.41	-10.28
PVC Short-Term Income Account Class 1	6,075	7.20	7.38	44,771	1.98	1.55	1.70	-0.49	-0.34
PVC SmallCap Account Class 2	1,723		11.69	20,149	0.10		1.55		-12.54
SST SA Allocation Balanced Portfolio Class 3	935,414	14.01	15.30	13,806,038	4.63	1.15	1.90	-5.76	-5.05
SST SA Allocation Growth Portfolio Class 3	349,027	14.97	16.41	5,527,756	4.52	1.15	1.90	-8.95	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	801,555	14.27	15.62	11,979,037	4.61	1.15	1.90	-7.71	-7.01
SST SA Allocation Moderate Portfolio Class 3	860,236	10.89	14.03	12,876,609	4.38	1.10	2.15	-6.99	-6.00
SST SA Columbia Focused Value Portfolio Class 3	332		12.11	4,024	3.40		1.10		-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,621	9.96	10.17	137,538	3.02	1.10	1.40	-2.67	-2.37
SST SA Multi-Managed International Equity Portfolio Class 3	5,192	9.59	9.61	49,813	2.66	1.10	1.40	-15.66	-15.41
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,308	12.70	13.48	43,760	0.39	1.10	1.40	-3.33	-3.04
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		12.78	4,304	0.00		1.10		-4.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,406		10.86	26,128	0.70		1.10		-13.03
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	272,447	10.89	10.99	2,984,858	2.57	1.15	1.55	-10.18	-9.81
SST SA T. Rowe Price Growth Stock Portfolio Class 3	258		12.53	3,227	0.00		1.70		-3.10
SST SA Wellington Real Return Portfolio Class 3	1,745,694	10.56	11.99	19,529,046	3.38	0.85	2.15	-2.34	-1.05
SAST SA AB Growth Portfolio Class 1	187,915		80.56	15,139,133	0.00		1.52		0.77
SAST SA AB Growth Portfolio Class 3	438,716	20.91	24.01	19,387,214	0.00	0.85	1.90	0.13	1.19
SAST SA AB Small & Mid Cap Value Portfolio Class 3	838,934	18.40	20.05	19,559,676	0.32	0.85	2.15	-17.13	-16.04
SAST SA American Funds Asset Allocation Portfolio Class 3	2,591,098	13.22	15.88	43,833,399	3.21	1.00	1.90	-6.68	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	926,122	13.99	17.47	17,136,822	1.15	1.10	2.15	-11.22	-10.27
SAST SA American Funds Growth Portfolio Class 3	710,440	17.12	19.87	14,981,731	0.96	1.10	2.15	-2.65	-1.62
SAST SA American Funds Growth-Income Portfolio Class 3	685,834	16.03	17.89	12,694,173	2.66	1.10	2.15	-4.15	-3.13
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,041,527	10.09	12.48	157,518,393	1.63	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,377,529	10.44	10.75	68,112,056	1.15	1.15	2.15	-7.77	-6.84
SAST SA Columbia Technology Portfolio Class 1	47,678		5.52	263,340	0.00		1.52		-9.54
SAST SA Columbia Technology Portfolio Class 3	300,736	5.63	22.79	3,172,378	0.00	0.95	1.90	-10.08	-9.21
SAST SA DFA Ultra Short Bond Portfolio Class 1	99,621		11.88	1,183,882	1.10		1.52		0.01
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,258,886	8.30	10.73	12,050,565	0.80	0.85	1.90	-0.68	0.37
SAST SA Emerging Markets Equity Index Portfolio Class 3	3,173	8.50	8.52	27,006	1.24	1.30	1.55	-14.97	-14.83
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	68,156		29.93	2,040,239	4.18		1.52		-4.32
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,252,918	15.56	25.86	41,688,620	4.05	0.85	2.15	-5.14	-3.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	28,561		34.57	987,282	2.29		1.52		-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	530,400	11.09	44.01	9,152,992	2.13	0.85	2.15	-8.74	-7.54
SAST SA Fixed Income Index Portfolio Class 3	56,648	9.77	9.82	554,623	5.26	1.15	1.55	-2.41	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	50,258	9.79	9.84	493,741	2.86	1.15	1.55	-1.22	-0.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	186,262		62.70	11,678,242	1.77		1.52		-10.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	717,513	15.94	26.37	18,952,460	1.44	0.85	2.15	-10.81	-9.63
SAST SA Franklin Small Company Value Portfolio Class 3	548,568	15.51	16.53	8,724,713	0.75	0.85	2.15	-14.87	-13.75
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	33,754		30.42	1,026,915	2.21		1.52		-1.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	299,584	23.45	37.87	7,361,079	2.21	0.85	2.15	-2.68	-1.40
SAST SA Franklin Tactical Opportunities Portfolio Class 3	115,437	9.51	9.56	1,100,455	2.60	1.15	1.55	-7.42	-7.04
SAST SA Global Index Allocation 60/40 Portfolio Class 3	105,509	9.32	9.35	985,395	2.58	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75/25 Portfolio Class 3	124,247	9.14	9.17	1,137,498	2.72	1.00	1.55	-8.65	-8.31
SAST SA Global Index Allocation 90/10 Portfolio Class 3	674,172	8.92	8.96	6,034,188	2.63	1.15	1.70	-10.75	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 1	38,055		21.84	831,052	3.70		1.52		-3.96
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,559,287	11.17	17.08	19,892,579	3.94	0.85	2.15	-4.80	-3.54
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	144,264	9.27	9.31	1,339,509	0.99	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60/40 Portfolio Class 3	959,769	10.24	10.35	9,899,562	4.70	1.15	1.70	-6.49	-5.97
SAST SA Index Allocation 80/20 Portfolio Class 3	1,886,344	10.34	10.45	19,612,565	4.16	1.00	1.55	-8.21	-7.70
SAST SA Index Allocation 90/10 Portfolio Class 3	3,051,660	10.39	10.47	31,859,841	4.43	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	11,781	8.73	8.77	103,157	3.85	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	23,734		10.91	258,834	0.00		1.52		-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	463,201	11.45	19.03	6,872,802	0.00	0.85	2.15	-7.05	-5.82
SAST SA Invesco Main Street Large Cap Portfolio Class 1	38,192		34.69	1,324,896	1.09		1.52		-9.26
SAST SA Invesco Main Street Large Cap Portfolio Class 3	163,275	16.55	23.42	3,369,892	0.89	0.85	2.15	-10.09	-8.90
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,250,209	11.30	12.10	144,164,689	2.58	0.95	2.15	-12.09	-11.02
SAST SA Janus Focused Growth Portfolio Class 3	235,671	18.66	20.10	4,787,066	0.00	0.85	2.15	-1.12	0.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	84,043		25.85	2,172,816	1.47		1.52		-9.10
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	800,829	15.51	16.15	13,307,811	1.45	0.85	1.90	-9.71	-8.75
SAST SA JPMorgan Emerging Markets Portfolio Class 1	62,357		17.88	1,114,733	2.21		1.52		-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 3	452,261	10.02	23.45	6,018,113	2.00	0.85	2.15	-21.29	-20.26
SAST SA JPMorgan Equity-Income Portfolio Class 1	115,727		56.62	6,552,144	2.11		1.52		-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 3	475,917	17.39	19.46	9,599,843	1.95	0.85	2.15	-6.73	-5.50
SAST SA JPMorgan Global Equities Portfolio Class 1	40,052		29.85	1,195,378	1.95		1.52		-12.42
SAST SA JPMorgan Global Equities Portfolio Class 3	105,262	12.53	12.75	1,813,763	1.55	1.10	1.90	-12.98	-12.28
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	38,041		28.89	1,098,952	2.16		1.52		-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,080,100	12.85	20.95	46,835,439	2.26	0.85	2.15	-2.82	-1.55

65

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	72,586		23.64	1,715,884	0.00		1.52		-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	320,806	20.25	21.72	7,281,046	0.00	0.85	2.15	-7.15	-5.93
SAST SA Large Cap Growth Index Portfolio Class 3	6,681	9.57	9.58	63,919	0.62	1.30	1.55	-4.34	-4.18
SAST SA Large Cap Index Portfolio Class 3	83,921	9.80	9.85	825,519	2.74	1.15	1.55	-6.45	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	9,396	9.27	9.30	87,238	0.96	1.15	1.55	-7.25	-7.00
SAST SA MFS Blue Chip Growth Portfolio Class 1	49,396		11.98	591,552	0.41		1.52		-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 3	390,089	12.10	18.57	6,325,775	0.15	0.85	1.90	-7.27	-6.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	54,654		44.76	2,446,136	0.88		1.52		-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	588,515	18.65	22.00	13,883,450	0.54	0.85	2.15	-7.66	-6.44
SAST SA MFS Total Return Portfolio Class 1	71,203		41.72	2,970,742	2.06		1.52		-7.19
SAST SA MFS Total Return Portfolio Class 3	497,007	14.69	24.93	9,899,956	1.91	0.85	1.90	-7.77	-6.79
SAST SA Mid Cap Index Portfolio Class 3	4,326	9.09	9.11	39,350	1.38	1.15	1.30	-13.00	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	97,972		13.89	1,361,176	1.27		1.52		-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 3	518,897	9.52	9.84	6,112,400	0.96	0.85	2.15	-15.97	-14.87
SAST SA PIMCO RAE International Value Portfolio Class 3	1,581,049	9.32	10.71	19,000,017	4.33	0.85	2.15	-18.15	-17.07
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,471,264	10.79	11.38	112,356,752	2.97	1.10	2.15	-9.16	-8.19
SAST SA PineBridge High-Yield Bond Portfolio Class 1	57,458		31.15	1,789,815	6.63		1.52		-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 3	402,170	14.02	23.37	6,832,908	6.78	0.85	2.15	-6.11	-4.87
SAST SA Putnam International Growth and Income Portfolio Class 1	82,754		14.79	1,224,245	3.17		1.52		-18.89
SAST SA Putnam International Growth and Income Portfolio Class 3	459,796	8.07	12.47	5,480,428	2.77	0.85	1.90	-19.37	-18.52
SAST SA Schroders VCP Global Allocation Portfolio Class 3	5,251,588	10.68	10.92	56,978,066	2.17	1.15	1.90	-10.74	-10.06
SAST SA Small Cap Index Portfolio Class 3	3,999	8.80	8.83	35,292	0.48	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	559,598	9.54	9.60	5,357,074	1.38	1.10	1.55	-7.19	-6.77
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,388,068	11.11	11.51	106,803,345	2.57	0.95	2.15	-9.09	-7.98
SAST SA VCP Dynamic Allocation Portfolio Class 3	65,969,161	12.44	13.52	861,416,090	3.79	0.95	2.15	-8.82	-7.71
SAST SA VCP Dynamic Strategy Portfolio Class 3	41,660,430	12.23	13.05	532,859,889	3.89	1.15	2.15	-9.17	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	1,899,704	9.47	9.53	18,026,135	4.99	1.00	1.55	-8.86	-8.35
SAST SA Wellington Capital Appreciation Portfolio Class 1	66,350		122.29	8,113,652	0.00		1.52		-2.26
SAST SA Wellington Capital Appreciation Portfolio Class 3	436,090	27.66	41.58	19,791,603	0.00	0.85	2.15	-3.11	-1.83
SAST SA Wellington Government and Quality Bond Portfolio Class 1	101,174		21.23	2,148,356	2.07		1.52		-1.46
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,228,564	11.25	17.55	31,444,499	1.82	0.85	2.15	-2.34	-1.06
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	169,234	10.28	10.37	1,746,644	1.63	1.15	1.55	-9.23	-8.87
SAST SA WellsCap Aggressive Growth Portfolio Class 1	51,994		24.70	1,284,032	0.00		1.52		-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 3	145,349	14.73	16.00	2,519,595	0.00	0.85	1.90	-8.78	-7.82
VALIC Company I International Equities Index Fund	14,672	9.13	9.81	143,905	2.07	1.10	1.70	-15.21	-14.69
VALIC Company I Mid Cap Index Fund	59,934	10.70	12.24	723,112	1.00	1.10	1.70	-12.93	-12.41
VALIC Company I Nasdaq-100 Index Fund	11,636	13.42	15.32	173,603	0.55	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	17,426	10.46	12.31	206,849	1.03	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	80,062	11.86	13.05	1,037,307	1.60	1.10	1.70	-6.33	-5.77

	December 31, 2017				For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	71,216	29.92	31.25	2,223,843	1.53	0.85	1.20	14.85	15.25
American Funds IS Asset Allocation Fund Class 4	13,847		12.17	168,535	1.75		1.20		14.53
American Funds IS Capital Income Builder Class 4	11,239	10.47	11.02	120,964	2.42	1.10	1.70	10.76	11.42
American Funds IS Capital World Bond Fund Class 4	2,923		10.15	29,679	0.37		1.20		5.36
American Funds IS Global Growth Fund Class 2	136,091	41.91	47.84	6,054,456	0.63	0.85	1.72	29.24	30.36
American Funds IS Global Growth Fund Class 4	21,149	12.33	12.40	260,743	0.61	0.95	1.20	29.56	29.88
American Funds IS Growth Fund Class 2	156,712	41.27	47.11	6,758,981	0.49	0.85	1.72	26.11	27.21
American Funds IS Growth Fund Class 4	5,902		13.44	79,309	0.32		1.20		26.46
American Funds IS Growth-Income Fund Class 2	234,473	33.72	38.51	8,337,919	1.32	0.85	1.72	20.30	21.35
American Funds IS Growth-Income Fund Class 4	24,433	12.72	12.80	312,174	1.38	0.95	1.20	20.62	20.93
American Funds IS The Bond Fund of America Class 4	3,873		10.19	39,452	2.02		1.20		2.06
AST SA BlackRock Multi-Asset Income Portfolio Class 3	80,961	10.78	11.74	959,308	2.50	1.10	1.55	4.52	4.99
AST SA PGI Asset Allocation Portfolio Class 1	70,678		44.10	3,117,191	2.79		1.52		12.04
AST SA PGI Asset Allocation Portfolio Class 3	147,760	17.19	25.15	3,764,870	2.43	0.85	1.90	11.34	12.51
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	2,282	11.02	11.40	25,576	2.30	1.10	1.40	13.13	13.47
BlackRock Global Allocation V.I. Fund Class III	5,539	10.87	11.21	60,756	1.33	1.10	1.40	12.13	12.47
Columbia VP Income Opportunities Fund Class 1	5,497	25.10	26.16	140,349	5.69	1.52	1.77	4.69	4.96
Columbia VP Large Cap Growth Fund Class 1	33,703	13.14	13.20	444,482	0.00	1.52	1.77	-27.93	25.90
Columbia VP Limited Duration Credit Fund Class 2	1,183		9.98	11,806	1.67		1.10		0.69
FTVIP Franklin Allocation VIP Fund Class 2	256,021	13.71	15.22	3,645,810	2.79	0.85	1.90	9.88	11.03
FTVIP Franklin Income VIP Fund Class 2	1,026,792	14.39	16.01	15,530,400	4.07	0.85	1.90	7.62	8.75
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	7,242		10.67	77,270	0.35		1.20		7.31
FTVIP Franklin Rising Dividends VIP Fund Class 2	625		12.91	8,063	1.34		1.20		19.12
FTVIP Franklin Strategic Income VIP Fund Class 2	2,492	10.10	10.33	25,549	3.05	1.10	1.40	3.11	3.42
FTVIP Templeton Global Bond VIP Fund Class 2	160		9.62	1,541	0.00		1.20		0.71
Goldman Sachs VIT Government Money Market Fund Service Shares	233,020	9.74	9.86	2,289,243	0.65	1.15	1.90	-1.38	-0.64
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	5,605		9.26	51,886	2.20		1.40		3.69
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,176		10.95	12,880	0.15		1.10		11.88
Invesco V.I. American Franchise Fund Series II	55,494	22.30	23.40	1,228,143	0.00	0.85	1.90	24.64	25.95

66

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. Balanced-Risk Allocation Fund Series II	626	10.67	11.53	6,966	3.47	1.10	1.70	7.99	8.63
Invesco V.I. Comstock Fund Series II	772,891	17.97	27.58	16,397,707	1.95	0.85	2.15	15.08	16.58
Invesco V.I. Equity and Income Fund Series II	2,323		11.75	27,310	0.00		1.20		9.46
Invesco V.I. Growth and Income Fund Series II	1,137,787	18.20	30.51	25,939,361	1.30	0.85	2.15	11.62	13.07
Lord Abbett Bond Debenture Portfolio Class VC	7,136	11.24	11.70	81,133	6.14	1.10	1.20	7.91	8.02
Lord Abbett Fundamental Equity Portfolio Class VC	1,708		12.60	21,512	1.15		1.10		11.35
Lord Abbett Growth and Income Portfolio Class VC	588,039	15.40	23.57	11,076,720	1.30	0.85	2.15	10.98	12.42
Lord Abbett Mid Cap Stock Portfolio Class VC	9,317	25.11	26.24	240,502	0.73	0.85	1.20	5.56	5.93
Lord Abbett Short Duration Income Portfolio Class VC	19,015	10.02	10.24	193,771	4.39	1.10	1.70	0.47	1.07
Morgan Stanley VIF Global Infrastructure Portfolio Class II	7,167	10.13	10.90	75,336	2.08	1.10	1.70	10.65	11.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	4,223		9.64	40,721	0.00		1.40		5.20
PIMCO All Asset Portfolio Advisor Class	1,197		11.02	13,188	4.60		1.40		11.81
PIMCO Dynamic Bond Portfolio Advisor Class	2,690		10.31	27,747	1.74		1.40		3.45
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,162		11.23	24,281	5.13		1.10		8.57
PVC Diversified International Account Class 1	4,570	8.59	8.82	39,527	1.12	1.55	1.70	26.63	26.82
PVC Equity Income Account Class 2	18,928	18.39	18.84	353,140	1.93	1.55	1.70	18.74	18.92
PVC Government & High Quality Bond Account Class 1	73	7.92	8.11	585	3.75	1.55	1.70	-0.20	-0.05
PVC MidCap Account Class 2	35,050	24.26	24.76	852,013	0.32	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	7,071	24.46	25.06	174,285	0.98	1.55	1.70	18.44	18.61
PVC Real Estate Securities Account Class 2	396		33.24	13,159	1.48		1.55		7.27
PVC SAM Balanced Portfolio Class 2	439,510	15.56	16.22	6,943,462	1.94	1.52	1.77	12.87	13.15
PVC SAM Conservative Balanced Portfolio Class 2	3,245	10.97	14.94	36,481	2.32	1.55	1.77	9.20	9.44
PVC SAM Conservative Growth Portfolio Class 2	39,077	17.15	17.55	683,059	1.39	1.55	1.70	17.45	17.63
PVC SAM Flexible Income Portfolio Class 2	9,290	11.81	12.09	110,698	2.83	1.55	1.70	6.32	6.47
PVC SAM Strategic Growth Portfolio Class 2	17,002	19.05	19.51	330,426	1.29	1.55	1.70	19.90	20.08
PVC Short-Term Income Account Class 1	6,179	7.24	7.40	45,697	1.80	1.55	1.70	0.07	0.22
PVC SmallCap Account Class 2	1,752		13.37	23,430	0.15		1.55		10.84
SST SA Allocation Balanced Portfolio Class 3	947,174	14.87	16.11	14,718,638	1.56	1.15	1.90	8.45	9.27
SST SA Allocation Growth Portfolio Class 3	188,198	16.44	17.88	3,244,628	1.10	1.15	1.90	15.61	16.48
SST SA Allocation Moderate Growth Portfolio Class 3	725,496	15.47	16.80	11,654,394	1.44	1.15	1.90	12.98	13.83
SST SA Allocation Moderate Portfolio Class 3	884,154	15.08	16.21	14,100,179	1.43	1.30	2.15	10.88	11.83
SST SA Columbia Focused Value Portfolio Class 3	332		13.94	4,631	1.63		1.10		20.07
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	9,650	10.23	10.41	99,619	2.78	1.10	1.40	2.29	2.60
SST SA Multi-Managed International Equity Portfolio Class 3	4,648	11.33	11.39	52,769	2.36	1.10	1.40	24.66	25.04
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	3,177	13.14	13.91	43,359	0.40	1.10	1.40	25.61	25.99
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		13.42	4,521	0.00		1.10		24.62
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	2,406		12.49	30,043	1.09		1.10		11.40
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	124,538	12.13	12.19	1,514,972	2.39	1.15	1.55	17.65	18.12
SST SA T. Rowe Price Growth Stock Portfolio Class 3	258		12.93	3,335	0.00		1.70		30.65
SST SA Wellington Real Return Portfolio Class 3	1,931,497	10.81	12.12	21,976,277	2.22	0.85	2.15	-0.23	1.07
SAST SA AB Growth Portfolio Class 1	120,117		79.95	9,603,490	0.04		1.52		30.01
SAST SA AB Growth Portfolio Class 3	165,672	20.66	23.98	7,691,545	0.00	0.85	1.90	29.20	30.56
SAST SA AB Small & Mid Cap Value Portfolio Class 3	862,289	22.20	23.88	24,483,204	0.14	0.85	2.15	10.41	11.85
SAST SA American Funds Asset Allocation Portfolio Class 3	1,486,611	14.04	17.01	26,685,638	0.87	1.00	1.90	13.71	14.74
SAST SA American Funds Global Growth Portfolio Class 3	1,030,416	15.59	19.68	21,327,118	0.92	1.10	2.15	28.32	29.67
SAST SA American Funds Growth Portfolio Class 3	777,619	17.40	20.42	16,736,388	0.46	1.10	2.15	25.22	26.54
SAST SA American Funds Growth-Income Portfolio Class 3	785,082	16.55	18.66	15,342,992	1.63	1.10	2.15	19.44	20.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	10,950,021	13.44	14.17	153,040,305	0.78	1.15	2.15	12.03	13.15
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	5,847,458	11.32	11.54	67,170,399	0.01	1.15	2.15	9.67	10.76
SAST SA Columbia Technology Portfolio Class 1	52,906		6.11	323,045	0.00		1.52		33.16
SAST SA Columbia Technology Portfolio Class 3	279,806	6.20	25.34	3,172,910	0.00	0.95	1.90	32.32	33.58
SAST SA DFA Ultra Short Bond Portfolio Class 1	102,824		11.88	1,221,883	0.31		1.52		-0.81
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,352,882	8.35	10.69	12,867,421	0.03	0.85	1.90	-1.43	-0.39
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	72,713		31.29	2,274,978	4.22		1.52		5.03
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,552,285	16.40	26.90	49,823,787	4.36	0.85	2.15	4.12	5.47
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	34,738		37.52	1,303,471	2.94		1.52		3.80
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	603,454	12.15	47.60	11,595,243	2.58	0.85	2.15	2.89	4.23
SAST SA Fixed Income Index Portfolio Class 3	5,160	10.01	10.02	51,675	0.00	1.15	1.55	0.10	0.20
SAST SA Fixed Income Intermediate Index Portfolio Class 3	404		9.91	4,003	0.00		1.55		-0.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	187,691		69.68	13,078,765	1.73		1.52		18.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	710,185	17.87	29.18	21,777,831	1.54	0.85	2.15	17.72	19.26
SAST SA Franklin Small Company Value Portfolio Class 3	565,091	18.22	19.16	10,460,782	0.34	0.85	2.15	7.22	8.62
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	45,832		30.99	1,420,150	2.25		1.52		17.03
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	332,992	24.09	38.41	8,463,544	2.22	0.85	2.15	16.01	17.52
SAST SA Franklin Tactical Opportunities Portfolio Class 3	3,601	10.28	10.29	37,027	0.31	1.15	1.55	2.76	2.85
SAST SA Goldman Sachs Global Bond Portfolio Class 1	44,259		22.74	1,006,378	3.27		1.52		5.20
SAST SA Goldman Sachs Global Bond Portfolio Class 3	1,609,286	11.74	17.70	21,589,068	2.90	0.85	2.15	4.28	5.65
SAST SA Index Allocation 60/40 Portfolio Class 3	247,250	10.97	11.01	2,717,199	0.68	1.15	1.55	9.67	10.06
SAST SA Index Allocation 80/20 Portfolio Class 3	844,810	11.27	11.31	9,544,053	0.96	1.15	1.55	12.69	13.09
SAST SA Index Allocation 90/10 Portfolio Class 3	1,077,272	11.44	11.48	12,344,776	1.13	1.15	1.55	14.37	14.78
SAST SA International Index Portfolio Class 3	387		10.34	4,001	1.80		1.30		3.44
SAST SA Invesco Growth Opportunities Portfolio Class 1	30,268		11.63	351,909	0.00		1.52		22.97

67

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Invesco Growth Opportunities Portfolio Class 3	544,261	12.15	20.47	8,586,319	0.00	0.85	2.15	21.90	23.49
SAST SA Invesco Main Street Large Cap Portfolio Class 1	45,860		38.23	1,753,324	1.04		1.52		15.11
SAST SA Invesco Main Street Large Cap Portfolio Class 3	176,548	18.41	25.71	4,031,814	0.85	0.85	2.15	14.11	15.60
SAST SA Invesco VCP Equity-Income Portfolio Class 3	12,345,151	12.85	13.59	163,931,158	0.90	0.95	2.15	7.66	8.95
SAST SA Janus Focused Growth Portfolio Class 3	262,349	18.87	20.06	5,342,729	0.00	0.85	2.15	27.08	28.73
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	98,903		28.44	2,813,079	1.62		1.52		12.84
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	734,399	17.17	17.70	13,538,398	1.42	0.85	1.90	12.13	13.31
SAST SA JPMorgan Emerging Markets Portfolio Class 1	65,328		22.52	1,471,271	2.01		1.52		40.14
SAST SA JPMorgan Emerging Markets Portfolio Class 3	453,299	12.72	29.40	7,702,069	1.71	0.85	2.15	38.92	40.73
SAST SA JPMorgan Equity-Income Portfolio Class 1	127,921		60.17	7,697,607	2.05		1.52		16.51
SAST SA JPMorgan Equity-Income Portfolio Class 3	499,776	18.65	20.60	10,734,698	1.94	0.85	2.15	15.49	17.00
SAST SA JPMorgan Global Equities Portfolio Class 1	40,106		34.08	1,366,708	1.75		1.52		22.47
SAST SA JPMorgan Global Equities Portfolio Class 3	107,853	14.28	14.66	2,239,833	1.61	1.10	1.90	21.71	22.68
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	50,420		29.50	1,487,146	2.53		1.52		2.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,559,165	13.22	21.28	55,503,550	2.20	0.85	2.15	1.49	2.82
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	80,674		25.24	2,035,821	0.00		1.52		27.70
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	321,553	21.53	23.39	7,784,279	0.00	0.85	2.15	26.58	28.23
SAST SA MFS Blue Chip Growth Portfolio Class 1	55,712		12.83	715,022	0.72		1.52		25.13
SAST SA MFS Blue Chip Growth Portfolio Class 3	404,083	12.91	20.03	7,011,959	0.48	0.85	1.90	24.34	25.65
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	56,319		48.03	2,704,926	1.05		1.52		21.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	679,930	20.20	23.52	17,539,771	0.81	0.85	2.15	20.50	22.07
SAST SA MFS Total Return Portfolio Class 1	80,751		44.95	3,629,942	2.42		1.52		10.54
SAST SA MFS Total Return Portfolio Class 3	492,338	15.93	26.75	10,951,682	2.41	0.85	1.90	9.85	11.00
SAST SA Mid Cap Index Portfolio Class 3	113		10.45	1,178	0.59		1.30		4.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	104,137		16.40	1,707,605	1.20		1.52		23.17
SAST SA Morgan Stanley International Equities Portfolio Class 3	562,691	11.33	11.56	7,920,738	0.98	0.85	2.15	22.09	23.68
SAST SA PIMCO RAE International Value Portfolio Class 3	1,638,818	11.39	12.91	24,104,772	2.44	0.85	2.15	18.89	20.44
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	9,363,132	11.75	12.53	121,336,298	0.19	1.10	2.15	13.72	14.92
SAST SA PineBridge High-Yield Bond Portfolio Class 1	67,406		32.91	2,218,162	8.99		1.52		8.08
SAST SA PineBridge High-Yield Bond Portfolio Class 3	447,759	14.94	24.57	8,159,074	8.92	0.85	2.15	7.14	8.54
SAST SA Putnam International Growth and Income Portfolio Class 1	85,934		18.24	1,567,375	1.56		1.52		22.62
SAST SA Putnam International Growth and Income Portfolio Class 3	489,393	10.00	15.31	7,397,965	1.19	0.85	1.90	21.85	23.13
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,904,265	11.91	12.14	59,279,225	0.00	1.15	2.15	10.69	11.80
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	13,952		10.29	143,541	0.10		1.30		2.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,914,698	12.23	12.51	110,615,734	0.03	0.95	2.15	16.38	17.78
SAST SA VCP Dynamic Allocation Portfolio Class 3	67,549,971	13.64	14.64	959,825,435	1.11	0.95	2.15	17.40	18.82
SAST SA VCP Dynamic Strategy Portfolio Class 3	43,732,270	13.46	14.22	610,999,598	1.08	1.15	2.15	15.85	17.01
SAST SA VCP Index Allocation Portfolio Class 3	72,560		10.39	753,797	0.18	1.15	1.55	3.85	3.95
SAST SA Wellington Capital Appreciation Portfolio Class 1	72,525		125.11	9,073,551	0.00		1.52		30.78
SAST SA Wellington Capital Appreciation Portfolio Class 3	529,475	28.55	42.36	25,313,415	0.00	0.85	2.15	29.64	31.33
SAST SA Wellington Government and Quality Bond Portfolio Class 1	106,872		21.55	2,302,872	1.79		1.52		1.39
SAST SA Wellington Government and Quality Bond Portfolio Class 3	2,558,786	11.52	17.74	37,195,801	1.60	0.85	2.15	0.57	1.88
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	64,125	11.32	11.38	728,261	0.00	1.15	1.55	14.28	14.74
SAST SA WellsCap Aggressive Growth Portfolio Class 1	55,955		26.90	1,505,241	0.00		1.52		27.64
SAST SA WellsCap Aggressive Growth Portfolio Class 3	130,005	16.15	17.36	2,436,791	0.00	0.85	1.90	26.84	28.17
VALIC Company I International Equities Index Fund	13,979	10.76	11.50	160,870	2.20	1.10	1.70	22.26	22.99
VALIC Company I Mid Cap Index Fund	61,663	12.29	13.98	850,458	0.90	1.10	1.70	13.96	14.64
VALIC Company I Nasdaq-100 Index Fund	11,456	13.74	15.59	174,273	0.36	1.10	1.70	30.07	30.85
VALIC Company I Small Cap Index Fund	15,982	11.98	14.02	215,749	1.01	1.10	1.70	12.46	13.13
VALIC Company I Stock Index Fund	90,938	12.66	13.85	1,251,868	1.37	1.10	1.70	19.37	20.09

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and

68

FS VARIABLE SEPARATE ACCOUNT

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

69

The United States Life Insurance

Company in the City of New York

(An indirect wholly owned subsidiary of American International Group, Inc.)

Statutory Financial Statements and Supplemental

Information and Report of Independent Auditors

At December 31, 2021 and 2020 and

for each of the three years ended December 31, 2021

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	69
Supplemental Investment Risks Interrogatories	71
Supplemental Summary Investment Schedule	77
Supplemental Schedule of Reinsurance Disclosures	78

Report of Independent Auditors

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York

Opinions

We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021

T: (713) 356 4000, www.pwc.com/us

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, supplemental investment risk interrogatories, supplemental summary investment schedule and supplemental schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2022

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	As of December 31,
(in millions)	2021	2020

Admitted assets

Cash and invested assets

Bonds	$19,863	$19,753

Preferred stocks	9	7

Common stocks	26	26

Cash, cash equivalents and short-term investments	177	205

Mortgage loans	3,189	3,175

Contract loans	147	159

Derivatives	127	39

Securities lending reinvested collateral assets	258	297

Other invested assets	1,840	1,416

Total cash and invested assets	25,636	25,077

Amounts recoverable from reinsurers	69	54

Amounts receivable under reinsurance contracts	6	5

Current federal income tax recoverable	11	21

Deferred tax asset	131	117

Due and accrued investment income	187	198

Premiums due, deferred and uncollected	47	54

Receivables from affiliates	26	15

Other assets	21	25

Separate account assets	6,148	4,742

Total admitted assets	$32,282	$30,308

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	As of December 31,
(in millions, except per share data)	2021	2020

Liabilities

Policy reserves and contractual liabilities

Life, annuity and modco reserves	$21,439	$21,294

Liabilities for deposit-type contracts	772	775

Accident and health reserves	225	253

Premiums received in advance	1	1

Policy and contract claims	131	106

Policyholder dividends	1	2

Total policy reserves and contractual liabilities	22,569	22,431

Experience rated refund	80	77

Payable to affiliates	34	27

Interest maintenance reserve	385	307

Derivatives	-	1

Payable for securities lending	261	295

Repurchase agreements	84	95

Collateral for derivatives program	129	35

Accrued expenses and other liabilities	206	155

Net transfers from separate accounts due or accrued	(127)	(78)

Asset valuation reserve	493	431

Separate account liabilities	6,148	4,742

Total liabilities	30,262	28,518

Commitments and contingencies (see Note 20)

Capital and surplus

Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding	4	4

Gross paid-in and contributed surplus	1,913	1,913

Unassigned surplus	103	(127)

Total capital and surplus	2,020	1,790

Total liabilities and capital and surplus	$32,282	$30,308

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2021	2020	2019

Revenues

Premiums and annuity considerations	$2,472	$1,684	$1,847

Net investment income	1,169	1,044	1,155

Amortization of interest maintenance reserve	32	31	30

Reserve adjustments on reinsurance ceded	(496)	(336)	(229)

Commissions and expense allowances	69	70	72

Separate account fees	138	115	86

Other income	27	28	25

Total revenues	3,411	2,636	2,986

Benefits and expenses

Death benefits	190	185	148

Annuity benefits	339	334	357

Surrender benefits	1,182	894	1,060

Other benefits	122	85	86

Change in reserves	111	406	642

Commissions	88	74	96

General insurance expenses	104	112	126

Net transfers to separate accounts	847	386	101

Other expenses	15	7	6

Total benefits and expenses	2,998	2,483	2,622
Net gain from operations before dividends to policyholders and federal income taxes	413	153	364

Dividends to policyholders	-	-	-
Net gain from operations after dividends to policyholders and before federal income taxes	413	153	364

Federal income tax expense (excluding tax on capital gains)	132	51	147
Net gain from operations	281	102	217

Net realized capital (losses) gains, net of tax	(103)	152	36

Net income	$178	$254	$253
See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Gross Paid-In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus

Balance, January 1, 2019	$4	$1,778	$(504)	$1,278

Net income	-	-	253	253

Change in net unrealized capital gains (losses)	-	-	99	99

Change in net unrealized foreign exchange capital gains (losses)	-	-	17	17

Change in deferred tax	-	-	101	101

Change in non-admitted assets	-	-	(65)	(65)

Change in asset valuation reserve	-	-	(98)	(98)

Change in surplus as a result of reinsurance	-	-	(2)	(2)

Prior period corrections	-	-	(12)	(12)

Balance, December 31, 2019	$4	$1,778	$(211)	$1,571

Net income	-	-	254	254

Change in net unrealized capital gains (losses)	-	-	(82)	(82)

Change in net unrealized foreign exchange capital gains (losses)	-	-	48	48

Change in deferred tax	-	-	34	34

Change in non-admitted assets	-	-	(38)	(38)

Change in reserve on account of change in valuation basis	-	-	(20)	(20)

Change in asset valuation reserve	-	-	49	49

Change in surplus from separate accounts	-	-	19	19

Other changes in surplus in separate accounts	-	-	(19)	(19)

Paid-in surplus	-	135	-	135

Change in surplus as a result of reinsurance	-	-	(2)	(2)

Dividends to parent	-	-	(157)	(157)

Prior period corrections	-	-	(2)	(2)

Balance, December 31, 2020	$4	$1,913	$(127)	$1,790

Net income	-	-	178	178

Change in net unrealized capital gains (losses)	-	-	200	200

Change in net unrealized foreign exchange capital gains (losses)	-	-	(46)	(46)

Change in deferred tax	-	-	50	50

Change in non-admitted assets	-	-	25	25

Change in liability for reinsurance in unauthorized and certified companies	-	-	(7)	(7)

Change in asset valuation reserve	-	-	(62)	(62)

Change in surplus from separate accounts	-	-	27	27

Other changes in surplus in separate accounts	-	-	(27)	(27)

Change in surplus as a result of reinsurance	-	-	(2)	(2)

Dividends to parent	-	-	(101)	(101)

Prior period corrections	-	-	(5)	(5)

Balance, December 31, 2021	$4	$1,913	$103	$2,020

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2021	2020	2019

Cash from operations

Premium and annuity considerations, collected, net of reinsurance	$1,996	$1,676	$1,804

Net investment income collected	1,062	964	1,037

Other income	(262)	(124)	(46)

Total revenue received	2,796	2,516	2,795

Benefits paid	1,811	1,356	1,694

Net transfers to separate accounts	896	365	96

Commissions and expenses paid	198	195	228

Dividends paid to policyholders	1	-	-

Federal income taxes paid	123	183	110

Total benefits and expenses paid	3,029	2,099	2,128

Net cash (used in) provided by operations	(233)	417	667

Cash from investments

Proceeds from investments sold, matured or repaid:

Bonds	4,630	3,133	3,629

Stocks	6	50	9

Mortgage loans	307	423	347

Other invested assets	587	698	432

Miscellaneous proceeds	64	131	224

Total proceeds from investments sold, matured or repaid	5,594	4,435	4,641

Cost of investments acquired:

Bonds	4,042	3,655	3,994

Stocks	2	17	7

Mortgage loans	325	381	673

Other invested assets	829	521	551

Miscellaneous purchases	76	203	90

Total cost of investments acquired	5,274	4,777	5,315

Net adjustment in contract loans	(12)	(11)	(7)

Net cash provided by (used in) investing activities	332	(331)	(667)

Cash from financing and miscellaneous sources

Cash provided (applied):

Capital and paid-in surplus	(2)	133	(2)

Net (withdrawals from) deposits on deposit-type contracts	(2)	121	106

Dividends to Parent	(101)	(157)	-

Other, net	(22)	(94)	(160)

Net cash (used) provided in financing and miscellaneous activities	(127)	3	(56)
Net (decrease) increase in cash, cash equivalents and short-term investments	(28)	89	(56)

Cash, cash equivalents and short-term investments at beginning of year	205	116	172

Cash, cash equivalents and short-term investments at end of year	$177	$205	$116

Non-cash activities, excluded from above:

Non-cash pension risk transfer premiums	$480	$-	$-

Non-cash premiums transfer from AGL	4	-	-

Non-cash transfer from common stocks to other invested assets	3	20	-

Non-cash transfer from other invested assets to mortgage loans	2	-	-

Non-cash transfer from mortgage loans to other invested assets	-	142	27

Non-cash transfer from other invested assets to common stocks	-	-	23

See accompanying Notes to Statutory Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (USL or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is a wholly owned subsidiary of AIG Life Holdings, Inc. (AIG Life Holdings). AIG Life Holdings is wholly owned by Corebridge Financial Inc. (Corebridge), formerly SAFG Retirement Services, Inc. (SAFG), which is a direct subsidiary of American International Group, Inc. (AIG). AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in approximately 70 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of its consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (NYDFS). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in the U.S. Virgin Islands.

The Company offers a broad portfolio of individual fixed and variable annuity and life insurance products. In October 2016, the Company made a strategic decision to refocus its group benefits business, which included the decision to cease quoting new business in the employer and voluntary group benefits lines and seek strategic alternatives for group products distributed through sponsored organizations such as professional and affinity associations.

The Company’s fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. The Company’s variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. The Company’s fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of the Company’s fixed index annuity products offer optional income protection features. The Company’s distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

The Company’s individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

NYDFS recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed

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by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures captured in scope of this statement, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. NAIC designations are determined through a financial modeling process conducted by BlackRock, direct analysis via the NAIC’s IAO or other protocols prescribed by the NAIC including internal assignment of Z, 5GI or 6*. Residual tranches, as defined in Statement of Statutory Accounting Principle (SSAP) 43-Revised “Loan-Backed and Structured Securities”, are reported as NAIC 6*.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in SSAP No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks shall be valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service

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coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Hedge accounting was not used for any derivative instruments in 2021 or 2020.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets amounted to $588 million and $613 million at December 31, 2021 and 2020, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020 and subsequent years, and under Actuarial Guideline 43 (AG 43) for prior years. Reserves for variable universal life accounts are provided in accordance subsection 20 of the Valuation Manual (“VM-20”) for new business issued in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (CRVM) for policies issued prior to 2020. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and for traditional life insurance returns any portion of the final premium for periods beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $1.4 billion at December 31, 2021.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for 2020 and subsequent years are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020.    Prior to 2020, AG 43 required the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves were derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and were based on prudent estimate assumptions. In addition, a deterministic valuation was also performed using assumptions prescribed in AG 43. The greater of these two reserve balances was the AG 43 reserve. However, the Company was previously holding reserves at the C3 Phase II Total Asset Requirement level, which was higher than the AG 43 amount.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

The Company had $4.7 billion of insurance in-force and $238 million of reserves as of December 31, 2021, and $7.0 billion of insurance in-force and $220 million of reserves as of December 31, 2020, for which the gross premiums are less than the net premiums according to the standard of valuation set by the NYDFS.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

For long-term disability products, disabled life reserves were established using the 1964 Commissioner’s Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner’s Group Disability Table for claims incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Substantive changes were made to SSAP 32R, Preferred Stocks effective January 1, 2021, that required all perpetual preferred stocks to be reported at fair value. Prior to this change, perpetual preferred stocks with NAIC designations of “1” through “3” were carried at amortized cost. All other perpetual preferred stocks were stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus.

Accounting Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Requirements for Principle-Based Reserves for Variable Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation of New York Rule 213 (NY’s version of VM-21) was $(20) million.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

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Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2021, one out-of-period error due to an understated model of economic hedge targeting was identified and corrected, which decreased unassigned surplus by $5 million. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2020, two out-of-period errors were identified and corrected relating to annuity reserves which decreased unassigned surplus by $2 million. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2019, two out-of-period errors were identified and corrected, which decreased unassigned surplus by $12 million. The most significant of these was a decrease in reserve adjustments on reinsurance ceded due to a private placement cash issue. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company’s election.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index features in certain indexed universal life and fixed index annuity contracts and certain guaranteed features of variable and fixed index annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any negative IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2021

Bonds:

U.S. government obligations	$291	$67	$-	$358

All other governments	752	50	(11)	791

States, territories and possessions	106	15	-	121

Political subdivisions of states, territories and possessions	44	8	-	52

Special revenue	1,151	139	(1)	1,289

Industrial and miscellaneous	17,137	1,518	(107)	18,548

Hybrid securities	74	13	-	87

Bank loans	308	1	(3)	306

Total bonds	19,863	1,811	(122)	21,552

Preferred stock	9	-	-	9

Common stock	26	-	-	26

Total equity securities	35	-	-	35

Total	$19,898	$1,811	$(122)	$21,587

December 31, 2020

Bonds:

U.S. government obligations	$346	$99	$-	$445

All other governments	475	80	(2)	553

States, territories and possessions	110	22	-	132

Political subdivisions of states, territories and possessions	43	11	-	54

Special revenue	1,324	197	-	1,521

Industrial and miscellaneous	16,905	2,225	(65)	19,065

Hybrid securities	98	21	(1)	118

Bank loans	452	1	(11)	442

Total bonds	19,753	2,656	(79)	22,330

Preferred stock	7	1	-	8

Common stock	26	-	-	26

Total equity securities	33	1	-	34

Total	$19,786	$2,657	$(79)	$22,364

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2021

Bonds:

U.S. government obligations	$165	$(6)	$38	$(5)	$203	$(11)

Political subdivisions of states, territories and possessions	5	-	-	-	5	-

Special revenue	79	(1)	4	-	83	(1)

Industrial and miscellaneous	2,585	(48)	963	(70)	3,548	(118)

Hybrid securities	20	-	-	-	20	-

Bank loans	125	(1)	99	(2)	224	(3)

Total bonds	2,979	(56)	1,104	(77)	4,083	(133)

Preferred stock	2	-	-	-	2	-

Total equity securities	2	-	-	-	2	-

Total	$2,981	$(56)	$1,104	$(77)	$4,085	$(133)

December 31, 2020

Bonds:

U.S. government obligations	$16	$-	$-	$-	$16	$-

All other governments	2	-	11	(1)	13	(1)

Special revenue	4	-	-	-	4	-

Industrial and miscellaneous	1,328	(39)	395	(29)	1,723	(68)

Hybrid securities	6	(1)	2	-	8	(1)

Bank loans	284	(12)	-	-	284	(12)

Total bonds	1,640	(52)	408	(30)	2,048	(82)

Preferred stock	-	-	-	-	-	-

Total equity securities	-	-	-	-	-	-

Total	$1,640	$(52)	$408	$(30)	$2,048	$(82)

At December 31, 2021 and 2020, the number of bonds and equity securities in an unrealized loss position was 1,178 and 419, respectively. Bonds comprised 1,175 of the total of which 290 were in a continuous loss position greater than 12 months at December 31, 2021. Bonds comprised 418 of the total of which 88 were in a continuous loss position greater than 12 months at December 31, 2020.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2021 and 2020, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value

December 31, 2021

Due in one year or less	$395	$401

Due after one year through five years	1,948	2,027

Due after five years through ten years	3,660	3,875

Due after ten years	9,367	10,500

LBaSS	4,536	4,790

Total	$19,906	$21,593

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $106 million and $61 million at December 31, 2021 and 2020, respectively which is the fair value. At December 31, 2021 and 2020, the Company had no income excluded from due and accrued for bonds.

At December 31, 2021, the Company’s bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries. At December 31, 2020, the Company’s bond portfolio included bonds totaling $1.0 billion not rated investment grade by the NAIC guidelines (categories 3-6). These bonds accounted for 5 percent of the Company’s total assets and 6 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2021	2020
Consumer Noncyclical	17.9%	20.9%
Consumer Cyclical	16.2	13.5

Energy	12.9	15.4

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2021		December 31, 2020
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$4,536	$4,790	$4,914	$5,276

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2021 and 2020, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2021 and 2020, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2021, 2020 and 2019, the Company recognized total OTTI of $1 million, $14 million and $13 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2021 and 2020, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

December 31, 2021

LBaSS	$786	$(9)	$147	$(17)	$933	$(26)

December 31, 2020

LBaSS	$709	$(22)	$274	$(12)	$983	$(34)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2021	2020
Balance, beginning of year	$232	$222

Increases due to:

Credit impairment on new securities subject to impairment losses	-	3

Additional credit impairment on previously impaired investments	1	11

Reduction due to:

Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	29	4

Balance, end of year	$204	$232

See Note 22 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2021.

Mortgage Loans

Mortgage loans had outstanding principal balances of $3.2 billion and $3.2 billion at December 31, 2021 and 2020, respectively. Contractual interest rates range from 1.5 percent to 10.3 percent. The mortgage loans at December 31, 2021 had maturity dates ranging from 2022 to 2055.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2021	2020

Geographic distribution:

Mid-Atlantic	32.9%	33.4%

Pacific	15.9	17.1

Foreign	15.6	13.5

South Atlantic	11.7	11.6

East North Central	8.0	8.1

West South Central	7.2	6.0

New England	4.5	4.4

Mountain	2.1	3.5

East South Central	1.5	1.8

West North Central	0.6	0.6

Total	100.0%	100.0%

Property type distribution:

Multi-family	38.7%	37.6%

Office	26.4	24.2

Retail	12.0	13.6

Industrial	16.3	15.7

Hotel/motel	3.6	4.0

Other	3.0	4.9

Total	100.0%	100.0%

At December 31, 2021, there were 52 mortgage loans with outstanding balances of $20 million or more which represented approximately 58 percent of the portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2021 and 2020:

	Years Ended December 31,
	2021		2020
(in millions)	Maximum	Minimum	Maximum	Minimum
Multi-family	6.18%	2.89%	6.02%	3.32%
Retail	5.65	5.65	-	-
Office	4.35	2.40	4.50	1.75
Industrial	4.00	2.35	4.00	2.80
Hotel/Motel	6.00	-	12.00	4.25

Other	4.24	2.27	5.28	2.94

The Company reduced the interest rate on one loan during 2021 and 2020.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 82.0 percent and 115.0 percent in 2021 and 2020, respectively.

At December 31, 2021, the Company held $60 million in impaired mortgages with $20 million of related allowances for credit losses and $40 million in impaired loans without a related allowance. At December 31, 2020, the Company held $59 million in impaired mortgages with $25 million of related allowances for credit losses and $34 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $84 million and $59 million, at December 31, 2021 and 2020, respectively. The Company recognized interest income from impaired loans of $1 million, $1 million and $1 million in 2021, 2020 and 2019, respectively. The Company recognizes interest income on its impaired mortgage loans upon receipt.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2021	2020	2019
Balance, beginning of year	$37	$36	$22

(Reductions) additions charged to unrealized capital loss	(6)	13	14

Direct write-downs charged against allowance	-	(12)	-

Balance, end of year	$31	$37	$36

During 2021, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2021	2020
Current	$3,165	$3,168
30 - 59 days past due	24	-

90 - 179 days past due	-	7

Total	$3,189	$3,175

At December 31, 2021 and 2020, the Company had mortgage loans outstanding under participant or co-lender agreements of $2.7 billion and $2.6 billion, respectively.

In addition, the Company had $61 million and $59 million in restructured loans at December 31, 2021 and 2020, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2021:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets

a. above 95%	$-	-%	$23	0.10%	$-	-%

b. 91% to 95%	-	-	-	-	-	-

c. 81% to 90%	2	-	40	0.20	-	-

d. 71% to 80%	15	0.10	228	0.90	-	-

e. below 70%	79	0.30	2,802	10.70	-	-

Troubled Debt Restructuring

At both December 31, 2021 and 2020, the Company held no restructured debt for which impairment was recognized. The Company had $1 million in outstanding commitments at December 31, 2021 to debtors that hold loans with restructured terms. The Company had no outstanding commitments at December 31, 2020 to debtors that hold loans with restructured terms.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The Company had no investment in real estate at December 31, 2021, 2020 and 2019.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2021	2020
Investments in limited liability companies	$357	$140
Investments in limited partnerships	1,089	795
Other unaffiliated investments	362	427
Receivable for securities	6	26
Cash collateral on derivatives	29	31

Non-admitted assets	(3)	(3)

Total	$1,840	$1,416

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $226 million and $179 million at December 31, 2021 and 2020, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $12 million during 2021. The Company recorded impairment write-downs in joint ventures and partnerships of $3 million during 2020.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2021	2020	2019
Bonds	$880	$880	$960
Common stocks	1	1	1
Cash and short-term investments	4	5	11
Mortgage loans	140	143	151
Contract loans	9	10	11
Derivatives	42	(13)	24
Investment income from affiliates	18	3	1

Other invested assets	104	45	29
Gross investment income	1,198	1,074	1,188

Investment expenses	(29)	(30)	(33)

Net investment income	$1,169	$1,044	$1,155

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$139	$74	$54
Common stocks	1	45	17
Cash and short-term investments	1	-	-
Mortgage loans	-	(12)	(8)
Derivatives	(159)	56	20

Other invested assets	28	123	27
Realized capital gains	10	286	110
Federal income tax expense	(2)	(60)	(23)

Net gains transferred to IMR	(111)	(74)	(51)

Net realized capital (losses) gains	$(103)	$152	$36

During 2021, 2020 and 2019, the Company recognized $3 million, $17 million and $19 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2021	2020	2019
Proceeds	$2,452	$1,610	$1,691
Gross realized capital gains	$130	$184	$117

Gross realized capital losses	(27)	(60)	(43)

Net realized capital gains	$103	$124	$74

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$(39)	$24	$6
Preferred and common stocks	-	(145)	144
Mortgage loans	(7)	20	2
Derivatives	63	11	(26)
Other invested assets	178	47	20

Federal income tax (expense) benefit	(41)	9	(30)

Net change in unrealized gains (losses) of investments	$154	$(34)	$116

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2021	2020	2021	2020	2021	2020
Bonds -AC	1	5	$-	$82	$-	$83
LB&SS -AC	2	3	2	26	2	28
Preferred Stock -AC	-	-	-	-	-	-

Preferred Stock -FV	-	-	-	-	-	-

Total	3	8	$2	$108	$2	$111

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2021 and 2020, the Company had bonds loaned with a fair value of approximately $253 million and $290 million pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2021	2020
30 days or less	$62	$53
31 to 60 days	131	99

61 to 90 days	68	143
Subtotal	261	295

Securities collateral received	-	-

Total collateral received	$261	$295

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open positions	$258	$258	$297	$297
Subtotal	258	258	297	297

Securities collateral received	-	-	-	-

Total collateral reinvested	$258	$258	$297	$297

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Repurchase Agreements

At December 31, 2021 and 2020, bonds with a fair value of approximately $85 million and $97 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2021	2020
Open positions	$-	$-
30 days or less	45	66
31 to 60 days	26	-
61 to 90 days	-	-

Greater than 90 days	14	29
Subtotal	85	95

Securities collateral received	-	-

Total collateral received	$85	$95

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Open - No Maturity	$1	$2	$10	$2

2. Overnight	38	7	22	-

3. 2 Days to 1 Week	102	19	53	-

4. > 1 Week to 1 Month	85	86	88	83

5. > 1 Month to 3 Months	-	59	-	83

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

b. Ending Balance

1. Open - No Maturity	$1	$2	$2	$2

2. Overnight	-	-	-	-

3. 2 Days to 1 Week	26	19	-	-

4. > 1 Week to 1 Month	59	64	88	83

5. > 1 Month to 3 Months	-	-	-	-

6. > 3 Months to 1 Year	-	-	-	-

7. > 1 Year	-	-	-	-

The following table presents the Company’s liability to return collateral for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Cash (Collateral - All)	$227	$175	$173	$168

2. Securities Collateral (FV)	-	-	-	-

b. Ending Balance

1. Cash (Collateral - All)	$87	$86	$90	$84

2. Securities Collateral (FV)	-	-	-	-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open positions	$78	$85	$84	$97

Greater than three years	-	-	-	-

Subtotal	78	85	84	97

Securities collateral received	-	-	-	-

Total collateral reinvested	$78	$85	$84	$97

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. BACV	$-	$-	$-	$-

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	-	-	-	-

b. Ending Balance

1. BACV	$85	$84	$82	$78

2. Nonadmitted - Subset of BACV	-	-	-	-

3. Fair Value	87	91	88	85

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance

a. Bonds - BACV	$-	$57	$20	$2

b. Bonds - FV	-	62	21	2

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	-	57	20	2

q. Total Assets - FV	-	62	21	2

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted

Ending Balance

a. Bonds - BACV	$-	$-	$-	$-

b. Bonds - FV	-	-	-	-

c. LB & SS - BACV	-	-	-	-

d. LB & SS - FV	-	-	-	-

e. Preferred Stock - BACV	-	-	-	-

f. Preferred Stock - FV	-	-	-	-

g. Common Stock	-	-	-	-

h. Mortgage Loans - BACV	-	-	-	-

i. Mortgage Loans - FV	-	-	-	-

j. Real Estate - BACV	-	-	-	-

k. Real Estate - FV	-	-	-	-

l. Derivatives - BACV	-	-	-	-

m. Derivatives - FV	-	-	-	-

n. Other Invested Assets - BACV	-	-	-	-

o. Other Invested Assets - FV	-	-	-	-

p. Total Assets - BACV	-	-	-	-

q. Total Assets - FV	-	-	-	-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2021	2020
On deposit with states	$16	$16
Securities lending	214	204
Collateral held on securities lending	260	295
FHLB stock and collateral pledged	363	518
Subject to repurchase agreements	78	84

Collateral for derivatives	30	30

Total	$961	$1,147

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date

December 31, 2021

In general account:

RMBS	$181	$182	$206	$(2)

CDOs	612	605	619	-

Total subprime exposure	$793	$787	$825	$(2)

December 31, 2020

In general account:

RMBS	$208	$206	$232	$(2)

CDOs	300	298	321	(3)

Total subprime exposure	$508	$504	$553	$(5)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $63 million in 2021, an unrealized capital gain of $11 million in 2020 and an unrealized capital loss of 26 million in 2019, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year ended 2021, as a result of increases in fair values of derivatives covered by ISDA Master Agreements and Credit Support Annex provisions. At December 31, 2021, the Company held collateral for derivatives of $129 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds.    The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2021			December 31, 2020
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value

Assets:

Interest rate contracts	$2,764	$60	$60	$1,237	$43	$43

Foreign exchange contracts	653	41	41	378	19	19

Equity contracts	1,566	121	121	1,057	139	139

Derivative assets, gross	4,983	222	222	2,672	201	201

Counter party netting	-	(95)	(95)	-	(162)	(162)

Derivative assets, net	$4,983	$127	$127	$2,672	$39	$39

Liabilities:

Interest rate contracts	$327	$2	$2	$1,267	$24	$24

Foreign exchange contracts	760	10	10	771	31	31

Equity contracts	814	83	83	1,157	108	108

Derivative liabilities, gross	1,901	95	95	3,195	163	163

Counter party netting	-	(95)	(95)	-	(162)	(162)

Derivative liabilities, net	$1,901	$-	$-	$3,195	$1	$1

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2021		December 31, 2020
(in millions)	Assets	Liabilities	Assets	Liabilities

Gross amount recognized	$222	$(95)	$201	$(163)

Amount offset	(95)	95	(162)	162

Net amount presented in the Statement of Admitted

Assets, Liabilities, and Capital and Surplus	$127	$-	$39	$(1)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2021		December 31, 2020
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date

Derivative assets:

Interest rate contracts	$2,764	2061	$1,237	2060

Foreign exchange contracts	653	2049	378	2048

Equity contracts	1,566	2022	1,057	2021

Derivative liabilities:

Interest rate contracts	327	2027	1,267	2051

Foreign exchange contracts	760	2056	771	2056

Equity contracts	814	2022	1,157	2021

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The credit exposure to the Company’s derivative contracts aggregated $77 million and $79 million at December 31, 2021 and 2020, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3

December 31, 2021

Assets:

Bonds	$21,516	$19,827	$-	$18,737	$2,779

Preferred stocks	7	7	-	7	-

Common stocks	18	18	-	18	-

Cash, cash equivalents and short-term investments	177	177	134	43	-

Mortgage loans	3,370	3,189	-	-	3,370

Contract loans	147	147	-	-	147

Receivables for securities	6	6	-	6	-

Securities lending reinvested collateral assets	258	258	-	258	-

Separate account assets	1,191	1,191	-	1,191	-

Liabilities:

Policy reserves and contractual liabilities	659	507	-	12	647

Payable for securities	26	26	-	26	-

Payable for securities lending	261	261	-	261	-

December 31, 2020

Assets:

Bonds	$22,312	$19,735	$-	$19,481	$2,831

Preferred stocks	8	7	2	6	-

Common stocks	19	19	-	19	-

Cash, cash equivalents and short-term investments	205	205	43	162	-

Mortgage loans	3,429	3,175	-	-	3,429

Contract loans	159	159	-	-	159

Receivables for securities	26	26	-	26	-

Securities lending reinvested collateral assets	297	297	-	297	-

Separate account assets	375	375	-	375	-

Liabilities:

Policy reserves and contractual liabilities	692	515	-	15	677

Payable for securities	22	22	-	22	-

Payable for securities lending	295	295	-	295	-
Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2021
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$-	$36	$-	$36
Total bonds	-	-	36	-	36
Preferred stock
Industrial and miscellaneous	-	-	2	-	2
Total preferred stock	-	-	2	-	2
Derivative assets:
Interest rate contracts	-	60	-	-	60
Foreign exchange contracts	-	41	-	-	41
Equity contracts	1	120	-	-	121
Counterparty netting	-	-	-	(95)	(95)
Total derivative assets	1	221	-	(95)	127
Separate account assets	4,052	905	-	-	4,957
Total assets at fair value	$4,053	$1,126	$38	$(95)	$5,122
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$2	$-	$-	$2
Foreign exchange contracts	-	10	-	-	10
Equity contracts	-	83	-	-	83
Counterparty netting	-	-	-	(95)	(95)
Total derivative liabilities	-	95	-	(95)	-
Total liabilities at fair value	$-	$95	$-	$(95)	$-
December 31, 2020
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$3	$1	$-	$4
Bank loans	-	14	-	-	14
Total bonds	-	17	1	-	18
Derivative assets:
Interest rate contracts	-	43	-	-	43
Foreign exchange contracts	-	19	-	-	19
Equity contracts	1	138	-	-	139
Counterparty netting	-	-	-	(162)	(162)
Total derivative assets	1	200	-	(162)	39
Separate account assets	3,706	661	-	-	4,367
Total assets at fair value	$3,707	$878	$1	$(162)	$4,424
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$24	$-	$-	$24
Foreign exchange contracts	-	31	-	-	31
Equity contracts	2	106	-	-	108
Counterparty netting	-	-	-	(162)	(162)
Total derivative liabilities	2	161	-	(162)	1
Total liabilities at fair value	$2	$161	$-	$(162)	$1

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Total Assets

Balance, January 1, 2020	$1	$-	$-	$1

Total realized/unrealized capital gains or losses:

Included in net income	(1)	-	-	(1)

Included in surplus	1	-	-	1

Purchases, issuances and settlements	-	-	-	-

Transfers into Level 3	6	-	5	11

Transfers out of Level 3	(6)	-	(5)	(11)

Balance, December 31, 2020	$1	$-	$-	$1

Total realized/unrealized capital gains or losses:

Included in net income	1	-	1	2

Included in surplus	(1)	-	-	(1)
Purchases, issuances and settlements	33	2	(1)	34
Transfers into Level 3	2	-	-	2

Transfers out of Level 3	-	-	-	-

Balance, December 31, 2021	$36	$2	$-	$38

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2021 and 2020, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2021 and 2020 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2021.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total

December 31, 2021
Derivative assets at fair value	$1	$221	$-	$222
Derivative liabilities at fair value	-	95	-	95

December 31, 2020
Derivative assets at fair value	$1	$200	$-	$201
Derivative liabilities at fair value	2	161	-	163

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2021	2020
Life insurance	$3,417	$3,447
Annuities (excluding supplementary contracts with life contingencies)	16,246	16,051
Supplementary contracts with life contingencies	126	97
Disability - active lives	2	2
Disability - disabled lives	59	64
Excess of VM-21 reserves over basic reserves	138	214
Deficiency reserves	238	220

Other miscellaneous reserve	1,466	1,515

Gross life and annuity reserves	21,692	21,610
Reinsurance ceded	(253)	(316)

Net life and annuity reserves	21,439	21,294

Accident and health reserves
Unearned premium reserves	9	10
Present value of amounts not yet due on claims	191	220
Additional contract reserves	41	41

Gross accident and health reserves	241	271
Reinsurance ceded	(17)	(18)

Net accident and health reserves	224	253

Aggregate policy reserves	$21,663	$21,547

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2021
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$2,300	$-	$-	$2,300	11.80%
b. At book value less current surrender
charge of 5% or more	2,939	-	-	2,939	15.08%
c. At fair value	-	-	4,827	4,827	24.77%
d. Total with market adjustment or at fair value	5,239	-	4,827	10,066	51.65%
e. At book value without adjustment
(minimal or no charge or adjustment)	6,617	-	-	6,617	33.94%
(2) Not subject to discretionary withdrawal	2,807	-	1	2,808	14.41%
(3) Total (gross: direct + assumed)	$14,663	$-	$4,828	$19,491	100.00%
(4) Reinsurance ceded	-	-	-	-
(5) Total (net)* (3) - (4)	$14,663	$-	$4,828	$19,491
(6) Amount included in A(1)b above that will move
to A(1)e in the year after statement date:	$490	$-	$-	$490
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2021
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$1	$-	$-	$1	0.04%
b. At book value less current surrender
charge of 5% or more	-	-	-	-	-%
c. At fair value	-	-	3	3	0.11%
d. Total with market adjustment or at fair value	1	-	3	4	0.15%
e. At book value without adjustment
(minimal or no charge or adjustment)	515	-	-	515	18.05%
(2) Not subject to discretionary withdrawal	1,194	1,140	-	2,334	81.80%
(3) Total (gross: direct + assumed)	$1,710	$1,140	$3	$2,853	100.00%
(4) Reinsurance ceded	-	-	-	-
(5) Total (net)* (3) - (4)	$1,710	$1,140	$3	$2,853
(6) Amount included in B(1)b above that will move
to B(1)e in the year after statement date:	$-	$-	$-	$-
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2021
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$-	$-	$-	$-	-%
b. At book value less current surrender
charge of 5% or more	-	-	-	-	-%
c. At fair value	-	-	-	-	-%
d. Total with market adjustment or at fair value	-	-	-	-	-%
e. At book value without adjustment
(minimal or no charge or adjustment)	20	-	-	20	2.66%
(2) Not subject to discretionary withdrawal	731	-	1	732	97.34%
(3) Total (gross: direct + assumed)	$751	$-	$1	$752	100.00%
(4) Reinsurance ceded	-	-	-	-
(5) Total (net)* (3) - (4)	$751	$-	$1	$752
(6) Amount included in C(1)b above that will move
to C(1)e in the year after statement date:	$-	$-	$-	$-
* Represents annuity reserves reported in separate accounts liabilities.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2021:

	December 31, 2021
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term policies with cash value	$-	$7	$20	$-	$-	$-
(2) Universal life	1,230	1,220	1,282	-	-	-
(3) Universal life with secondary guarantees	139	124	655	-	-	-
(4) Indexed universal life	7	7	7	-	-	-
(5) Indexed universal life with secondary guarantees	41	26	57	-	-	-
(6) Indexed life	-	-	-	-	-	-
(7) Other permanent cash value life insurance	55	352	396	12	12	12
(8) Variable life	-	-	-	-	-	-
(9) Variable universal life	1	1	1	14	14	14
(10) Miscellaneous reserves	-	-	-	-	-	-
B. Not subject to discretionary withdrawal or no cash values
(1) Term policies without cash value	XXX	XXX	$999	XXX	XXX	$-
(2) Accidental death benefits	XXX	XXX	-	XXX	XXX	-
(3) Disability - active lives	XXX	XXX	2	XXX	XXX	-
(4) Disability - disabled lives	XXX	XXX	59	XXX	XXX	-
(5) Miscellaneous reserves	XXX	XXX	318	XXX	XXX	-
C. Total (gross: direct + assumed)	$1,473	$1,737	$3,796	$26	$26	$26
D. Reinsurance ceded	63	55	253	-	-	-
E. Total (net) (C) - (D)	$1,410	$1,682	$3,543	$26	$26	$26

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

The separate accounts also include a funding agreement, which provides a stable value protection feature on the assets held within the account.

The Company does not engage in securities lending transactions within the separate accounts.

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2021		December 31, 2020
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$4,982	$-	$4,328	$-
Variable life	26	-	23	-

Terminal funding	1,140	-	391	-

Total	$6,148	$-	$4,742	$-

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2021 and 2020 is $49 million and $104 million, respectively.

There was no separate account business seed money at December 31, 2021 and 2020.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account

2021	$53	$1

2020	45	-

2019	37	-

2018	30	-

2017	27	-

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed Guarantee less than or equal to 4%	Non-indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

December 31, 2021

Premiums, considerations or deposits	$-	$-	$-	$1,178	$1,178

Reserves for accounts with assets at:
Market value	$-	$-	$-	$4,863	$4,863

Amortized costs	-	1,139	-	-	1,139

Total reserves	$-	$1,139	$-	$4,863	$6,002

By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$-	$1,139	$-	$-	$1,139

At market value	$-	$-	$-	$4,861	$4,861

Subtotal	-	1,139	-	4,861	6,000

Not subject to discretionary withdrawal	-	-	-	2	2

Total reserves	$-	$1,139	$-	$4,863	$6,002

December 31, 2020

Premiums, considerations or deposits	$-	$-	$-	$595	$595

Reserves for accounts with assets at:
Market value	$-	$-	$-	$4,274	$4,274

Amortized costs	-	391	-	-	391

Total reserves	$-	$391	$-	$4,274	$4,665

By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$-	$391	$-	$-	$391

At market value	$-	$-	$-	$4,272	$4,272

Subtotal	-	391	-	4,272	4,663

Not subject to discretionary withdrawal	-	-	-	2	2

Total reserves	$-	$391	$-	$4,274	$4,665

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2021	2020	2019
Transfers to separate accounts	$1,178	$595	$305

Transfers from separate accounts	(331)	(209)	(204)
Net transfers to separate accounts	847	386	101

Reconciling adjustments:

Deposit-type contracts	-	-	-

Total reconciling adjustments	-	-	-

Transfers as reported in the Statutory Statements of Operations	$847	$386	$101

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $138 million and $214 million at December 31, 2021 and 2020, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $7 million and $8 million at December 31, 2021 and 2020, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $32 million and $87 million at December 31, 2021 and 2020, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 10.8 percent and 13.2 percent of gross insurance in-force at December 31, 2021 and 2020, respectively. Policyholder dividends for the years ended December 31, 2021 and 2020 were immaterial.

14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2021		December 31, 2020
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$-	$-	$-	$-

Ordinary renewal	10	44	15	51

Total	$10	$44	$15	$51

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed and reserves on reinsurance assumed were not significant in 2021, 2020 or 2019. Reinsurance premiums ceded in 2021, 2020 and 2019 were $205 million, $210 million and $214 million, respectively. The reserve credit taken on reinsurance ceded was $270 million and $334 million at December 31, 2021 and 2020, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2021 and 2020, the Company’s reinsurance recoverables were $69 million and $54 million, respectively.

The NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs.

The Company manages the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance. The Company has a coinsurance/modified coinsurance agreement (the Co/Modco Agreement) with AIG Life of Bermuda, Ltd. (AIGB), an affiliated offshore life insurer. Under the Co/Modco Agreement, AIGB reinsures a 90 percent quota share of the Company’s net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. AIGB is a Bermuda licensed insurer but is not licensed to transact insurance or reinsurance, nor is accredited as a reinsurer in the State of New York. At December 31, 2021 and 2020, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($158 million and $210 million, respectively) ceded to AIGB were fully secured by letters of credit. These letters of credit, secured by AIGB for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by AIG in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future AIG events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the Co/Modco

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.

The Co/Modco Agreement decreased the Company’s pre-tax earnings by $68 million, $47 million and $42 million in 2021, 2020 and 2019, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.

In 2021, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in an increase in the Company’s pre-tax earnings of less than $1 million. No treaties with non-affiliated reinsurers were commuted in 2020 or 2019.

AIG established Fortitude Reinsurance Company, Ltd. (“Fortitude Re”), a wholly owned subsidiary of Fortitude Group Holdings, LLC (“Fortitude Holdings”), in 2018 in a series of reinsurance transactions related to certain of AIG’s legacy operations. In February 2018, The Company and its affiliates, American General Life Insurance Company (AGL) and Variable Annuity Life Insurance Company, entered into modified coinsurance (“modco”) agreements with Fortitude Re. On July 1, 2020, The Company and AGL amended the modco agreements. Under the terms of the amendment, certain business ceded to Fortitude Re was recaptured and certain additional business was ceded to Fortitude Re.

In November 2018, AIG sold a 19.9% ownership interest in Fortitude Holdings to TC Group Cayman Investments Holdings, L.P. (“TCG”), an affiliate of Carlyle. On June 2, 2020, AIG completed the sale of a majority of the interests in Fortitude Holdings to Carlyle FRL, L.P. (“Carlyle FRL”), an investment fund advised by an affiliate of The Carlyle Group Inc. (“Carlyle”), and T&D United Capital Co., Ltd. (“T&D”), a subsidiary of T&D Holdings, Inc., under the terms of a membership interest purchase agreement entered into on November 25, 2019 by and among AIG, Fortitude Holdings, Carlyle FRL, Carlyle, T&D and T&D Holdings, Inc. (the “Majority Interest Fortitude Sale”). As a result of completion of the Majority Interest Fortitude Sale, Carlyle FRL purchased from AIG a 51.6% ownership interest in Fortitude Holdings and T&D purchased from AIG a 25% ownership interest in Fortitude Holdings; AIG retained a 3.5% ownership interest in Fortitude Holdings and one seat on its Board of Managers. On October 1, 2021, AIG, contributed its remaining 3.5% ownership interest in FGH Parent, L.P., to Corebridge. As of the closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions.

Following closing, in the second quarter of 2020, AIG contributed $135 million of the proceeds of the Majority Interest Fortitude Sale to the Company. For further information regarding the Fortitude Re reinsurance transactions, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company’s statements of assets, liabilities, surplus and other funds and on the summary of operations:

Balance as of December 31, 2021

Statutory Statements of Assets, Liabilities and Capital and Surplus

Funds withheld	$60

Increase (Decrease) (in millions)	Initial Accounting	As of the Years Ended December 31, 2020, 2019, 2018 and 2017	Total Reported at December 31, 2020	As of and Year Ended December 31, 2021

Statutory Statement of Operations

Premiums and annuity considerations	$(5,086)	$(79)	$(5,165)	$(11)

Commissions and expense allowances	8	28	36	8

Reserve adjustments on reinsurance ceded	5,086	(1,174)	3,912	(468)

Total revenues	8	(1,225)	(1,217)	(471)

Death benefits	-	(110)	(110)	(29)

Annuity benefits	-	(1,094)	(1,094)	(263)

Surrender benefits	-	(73)	(73)	(13)

Other benefits	-	(117)	(117)	(24)

Total benefits and expenses	-	(1,394)	(1,394)	(329)

Net gain from operations before dividends to policyholders and federal income taxes	8	169	177	(142)

Dividends to policyholders	-	(4)	(4)	(1)

Net gain from operations after dividends to policyholders and before federal income taxes	$8	$173	$181	$(141)

16. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions for the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on our U.S. federal tax liabilities.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$664	$95	$759	$648	$114	$762	$16	$(19)	$(3)

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross DTA	664	95	759	648	114	762	16	(19)	(3)

DTA non-admitted	478	95	573	465	114	579	13	(19)	(6)
Net admitted DTA	186	-	186	183	-	183	3	-	3

DTL	55	-	55	66	-	66	(11)	-	(11)

Total	$131	$-	$131	$117	$-	$117	$14	$-	$14

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Admission calculation components

SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$-	$-	$-	$-	$-	$-	$-	$-	$-

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	131	-	131	117	-	117	14	-	14
1. Adjusted gross DTA expected to be realized following the reporting date	131	-	131	117	-	117	14	-	14
2. Adjusted gross DTA allowed per limitation threshold	-	-	357	-	-	316	-	-	41

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	55	-	55	66	-	66	(11)	-	(11)

DTA admitted as the result of application of SSAP 101	$186	$-	$186	$183	$-	$183	$3	$-	$3

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	941%	920%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$2,383	$2,105

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2021	2020	2019
Current income tax expense
Federal	$132	$51	$147
Federal income tax on net capital gains	2	60	23
Federal income tax incurred	$134	$111	$170
	Years Ended December 31,
(in millions)	2021	2020	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$531	$524	$7
Investments	2	1	1
Deferred acquisition costs	122	109	13
Fixed assets	5	5	-
Tax credit carryforward	-	1	(1)
Other (including items less than 5% of total ordinary tax assets)	4	8	(4)
Subtotal	664	648	16
Non-admitted	478	465	13
Admitted ordinary deferred tax assets	186	183	3
Capital:
Investments	95	114	(19)
Real estate	-	-	-
Subtotal	95	114	(19)
Statutory valuation allowance adjustment	-	-	-
Non-admitted	95	114	(19)
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	186	183	3
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	15	15	-
Policyholder reserves	40	51	(11)
Deferred tax liabilities	55	66	(11)
Net deferred tax assets	$131	$117	$14

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2021	2020	Change
Total adjusted deferred tax assets	$759	$762	$(3)

Total deferred tax liabilities	55	66	(11)
Net adjusted deferred tax assets	$704	$696	8

Tax effect of unrealized capital gains (losses)			42

Change in net deferred income tax			$50

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2021		December 31, 2020		December 31, 2019
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$66	21.0%	$76	21.0%	$89	21.0%
Change in valuation adjustment	-	-	-	-	(16)	(3.8)
Surplus adjustments	(2)	(0.5)	(5)	(1.3)	(3)	(0.7)
Prior year return true-ups and adjustments	(1)	(0.2)	(1)	(0.3)	-	-
Amortization of interest maintenance reserve	17	5.3	9	2.5	4	1.0
Change in non-admitted assets	4	1.3	(1)	(0.3)	(3)	(0.7)
Dividend received deduction	(1)	(0.3)	(1)	(0.3)	(2)	(0.4)

Other permanent adjustments	1	0.3	-	-	-	-

Statutory income tax expense	$84	26.9%	$77	21.3%	$69	16.4%

Federal income taxes incurred	$134	42.8%	$111	30.5%	$170	40.2%

Change in net deferred income taxes	(50)	(15.9)	(34)	(9.2)	(101)	(23.8)

Statutory income tax expense	$84	26.9%	$77	21.3%	$69	16.4%

At December 31, 2021, the Company’s foreign tax credits carry forward for 2020 through 2024 totaled less than $1 million.

At December 31, 2021, the Company had no operating loss carry forwards or capital loss carry forwards.

At December 31, 2021, the Company had less than $1 million of general business credit carry forwards.

At December 31, 2021, the Company had no charitable contribution carry forwards.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital

2019	$48

2020	72

2021	78

Total	$198

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $759 million and concluded that no valuation allowance was required at December 31, 2021. Similarly, the Company assessed its ability to realize DTAs of $762 million and concluded that no valuation allowance was required at December 31, 2020.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

Years Ended December 31,
(in millions)	2021	2020
Gross unrecognized tax benefits at beginning of year	$-	$-
Increases in tax position for prior years	-	-
Decreases in tax position for prior years	-	-

Gross unrecognized tax benefits at end of year	$-	$-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2021 and 2020, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than $1 million, for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At both December 31, 2021 and 2020, the Company had accrued less than $1 million for the payment of interest (net of federal benefit) and penalties. In 2021, 2020 and 2019, the Company recognized an expense of less than $1 million, net of federal benefit, and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2021, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2011-2013 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2020 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2021.

The company had no alternative minimum tax credits at December 31, 2021.

The Company joins in the filing of a consolidated federal income tax return with AIG.

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table lists those companies that form part of the 2021 AIG consolidated federal tax return:

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Assignment Company, LLC	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited
AH SLP 1094 San Lucas, LLC	AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC

AH SubGP 1098 Green Pines, LLC	AH SubGP 1158 Flat Iron, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC	AH SubGP 1384 Woodglen, LLC
AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC	AH SubGP 1535 Hunter’s Run, LLC
AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC	AH SubGP 1631 Broadway, LLC
AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC	AH SubGP 641 McKinney Apartments, LLC

AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC	AH SubGP 785 Mayfield, LLC
AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC	AH SubGP 929 Collinwood, LLC
AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC	AH SubGP MDL, LLC
AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC	AIG Assurance Company

AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.	AIG Commercial Equipment Finance, Inc.
AIG Commercial Real Estate Lending	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.	AIG Employee Services, Inc.

AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.	AIG Global Asset Management Holdings Corp.

AIG Global Capital Markets Securities, LLC	AIG Global Operations (Ireland) Limited	AIG Global Real Estate Investment Corp.	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS	AIG Home Protection Company, Inc.

AIG Insurance Management Services, Inc.	AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.

AIG Life of Bermuda, Ltd.	AIG Markets, Inc.	AIG Matched Funding Corp.	AIG MEA Investments and Services, LLC	AIG Mortgage Capital, LLC
AIG North America, Inc.	AIG Partnership Holdings Corp.	AIG PC Global Services Inc.	AIG PC Global Services, Inc. United Kingdom	AIG Procurement Services, Inc.
AIG Property Casualty Company	AIG Property Casualty Europe Financing Ltd.	AIG Property Casualty International, LLC	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.
AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Shared Services Corporation - Management
AIG Shared Services Corporation (Philippines)	AIG Specialty Insurance Company	AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)

AIG Travel Assist, Inc.	AIG Travel, Inc.	AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	AIG Warranty Services of Florida, Inc.	AIG WarrantyGuard, Inc.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.	AIG-FP Pinestead Holdings Corp.	AIGGRE DC Ballpark Investor, LLC
AIGGRE Europe Real Estate Fund I	AIGGRE Europe Real Estate Fund I GP S.a r.l.	AIGGRE Europe Real Estate Fund II GP S.a.r.l	AIGGRE Market Street II LLC	AIGGRE U.S. LT Apartments Investor Lexington

AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC	AIGGRE U.S. Real Estate Fund III	AIGGRE U.S. Real Estate Fund IV Lexington

AIGGRE U.S. Real Estate Fund IV Sidecar	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.

Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation

American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Ins. Co. Non-Insulated	American General Life Insurance Co. - Insulat

American General Life Insurance Company	American General Life Services Company, LLC	American General Realty	American Home Assurance Company	American International Facilities Management

American International Group, Inc.	American International Realty Corporation	American International Reinsurance	Arthur J. Glatfelter Agency, Inc.	Blackboard Customer Care Insurance Services

Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company	Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC

CAP Investor 10, LLC	CAP Investor 14, LLC	CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC

CAP Investor 8, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company	Connective Mortgage Advisory Company	Crop Risk Services, Inc.

Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.	DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company

Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.	Fortitude Life & Annuity Solutions, Inc.	GIG of Missouri, Inc.

GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC	Glatfelter Underwriting Services, Inc.	Global Loss Prevention, Inc.

Global Loss Prevention, Inc. [Canada]	Grand Savannah SAHP Corp.	Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.

Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation	LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.

Lilac Heights LLC	Livetravel, Inc.	LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited

MIP Mezzanine, LLC	MIP PE Holdings, LLC	Morefar Marketing, Inc.	Mt. Mansfield Company, Inc.	National Union Fire Insurance

National Union Fire Insurance Company	New Hampshire Insurance Company	PCG 2019 Corporate Member Limited	Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.

Prairie SAHP Corp.	Rialto Melbourne Investor LLC	Risk Specialists Companies	SA Affordable Housing, LLC	SA SubGP 1000 Woodwind Lakes, LLC

SAAHP GP Corp.	SAFG Capital LLC	SAFG Markets, LLC	SAFG Retirement Services, Inc.	SAFG Technologies, LLC

SAHP GA III - SC LLC	Sandstone (2016) Ltd.	SCSP Corp.	Service Net Solutions of Florida, LLC	Service Net Warranty, LLC

SLP Housing GPDNAC, LLC	SNW Insurance Agency, LLC	Spruce Peak Realty, LLC	Stowe Mountain Holdings, Inc.	Stratford Insurance Company

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
SubGen NT, Inc.	SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC	SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC
SunAmerica Fund Assets 112, LLC	SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC	SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets 83, LLC
SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company	SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC	The Glatfelter Agency, Inc.

The Insurance Company of the	The United State Life Insurance Company	The United States Life Insurance	The United States Life Insurance Company	The Variable Annuity Life - Insulated
The Variable Annuity Life - Non-Insulated	The Variable Annuity Life Insurance Company	Travel Guard Americas LLC Sucursal Mexico	Travel Guard Americas, LLC	Travel Guard Americas, LLC [Argentina]

Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company
Validus America, Inc.	Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.
Validus Specialty, LLC	Volunteer Firemen’s Insurance Services, Inc.	Western World Insurance Company

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2021, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by the Company without prior approval of the NYDFS in a calendar year is set forth in New York Insurance Law. With respect to 2022, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of the Company’s statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The maximum amount of dividends that can be paid to the Parent in the year 2022 without consent of the NYDFS is $202 million, which represents 10 percent of surplus as regards policyholders of the Company at December 31, 2021.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2021, 2020 and 2019:

Date	Type	Cash or Non-cash	Amount (in millions)

2021

March 15, 2021	Ordinary	Cash	$101

2020

March 27, 2020	Ordinary	Cash	$157

The Company paid no dividends to its Parent in 2019.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company’s employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2021	2020	2019

Defined benefit plans	$(1)	$(1)	$-

Total	$(1)	$(1)	$-

Defined Contribution Plan

AIG sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expenses associated with this plan were $3 million, $3 million and $4 million in 2021, 2020 and 2019, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Share-based and Deferred Compensation Plans

AIG sponsors Long Term Incentive Plans (“LTIP”) that provide for annual awards to certain employees, including senior executive officers and other highly compensated employees that may be a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”), or stock options.

The number of PSUs issued on the grant date (the target) provides the opportunity for the LTIP participant to receive shares of AIG Common Stock based on AIG achieving specified performance goals at the end of a three-year performance period. These performance goals are pre-established by AIG’s Compensation and Management Resources Committee for each annual grant and may differ from year to year. The actual number of PSUs earned can vary from zero to 200 percent of the target for the 2021, 2020 and 2019 awards, depending on AIG’s performance relative to a specified peer group and/or the outcome of pre-established financial goals, as applicable. RSUs and stock options are earned based on continued service by the participant.

Vesting occurs on January 1 of the year immediately following the end of the three-year performance period. For awards granted prior to 2017, vesting occurs in three equal installments beginning on January 1 of the year immediately following the end of a performance period and January 1 of each of the next two years. Recipients must be employed at each vesting date to be entitled to share delivery, except upon the occurrence of an accelerated vesting event, such as an involuntary termination without cause, disability, retirement eligibility or death during the vesting period.

LTI awards accrue dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs are subject to the same vesting terms and conditions as the underlying unit.

The Company receives an allocation from AIG for these expenses. The Company recognized compensation expenses of $3 million, $2 million and $3 million for the years ended December 31, 2021, 2020 and 2019, respectively, based on the value of AIG’s common stock on the date of grant of which all was recharged to related parties.

Modification of LTI Awards

During the third quarter of 2019, the Company added a modifier to the 2019 performance share units awarded to certain senior executives to cap payout at 100 percent of target if our total shareholder return for the three-year performance period is below peer median. The Company did not recognize any incremental compensation expense as a result of this modification. During the third quarter of 2020, the Company reduced the performance goals from three to two metrics for the 2018 LTI and 2019 LTI awards for certain PSU recipients.

19. DEBT

The Company is a member of the FHLB of New York.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity as of December 31, 2021 is $464 million.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with FHLB of New York and the classification of the stock:

	December 31,
(in millions)	2021	2020

Membership stock - Class B	$8	$8

Activity stock	11	11

Total	$19	$19

Actual or estimated borrowing capacity as determined by the insurer	$704	$665

The Company did not hold any Class A or Excess Stock at December 31, 2021 or 2020.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2021		December 31, 2020

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Amount pledged	$363	$380	$518	$560

Maximum amount pledged during reporting period	$516	$557	$545	$565

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2021	2020

Amount outstanding	$240	$240

Maximum amount borrowed during reporting period	$241	$240

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2021 or 2020.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts

5-year fixed rate	February 25, 2020	$124

5-year fixed rate	April 5, 2019	42

5-year fixed rate	April 16, 2019	52

6-year fixed rate	July 15, 2019	23

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $627 million and $576 million at December 31, 2021 and 2020, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

at December 31, 2021, $398 million are currently expected to expire in 2022 and the remainder by 2041, based on the expected life cycle of the related fund and the Company’s historical funding trends for such commitments.

At December 31, 2021 and 2020, the Company had $391 million and $107 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $100 million are expected to expire in 2022 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had $2 million of accrued liability at both December 31, 2021 and 2020, for these guarantee fund assessments. The Company has recorded receivables of $1 million and $2 million at December 31, 2021 and 2020, respectively, for expected recoveries against the payment of future premium taxes.

During 2021 and 2020, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Standard of Care Development

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company’s activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the DOL, the Internal Revenue Service (IRS) and the Pension Benefit Guaranty Corporation.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company’s businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company’s business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace. For further information regarding standard of care developments, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG

On October 26, 2020, AIG announced its intention to separate its Life and Retirement business from AIG. On November 2, 2021, AIG and Blackstone Inc. (“Blackstone”) completed the acquisition by Blackstone of a 9.9 percent equity stake in Corebridge for $2.2 billion in an all cash transaction, subject to adjustment if the final pro forma adjusted book value is greater or lesser than the target pro forma adjusted book value. As part of the separation, most of AIG’s investment operations were transferred to Corebridge or its subsidiaries as of December 31, 2021, and AIG entered into a long-term asset management relationship with Blackstone to manage an initial $50 billion of our existing investment portfolio beginning in the fourth quarter of 2021, with that amount increasing by increments of $8.5 billion per year for five years beginning in the fourth quarter of 2022, for an aggregate of $92.5 billion. In addition, Blackstone designated one member of the Board of Directors of Corebridge, which consists of 13 directors. Pursuant to the definitive agreement, Blackstone will be required to hold its ownership interest in Corebridge following the completion of the separation of the Life and Retirement business, subject to exceptions permitting Blackstone to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the initial public offering of Corebridge (the “IPO”), with the transfer restrictions terminating in full on the fifth anniversary of the IPO.

On November 1, 2021, Corebridge declared a dividend payable to AIG in the amount of $8.3 billion. In connection with such dividend, Corebridge issued a promissory note to AIG in the amount of $8.3 billion, which will be required to be paid to AIG prior to the initial public offering of Corebridge.

On December 15, 2021, AIG and Blackstone Real Estate Income Trust (BREIT), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of AIG’s interests in a U.S. affordable housing portfolio for $4.9 billion, in an all cash transaction.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

COVID-19

The COVID-19 pandemic is still evolving, but it has caused significant societal disruption and created adverse economic impacts relevant to our business, such as a mortality increase as compared to pricing expectations, volatility in the capital markets, disruptions in the labor market, supply chain disruption, and most recently, an inflationary environment.

We cannot estimate the ultimate impact of the COVID-19 pandemic on our business, results of operations, financial condition and liquidity. We also cannot, at this time, estimate the full extent to which the pandemic has caused and may continue to cause certain risks to our business, including those discussed herein, to be heightened or realized.

For further information regarding the impact of COVID-19 on AIG and its businesses, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

Affiliate Transactions

During the year ended December 31, 2021, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the NYDFS.

On June 2, 2020, in connection with AIG’s completion of the sale of a majority of the interests in Fortitude Group Holdings, LLC, the Company executed an Amended and Restated Modified Coinsurance Agreement (the “Amended and Restated Modco”) with Fortitude Reinsurance Company, Ltd. (“Fortitude”) with an effective date of June 1, 2020. Fortitude is a wholly owned subsidiary of Fortitude Group Holdings, LLC. The Amended and Restated Modco amends and restates the Modified Coinsurance Agreement previously executed by the Company with Fortitude in February 2018. Following AIG’s completion of the aforementioned sale, Fortitude is no longer an affiliate of the Company.

In June 2020, the Company received a pass-through Capital Contribution from AGC Life in the amount of $135 million in connection with AIG’s sale of a majority of the interests in Fortitude Group Holdings, LLC (Fortitude Holdings) to Carlyle FRL, L.P.

At December 31, 2021, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $21.9 million, $16.4 million, $22.6 million, $7.3 million and $33.8 million, respectively.

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $22.7 million, $18.6 million, $22.3 million, $8 million and $40.8 million, respectively.

At December 31, 2019, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I and Europe Fund II were approximately $23.5 million, $20.9 million, $72.7 million, $7.3 million and $42.8 million, respectively.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG, in which the Company and each such affiliate can borrow monies from AIG subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At December 31, 2021, the Company did not have any amounts outstanding under the facility.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities at December 31, 2021:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AIG Life Holdings, Ltd.	$7	$-	$7	Not Applicable

AIGGRE Europe Real Estate Fund I S.C.SP	4	-	4	Not Applicable

AIGGRE Europe Real Estate Fund II LR Feeder, LLC	23	-	23	Not Applicable

AIGGRE U.S. Real Estate Fund I, LP	21	-	21	Not Applicable

AIGGRE U.S. Real Estate Fund II, LP	39	-	39	Not Applicable

AIGGRE U.S. Real Estate Fund III, LP	39	-	39	Not Applicable

AIGGRE U.S. Real Estate Fund IV, LP	25	-	25	Not Applicable

Total	$158	$-	$158

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Capital Management Corporation, in the amount of $97 million and $157 million at December 31, 2021 and 2020, respectively. These funds were reclassified in 2020 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG and certain affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $103 million, $112 million and $123 million under such agreements for the years ended December 31, 2021, 2020 and 2019, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $23 million, $22 million and $19 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant. In addition, the Company had liabilities for structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2021 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

12669EQ41	$625	$616	$9	$616	$972	03/31/2021

32051GJ55	1,324	1,318	6	1,318	1,315	03/31/2021

693675BQ2	1,258	1,245	13	1,245	1,194	03/31/2021

693675BR0	722	720	2	720	681	03/31/2021

86358EE69	3,333	2,982	351	2,982	3,223	03/31/2021

939336D26	40	11	29	11	5	03/31/2021

Quarterly Total	$7,302	$6,892	$410	$6,892	$7,390

000780ND4	$260	$75	$185	$75	$160	06/30/2021

3622MSAA0	282	266	16	266	231	06/30/2021

863579B64	2,387	2,166	221	2,166	2,165	06/30/2021

92922FFC7	178	163	15	163	-	06/30/2021

Quarterly Total	$3,107	$2,670	$437	$2,670	$2,556

94984NAA0	$142	$118	$24	$118	$125	12/31/2021

Quarterly Total	$142	$118	$24	$118	$125

		Year-end total	$871

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2022, the date the financial statements were issued.

Following receipt of all regulatory approvals and the satisfaction of other conditions, effective as of January 1, 2022, AIG Life Holdings Inc., sold to an affiliate of Fortitude Re all of the outstanding capital stock of Fortitude Life & Annuity Solutions, Inc. (“FLAS”), a licensed third party administrator. Concurrent with the closing of the sale, the Company and its affiliate, American General Life Insurance Company, each entered into an administrative services agreement and a third party administration agreement with FLAS pursuant to which each company transferred administration to FLAS of its life and annuity businesses ceded to Fortitude Re and certain of its other life policies and annuity contracts.

On March 28th, 2022, AIG announced a strategic partnership with BlackRock, Inc. (“BlackRock”), through which BlackRock will manage a significant portion of fixed income and other assets in the AIG and Life & Retirement investment portfolios. The arrangements contemplate BlackRock managing up to $60 billion of the global AIG investment portfolio and up to $90 billion of the Life & Retirement investment portfolio. Additionally, BlackRock’s Aladdin platform will provide investment management technology for both AIG and Life & Retirement.

The Company paid an ordinary cash dividend of $200 million to AGC Life on March 28, 2022.

On March 29, 2022, AIG issued a press release announcing that its majority-owned subsidiary, Corebridge Financial, Inc., intends to commence a private offering of senior unsecured notes (the “Notes”) in connection with the previously announced separation of AIG’s Life and Retirement business. The Notes will be offered in a private offering exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”).

Supplemental Information

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2021
Investment income earned:
Government bonds	$10
Other bonds (unaffiliated)	870
Common stocks (unaffiliated)	1
Cash and short-term investments	4
Mortgage loans	140
Contract loans	9
Other invested assets	121
Derivative instruments	42
Gross investment income	$1,197

Mortgage loans - book value:
Commercial mortgages	$3,057
Residential mortgages	97
Mezzanine loans	66
Total mortgage loans	$3,220

Mortgage loans by standing - book value:
Good standing	$3,159
Good standing with restructured terms	61
Total mortgage loans	$3,220

Partnerships - statement value	$1,805

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Common stocks	$7

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$1,167
Over 1 year through 5 years	4,603
Over 5 years through 10 years	4,878
Over 10 years through 20 years	2,789
Over 20 years	6,483
Total maturity	$19,920

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$10,697
Class 2	7,707
Class 3	776
Class 4	509
Class 5	125
Class 6	106
Total by class	$19,920

Total bonds, short-term and cash equivalent bond investments publicly traded	$11,443
Total bonds, short-term and cash equivalent bond investments privately placed	8,477

Preferred stocks - statement value	$9
Common stocks - market value	26
Short-term investments - book value	43
Cash equivalents - book value	165
Options, caps and floors owned - statement value	64
Collar, swap and forward agreements open - statement value	62
Futures contracts open - current value	1
Cash on deposit	(30)

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2021
Life insurance in-force:
Ordinary	$75,107
Credit	23
Group	865

Amount of accidental death insurance in-force under ordinary policies	218

Life insurance policies with disability provisions in-force:
Ordinary	4,328
Group life	15

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	68
Income payable	26

Ordinary - involving life contingencies:
Amount on deposit	28
Income payable	16

Group - not involving life contingencies:
Amount on deposit	4
Income payable	4

Annuities:
Ordinary:
Immediate - amount of income payable	$232
Deferred, fully paid - account balance	7,207
Deferred, not fully paid - account balance	8,751

Group:
Amount of income payable	123
Fully paid - account balance	1,145
Not fully paid - account balance	488

Accident and health insurance - premiums in-force:
Other	$1
Group	23
Credit	-

Deposit funds and dividend accumulations:
Deposit funds - account balance	$244
Dividend accumulations - account balance	17

Claim payments in 2021:
Group accident & health:
2021	$2,148
2020	15,453
2019	12,375
2018	10,120
2017	35,637
Prior	519,720

Other accident & health:
2021	(1,582)
2020	(755)
2019	(279)
2018	804
2017	(134)
Prior	2,465

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2021

(in millions)

1. The Company’s total admitted assets as of December 31, 2021 are $32.3 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2021 are $26.1 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Senior Direct Lending Program LLC	Bonds	$551	2.10%
b.	AIG Home Loan	OIA	251	1.00
c.	AIG Global Real Estate Investment Corp	OIA	226	0.90
d.	Carlyle Group	OIA	165	0.60
e.	Amazon.com, Inc.	Bonds	144	0.50
f.	Raytheon Technologies Corp	Bonds	140	0.50
g.	Bristol-Myers Squibb Company	Bonds	134	0.50
h.	KPMG LLP	Bonds	129	0.50
i.	Comcast Corporation	Bonds	124	0.50
j.	Duke Energy Corporation	Bonds	114	0.40

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets

NAIC - 1	$10,697	40.90%	P/RP - 1	$6	-%

NAIC - 2	7,708	29.50	P/RP - 2	-	-

NAIC - 3	776	3.00	P/RP - 3	1	-

NAIC - 4	509	1.90	P/RP - 4	-	-

NAIC - 5	125	0.50	P/RP - 5	2	-

NAIC - 6	106	0.40	P/RP - 6	-	-

4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$4,576	17.50%
b.	Foreign currency denominated investments	1,227	4.70
c.	Insurance liabilities denominated in that same foreign currency	-	-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$3,903	14.90%
b.	Countries rated NAIC - 2	592	2.30
c.	Countries rated NAIC - 3 or below	81	0.30

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$865	3.30%
	Country 2: Cayman Islands	568	2.20
b.	Countries rated NAIC - 2
	Country 1: Mexico	153	0.60
	Country 2: Panama	116	0.40
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	19	0.10
	Country 2: Dominican Republic	9	-

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets

Aggregate unhedged foreign currency exposure	$1,227	4.70%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$1,227	4.70%
b.	Countries rated NAIC - 2	-	-
c.	Countries rated NAIC - 3 or below	-	-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$506	1.90%
	Country 2: Ireland	259	1.00
b.	Countries rated NAIC - 2
	Country 1:	-	-
	Country 2:	-	-
c.	Countries rated NAIC - 3 or below
	Country 1:	-	-
	Country 2:	-	-

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	TotalEnergies SE	NAIC 1 & 2 - Bonds	$75	0.30%
b.	Challenger	OTHER OIA	65	0.20
c.	5555221 X8 - Term Loan	MORTGAGE LOAN	65	0.20
d.	5555207 Bailey 2	MORTGAGE LOAN	61	0.20
e.	5555143 Project Chapter	MORTGAGE LOAN	61	0.20
f.	Suzano S.A.	NAIC 2 - Bonds	60	0.20
g.	Royal Dutch Shell plc	NAIC 1 - Bonds	58	0.20
h.	5555189 Century-Fixed	MORTGAGE LOAN	57	0.20
i.	InSight Venture Partners	OTHER INVESTED ASSETS	55	0.20
j.	Cooperatieve Rabobank U.A.	NAIC 1 & 2 - Bonds	55	0.20

11. Assets held in Canadian investments and un-hedged Canadian currency are less than 2.5 percent of the Company’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	AIG Home Loan	$251	1.00%
b.	AIG Global Real Estate Investment Corp	220	0.80
c.	Carlyle Group	165	0.60
d.	Challenger	65	0.20
e.	InSight Venture Partners	55	0.20
f.	American Securities Capital Partners L.P.	46	0.20
g.	GENERAL ATLANTIC	42	0.20
h.	MASS MUTUAL LIFE INS CO	42	0.20
i.	TorQuest	41	0.20
j.	Waud Capital Partners LLC	39	0.10

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$643	2.50%

Largest three investments held in nonaffiliated, privately placed equities:
a.	AIG Home Loan 4 LLC	$251	1.00
b.	Challenger	65	0.20
c.	Carlyle Alternative Opportunities Fund L.P.	59	0.20

Ten largest fund managers:
Fund Manager		Total Invested	Diversified	Non- diversified
a.	AIG Home Loan	$251	$251	$-
b.	AIG Global Real Estate Investment Corp	226	-	226
c.	Carlyle Group	165	165	-
d.	Challenger	65	-	65
e.	InSight Venture Partners	55	55	-
f.	American Securities Capital Partners L.P.	46	46	-
g.	GENERAL ATLANTIC	42	42	-
h.	MASS MUTUAL LIFE INS CO	42	42	-
i.	TorQuest	41	41	-
j.	Waud Capital Partners LLC	39	39	-
15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, HI	$85	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002683, NY	69	0.30
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555221, ESP	65	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	63	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	63	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555207, GBR	61	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	61	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN	60	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555189, NLD	57	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002508, CA	52	0.20

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$152	0.60%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	10	-

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets

a.	above 95%	$-	-%	$23	0.10%	$-	-%

b.	91% to 95%	-	-	-	-	-	-

c.	81% to 90%	2	-	40	0.20	-	-

d.	71% to 80%	15	0.10	228	0.90	-	-

e.	below 70%	79	0.30	2,802	10.70	-	-

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$214	0.80%	$530	$424	$377
b.	Repurchase agreements	78	0.30	85	84	82
c.	Reverse repurchase agreements	-	-	-	-	-
d.	Dollar repurchase agreements	-	-	-	-	-
e.	Dollar reverse repurchase agreements	-	-	-	-	-

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$ -	-%	$ -	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter

		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$ 48	0.20%	$ 48	$ 45	$ 46
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter

		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$29	0.10%	$32	$36	$28
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2021

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$291	1.1%	$291	$-	$291	1.1%
All other governments	752	2.9	752	-	752	2.9
U.S. states, territories and possessions, etc. guaranteed	106	0.4	106	-	106	0.4
U.S. political subdivisions of states, territories, and possessions, guaranteed	44	0.2	44	-	44	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,151	4.5	1,151	-	1,151	4.5
Industrial and miscellaneous	17,136	66.8	17,136	-	17,136	66.8
Hybrid securities	75	0.3	75	-	75	0.3
Parent, subsidiaries and affiliates	-	-	-	-	-	-
SVO identified funds	-	-	-	-	-	-
Unaffiliated Bank loans	308	1.2	308	-	308	1.2
Total long-term bonds	19,863	77.4	19,863	-	19,863	77.4
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	9	-	9	-	9	-
Parent, subsidiaries and affiliates	-	-	-	-	-	-
Total preferred stocks	9	-	9	-	9	-
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	-	-	-	-	-	-
Industrial and miscellaneous Other (Unaffiliated)	19	0.1	19	-	19	0.1
Parent, subsidiaries and affiliates Publicly traded	-	-	-	-	-	-
Parent, subsidiaries and affiliates Other	7	-	7	-	7	-
Total common stocks	26	0.1	26	-	26	0.1
Mortgage loans:
Farm mortgages	-	-	-	-	-	-
Residential mortgages	97	0.4	97	-	97	0.4
Commercial mortgages	3,057	11.9	3,057	-	3,057	11.9
Mezzanine real estate loans	66	0.3	66	-	66	0.3
Total valuation allowance	(31)	(0.1)	(31)	-	(31)	(0.1)
Total mortgage loans	3,189	12.5	3,189	-	3,189	12.5
Real estate:
Properties occupied by company	-	-	-	-	-	-
Properties held for production of income	-	-	-	-	-	-
Properties held for sale	-	-	-	-	-	-
Total real estate	-	-	-	-	-	-
Cash, cash equivalents and short-term investments:
Cash	(30)	(0.1)	(30)	200	170	0.7
Cash equivalents	164	0.6	164	58	222	0.9
Short-term investments	43	0.2	43	-	43	0.2
Total cash, cash equivalents and short-term investments	177	0.7	177	258	435	1.8
Contract loans	147	0.6	147	-	147	0.6
Derivatives	127	0.5	127	-	127	0.5
Other invested assets	1,808	7.1	1,805	-	1,805	7.0
Receivables for securities	6	-	6	-	6	-
Securities Lending	258	1.0	258	XXX	XXX	XXX
Other invested assets	29	0.1	29	-	29	0.1
Total invested assets	$25,639	100.0%	$25,636	$258	$25,636	100.0%

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: ________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: ________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more features which may result in delays in payment in form of in fact:

(a)	Provisions that permit the reporting of losses to be made less frequent than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4. Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of Contract	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance - new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		Yes [ ] No [ ] N/A [ X ]

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(e)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(f) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below: